THE
HARTFORD


SEMI-ANNUAL REPORT
June 30, 2000

- Manager Discussions

- Financials

                                                 THE HARTFORD MUTUAL FUNDS, INC.

TABLE
OF
CONTENTS

       Manager Discussions                                                     3

       The Hartford Mutual Funds, Inc. Financial Statements

          Statements of Net Assets or Statements of Assets and Liabilities as of June 30, 2000:

             The Hartford Global Health Fund                                  16
             The Hartford Global Technology Fund                              18
             The Hartford Small Company Fund                                  20
             The Hartford Capital Appreciation Fund                           23
             The Hartford MidCap Fund                                         27
             The Hartford International Opportunities Fund                    29
             The Hartford Global Leaders Fund                                 33
             The Hartford Stock Fund                                          36
             The Hartford Growth and Income Fund                              38
             The Hartford Dividend and Growth Fund                            41
             The Hartford Advisers Fund                                       44
             The Hartford High Yield Fund                                     48
             The Hartford Bond Income Strategy Fund                           53
             The Hartford Money Market Fund                                   57

          Statement of Operations for the Period Ended June 30, 2000          60

          Statement of Changes in Net Assets for the Period Ended June 30,
       2000                                                                   62

          Statement of Changes in Net Assets for the Year Ended December 31,
       1999                                                                   64

          Notes to Financial Statements                                       66

          Financial Highlights                                                86

The Hartford Global Health Fund

Portfolio Managers
Joseph H. Schwartz, CFA
Senior Vice President & Partner
Wellington Management Company, LLP

Ann C. Gallo
Vice President
Wellington Management Company, LLP

Jean H. Hynes, CFA
Vice President
Wellington Management Company, LLP

Kirk J. Mayer
Assistant Vice President
Wellington Management Company, LLP


Q.
How Did The Fund Perform?
The Hartford Global Health Fund returned 19.8% since inception (May 1, 2000) through the period ending June 30, 2000. The Fund's return exceeded that of the Goldman Sachs Health Care Index of 14.6%, and was in line with the Lipper Biotechnology & Health Average of 19.6% over the period.

Q.
Why Did The Fund Perform This Way?
During the second quarter, strength was exhibited throughout the healthcare sector, with meaningful contributions from essentially all of the sub-sectors. Health care as a sector significantly outperformed the general stock market during the second quarter. The Portfolio's current sub-sector emphasis reflects our opinion as to where growth opportunities are not adequately reflected in current stock prices.

The Portfolio's sub-sector weightings were in line with the Goldman Sachs Health Care Index. The analysts remained comparatively optimistic about health care services and medical product stocks as indicated by the overweight positions. The pharmaceuticals & biotech sub-sector weighting was moderately below average, given our view that the recent strong rebound in biotech stocks more than adequately reflects their bright growth prospects. Finally, the genomics & life science weighting was essentially in line with the benchmark.

Q.
What Is Your Outlook For The Second Half of 2000?
We believe all of these sub-sectors benefit from aging demographics, technology breakthroughs, internet and information technology developments, and geographic expansion. Given future changes in absolute and relative price performance for stocks in the different sub-sectors, the Portfolio's weights will change accordingly to exploit developing investment opportunities. There are many fundamentally attractive companies within the global healthcare sector that are candidates for future investment. We are very optimistic about the health care sector's growth outlook.


[Chart]
Performance Overview
5/1/00 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

         Global Health Fund                   Goldman Sachs Health
4/30     $ 9,450 starting value               $10,000 starting value
5/31     $ 9,620                              $10,332
6/30     $11,323                              $11,456

Returns (Inception 5/1/00)
                   non-sales charge adjusted          sales charge adjusted
                  Cumulative Since Inception(1)    Cumulative Since Inception(2)
Global Health A            19.82%                             13.23%
Global Health B            19.62%                             14.62%
Global Health C            19.62%                             17.42%
Goldman Sachs Health       14.56%

The chart represents a hypothetical investment in The Hartford Global Health Fund. Past performance does not guarantee future results. The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 5/01/00 would have been valued at $11,962 on 6/30/00 ($11,462 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 5/01/00 would have been valued at $11,842 on 6/30/00 ($11,742 with a redemption at the end of the period.)

The Hartford Global Technology Fund

Portfolio Managers
Scott E. Simpson
Vice President
Wellington Management Company, LLP

John F. Averill, CFA
Vice President
Wellington Management Company, LLP

Bruce L. Glazer
Assistant Vice President
Wellington Management Company, LLP

Paul D. Jackson
Assistant Vice President
Wellington Management Company, LLP

Eric Stromquist
Senior Vice President & Partner
Wellington Management Company, LLP

Q.
How Did The Fund Perform?
The Hartford Global Technology Fund returned 3.8% since inception (May 1, 2000) through the period ending June 30, 2000. The Fund's return exceeded that of the Goldman Sachs Technology Composite Index, which returned 1.4% and the Lipper Science & Technology Average, which returned 1.9% over the period.

Q.
Why Did The Fund Perform This Way?
Over the last three months, all sectors of technology experienced weakness. However, the software and internet stocks fared the worst. After several months of strong gains, our investments in the networking & telecommunications sub-sector also weakened and our holdings in the PC hardware & semiconductors sub-sector declined modestly. Seeing some incremental opportunities, the team took advantage of the weakness to add to positions in the telecommunications equipment, software and internet sectors given their superior growth characteristics.

Q.
What Is Your Outlook For The Second Half of 2000?
While we continue to believe this positioning is appropriate, and our long-term favorable outlook is unwavering, we are concerned about the near-term and expect that the recent volatility will continue. In particular, we remain concerned that rates may need to increase further and that valuations for some leading technology companies continue to look stretched. In addition, we are seeing some signs of weakness in the consumer markets and at the margin some easing of demand for wireless technologies. As a result, we continue to focus our attention on infrastructure plays where demand remains robust and valuations look much more attractive.


Performance Overview
5/1/00 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

         Global Technology Fund     Goldman Sachs Technology
4/30     $9,450 starting value      $10,000 starting value
5/31     $8,512                     $8,780
6/30     $9,812                     $9,860

Returns (Inception 5/1/00)
                  non-sales charge adjusted           sales charge adjusted
                  Cumulative Since Inception(1)   Cumulative Since Inception(2)
Global Tech A              3.83%                              (1.88%)
Global Tech B              3.74%                              (1.26%)
Global Tech C              3.74%                               1.70%
Goldman Sachs Tech        (1.40%)

The chart represents a hypothetical investment in The Hartford Global Technology Fund. Past performance does not guarantee future results. The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 5/01/00 would have been valued at $10,374 on 6/30/00 ($9,874 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 5/01/00 would have been valued at $10,270 on 6/30/00 ($10,170 with a redemption at the end of the period.)

The Hartford Small Company Fund

Portfolio Manager

[photo]
Steve Angeli, CFA
Vice President
Wellington Management Company, LLP

Q.
How Did The Fund Perform?
The Hartford Small Company Fund returned 3.6% for the 6-month period ending June 30, 2000, underperforming the Lipper Small Cap Growth Average return of 9.5%, but outperforming the Russell 2000 Index return of 3.0% over the period.

Q.
Why Did The Fund Perform This Way?
The first 6-months of the year have been extremely volatile for investors. Until halfway through March it looked as though we were headed for a down first quarter in the market in spite of excellent earnings prospects and continued low inflation. The only game in town seemed to be technology with little or no attention paid to any other sector of the market. While we had been "cautious about excessive and unprecedented valuations," the market initially pushed higher even into the headwind of a tight monetary policy. But in April, investors woke up to the reality of rising rates and escalating inflation and the bursting technology bubble that sent stocks spiraling downward.

While we reduced the fund's exposure by trimming positions in the technology sector, we could not escape the market's turmoil. The Portfolio was negatively impacted by a correction in technology stocks combined with a few fundamental disappointments. During the correction, we took advantage of cheaper valuations by increasing or establishing positions in fundamentally sound companies. The Portfolio benefited from an overweight position in the energy sector resulting from a sustainable rise in oil and natural gas prices. Our underweight position in retail, relative to the Russell 2000, benefited the Portfolio as the Fed's rate increases had a damaging effect on consumer spending and retail stocks.

Q.
What Is Your Outlook For The Second Half of 2000?
We believe the major rate increases are history, that consumer spending should stabilize, and most retail stocks are at attractive entry points. In such an environment we would expect consistent growth companies found in such sectors as consumer staples, financial services and technology to perform quite well. Cyclicals, both consumer and industrial, may continue to struggle with little pricing power and continued excess capacity. We remain cautiously optimistic about the outlook for the equity markets.

Performance Overview
7/22/96 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

             Small Company Fund      Russell 2000

7/22/96            $9,450               $10,000
7/31/96            $9,422               $10,053
8/31/96           $10,263               $10,523
9/30/96           $10,915               $10,934
10/31/96          $10,612               $10,766
11/30/96          $10,839               $11,209
12/31/96          $10,783               $11,503
1/31/97           $10,773               $11,733
2/29/97           $10,602               $11,449
3/31/97           $10,057               $10,909
4/30/97           $10,117               $10,939
5/31/97           $11,208               $12,156
6/30/97           $11,866               $12,677
7/31/97           $12,442               $13,267
8/31/97           $12,734               $13,570
9/30/97           $13,824               $14,564
10/31/97          $13,259               $13,924
11/30/97          $13,027               $13,834
12/31/97          $12,862               $14,076
1/31/98           $12,545               $13,854
2/28/98           $13,793               $14,877
3/31/98           $14,343               $15,490
4/30/98           $14,534               $15,576
5/31/98           $13,825               $14,736
6/30/98           $14,027               $14,767
7/31/98           $13,536               $13,571
8/31/98           $10,226               $10,935
9/30/98           $11,112               $11,792
10/31/98          $11,997               $12,273
11/30/98          $12,808               $12,916
12/31/98          $14,207               $13,715
1/31/99           $14,827               $13,898
2/28/99           $13,365               $12,772
3/31/99           $14,465               $12,971
4/30/99           $15,649               $14,134
5/31/99           $15,979               $14,340
6/30/99           $17,250               $14,988
7/31/99           $17,229               $14,577
8/31/99           $16,983               $14,038
9/30/99           $17,324               $14,041
10/31/99          $17,922               $14,097
11/30/99          $19,961               $14,939
12/31/99          $23,534               $16,630
1/31/00           $22,845               $16,362
2/28/00           $26,856               $19,063
3/31/00           $26,453               $17,807
4/30/00           $24,062               $16,735
5/31/00           $21,374               $15,759
6/30/00           $24,391               $17,134


Returns (Inception 7/22/96)
               Non Sales Charge Adjusted               Sales Charge Adjusted
                                  Annualized                 Annualized
               YTD(1)   1 Year(1) Since Incept.(1)   1 Year(2) Since Incept.(2)
Small Co A     3.63%     41.40%   27.19%               33.62%      25.38%
Small Co B     3.27%     40.36%   26.33%               35.36%      25.95%
Small Co C*    3.27%     40.42%   26.38%               38.02%      26.06%
Russell 2000   3.03%     14.31%   14.63%

The chart represents a hypothetical investment in The Hartford Small Company Fund. Past performance does not guarantee future results. The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $25,132 on 6/30/00 ($24,378 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $24,917 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford Capital Appreciation Fund

Portfolio Manager

[photo]

Saul J. Pannell, CFA
Senior Vice President and Partner
Wellington Management Company, LLP

Q.
How Did The Fund Perform?
The Hartford Capital Appreciation Fund returned 7.4% for the 6-month period ending June 30, 2000, versus a return of 2.5% for the Lipper Multi Cap Core Average.

Q.
Why Did The Fund Perform This Way?
The first half of 2000 has proven to be interesting for investors in equities as the market rotated out of what had been working in the past into some laggard sectors. We used the overall turmoil in the market to upgrade the portfolio, which led to strong returns in June. The Fund's performance was helped primarily by a diverse group of companies within several macroeconomic sectors.

Q.
What Is Your Outlook For The Second Half of 2000?
Our overall strategy for the Fund remains dual faceted: an emphasis on smaller companies with dynamic earnings growth prospects, and an opportunistic trading approach to larger-cap stocks where we typically see a catalyst for outperformance. We will continue to roam off the beaten path where we believe the most upside potential resides. This approach, if executed well, should provide positive absolute and relative results over a reasonable time frame.


Performance Overview
7/22/96 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

            Capital Appreciation Fund        S&P 500
 7/22/96    $ 9,450 starting value           $10,000 starting value
 7/31/96    $ 9,667                          $10,102
 8/31/96    $10,593                          $10,317
 9/30/96    $11,302                          $10,897
10/31/96    $11,671                          $11,198
11/30/96    $12,531                          $12,043
12/31/96    $13,017                          $11,805
 1/31/97    $14,118                          $12,542
 2/28/97    $14,031                          $12,641
 3/31/67    $13,368                          $12,122
 4/30/97    $13,485                          $12,845
 5/31/97    $16,252                          $13,630
 6/30/97    $17,633                          $14,236
 7/31/97    $19,319                          $15,368
 8/31/97    $19,701                          $14,507
 9/30/97    $21,534                          $15,301
10/31/97    $20,367                          $14,790
11/30/97    $20,395                          $15,475
12/31/97    $20,189                          $15,741
 1/31/98    $19,713                          $15,914
 2/28/98    $21,570                          $17,061
 3/31/98    $22,309                          $17,935
 4/30/98    $22,432                          $18,118
 5/31/98    $20,940                          $17,806
 6/30/98    $21,265                          $18,529
 7/31/98    $20,376                          $18,333
 8/31/98    $15,926                          $15,684
 9/30/98    $16,600                          $16,689
10/31/98    $18,243                          $18,044
11/30/98    $19,489                          $19,138
12/31/98    $20,847                          $20,240
 1/31/99    $22,388                          $21,086
 2/28/99    $21,072                          $20,430
 3/31/99    $22,858                          $21,248
 4/30/99    $24,154                          $22,070
 5/31/99    $25,125                          $21,549
 6/30/99    $26,492                          $22,745
 7/31/99    $28,808                          $22,035
 8/31/99    $25,869                          $21,925
 9/30/99    $25,409                          $21,324
10/31/99    $27,022                          $22,674
11/30/99    $29,525                          $23,134
12/31/99    $34,762                          $24,495
 1/31/00    $34,369                          $23,265
 2/29/00    $39,947                          $22,825
 3/31/00    $39,828                          $25,058
 4/30/00    $35,674                          $24,304
 5/31/00    $33,790                          $23,805
 6/30/00    $37,326                          $24,391


Returns (Inception 7/22/96)
                 Non Sales Charge Adjusted            Sales Charge Adjusted
                                   Annualized                   Annualized
                 YTD(1)  1 Year(1) Since Incept.(1)  1 Year(2)  Since Incept.(2)
Cap App A        7.36%    40.88%    41.68%           33.13%     39.67%
Cap App B        7.00%    39.84%    40.73%           34.84%     40.45%
Cap App C*       7.00%    39.83%    40.72%           37.43%     40.37%
S&P 500         (0.42%)    7.24%    25.38%

The chart represents a hypothetical investment in The Hartford Capital Appreciation Fund. Past performance does not guarantee future results. The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $38,456 on 6/30/00 ($37,302 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $38,068 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford MidCap Fund

Portfolio Manager

[photo]
Phillip H. Perelmuter
Senior Vice President and Partner
Wellington Management Company, LLP

Q.
How Did The Fund Perform?
The Hartford MidCap Fund returned 19.9% for the 6-month period ending June 30, 2000. The Fund's return exceeded that of the Lipper MidCap Core Average 11.1% and the S&P Midcap 400 Index 9.0% over the period.

Q.
Why Did The Fund Perform This Way?
Midcap stocks as measured by the S&P Midcap 400 Index continue to outperform large-cap stocks (S&P 500 Index) and small-cap stocks (Russell 2000 Index) over the trailing 1, 2, 3 and 10-year time periods. Year-to-date, the S&P Midcap 400 Index significantly outperformed both the S&P 500 and the Russell 2000 Indices, 9.0%, -0.4%, 3.0%, respectively.

The two strongest sectors were energy and health care. High natural gas and crude oil prices helped all energy stocks. Health care stocks continued to remain strong with no cyclical risk due to a slowing economy. During the 6-month period, we increased our health care positions from 12% to 15% participating in all segments within health care: biotechnology, medical devices, health care services and medical products. As of the end of the period, we had the smallest sector bets vs. the S&P Midcap 400 Index than at any other time during the Portfolio's life. We do not currently see any areas of the market that are significantly undervalued across the board.


Q.
What Is Your Outlook For The Second Half of 2000?
For the remainder of the year we expect the economy to continue to slow, the inflation news to improve as energy prices cool off, and the Fed to hold off on further interest rate increases. In such an environment we would expect consistent growth companies found in such sectors as consumer staples, financial services and technology to perform quite well. Cyclicals, both consumer and industrial, may continue to struggle with little pricing power and continued excess capacity. We remain cautiously optimistic about the outlook for the equity markets.


Performance Overview
12/30/97 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

          Midcap      S&P 400
          -------     -------
11/30/97  $ 9,450     $10,000
12/31/97  $ 9,441     $10,074
1/31/98   $ 9,138     $ 9,883
2/28/98   $ 9,970     $10,701
3/31/98   $10,443     $11,184
4/30/98   $10,669     $11,389
5/31/98   $10,292     $10,876
6/30/98   $10,849     $10,945
7/31/98   $10,669     $10,520
8/31/98   $ 8,581     $ 8,562
9/30/98   $ 9,111     $ 9,361
10/31/98  $ 9,867     $10,198
11/30/98  $10,482     $10,707
12/31/98  $11,625     $12,000
1/31/99   $11,909     $11,533
2/28/99   $11,380     $10,929
3/31/99   $12,344     $11,235
4/30/99   $13,280     $12,120
5/31/99   $13,440     $12,174
6/30/99   $14,361     $12,824
7/31/99   $13,955     $12,552
8/31/99   $13,756     $12,123
9/30/99   $13,454     $11,748
10/31/99  $14,239     $12,347
11/30/99  $14,996     $12,995
12/31/99  $17,461     $13,767
1/31/00   $17,412     $13,379
2/29/00   $20,132     $14,316
3/31/00   $21,360     $15,514
4/30/00   $20,082     $14,972
5/31/00   $19,032     $14,785
6/30/00   $20,929     $15,003

Returns (Inception 12/30/97)
                     Non Sales Charge Adjusted          Sales Charge Adjusted
                                     Annualized                 Annualized
                 YTD(1)   1 Year(1)  Since Incept.(1) 1 Year(2) Since Incept.(2)
MidCap A         19.90%   45.77%     37.42%           37.75%    34.35%
MidCap B         19.44%   44.67%     36.46%           39.67%    35.71%
MidCap C*        19.44%   44.76%     36.50%           42.31%    35.95%
S&P 400          8.97%    16.99%     17.61%

The chart represents a hypothetical investment in The Hartford MidCap Fund. Past performance does not guarantee future results. The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial
investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 12/30/97 would have been valued at $21,763 on 6/30/00 ($21,110 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 12/30/97 would have been valued at $21,558 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford International Opportunities Fund

Portfolio Manager

[photo]

Trond Skramstad
Senior Vice President and Partner
Wellington Management Company, LLP

Q.
How Did The Fund Perform?
The Hartford International Opportunities Fund returned -5.0% for the first half of 2000 versus a return of -4.6% for the Lipper International Average over the same time period.

Q.
Why Did The Fund Perform This Way?
We believe that global economic growth will slow down somewhat as financial markets are more interested in the directions and rate of change in the economy rather than its level. Throughout the first half of 2000, we increased our position in the UK, which is now close to showing an upward inflection point in its economy. We also consistently added to our holdings in technology and health care. In the beginning of 2000, we were more optimistic about the prospects of the Japanese economy and had increased our exposure in that region. However, we have become a bit more cautious in this area and have reduced our weightings accordingly.

Q.
What Is Your Outlook For The Second Half of 2000?
As global economic growth is expected to slow from its current pace, we view health care, as the largest sector overweight, a good defensive play during the next several months as valuations are still attractive relative to expected earnings growth rates. In contrast, we expect economically sensitive consumer areas to fare poorly as economic growth slows, and we thus have our largest underweight in the consumer discretionary sector. In Europe, the continent is experiencing a volatile market environment and we increased our exposure to the UK market, as we believe it to be less exposed to this current environment. In addition, we expect UK profits to grow better relative to most other markets over the next year.

Performance Overview
7/22/96 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

            International Opportunities       MSCI EAFE GDP
 7/22/96    $ 9,450 starting value            $10,000 starting value
 7/31/96    $ 9,469                           $10,020
 8/31/96    $ 9,507                           $10,057
 9/30/96    $ 9,658                           $10,334
10/31/96    $ 9,686                           $10,221
11/30/96    $10,131                           $10,657
12/31/96    $10,220                           $10,582
 1/31/97    $10,114                           $10,383
 2/28/97    $10,172                           $10,456
 3/31/97    $10,172                           $10,655
 4/30/97    $10,115                           $10,629
 5/31/97    $10,706                           $11,183
 6/30/97    $11,162                           $11,848
 7/31/97    $11,487                           $12,109
 8/31/97    $10,723                           $11,239
 9/30/97    $11,276                           $11,961
10/31/97    $10,483                           $11,077
11/30/97    $10,349                           $11,031
12/31/97    $10,305                           $11,191
 1/31/98    $10,451                           $11,773
 2/28/98    $11,123                           $12,450
 3/31/98    $11,620                           $13,129
 4/30/98    $11,864                           $13,326
 5/31/98    $11,932                           $13,515
 6/30/98    $11,951                           $13,642
 7/31/98    $12,059                           $13,819
 8/31/98    $10,344                           $11,998
 9/30/98    $10,022                           $11,663
10/31/98    $10,675                           $12,961
11/30/98    $11,288                           $13,634
12/31/98    $11,595                           $14,182
 1/31/99    $11,936                           $14,196
 2/28/99    $11,663                           $13,751
 3/31/99    $12,287                           $14,474
 4/30/99    $12,745                           $15,054
 5/31/99    $12,209                           $14,265
 6/30/99    $12,781                           $14,983
 7/31/99    $13,103                           $15,438
 8/31/99    $13,112                           $15,539
 9/30/99    $13,191                           $15,806
10/31/99    $13,630                           $16,350
11/30/99    $14,440                           $16,935
12/31/99    $16,131                           $18,580
 1/31/00    $15,273                           $17,552
 2/29/00    $16,308                           $18,198
 3/31/00    $16,225                           $18,738
 4/30/00    $15,378                           $17,590
 5/31/00    $14,782                           $17,198
 6/30/00    $15,335                           $17,946


Returns (Inception 7/22/96)
                    Non Sales Charge Adjusted        Sales Charge Adjusted
                                   Annualized                 Annualized
               YTD1     1 Year(1)  Since Incept.(1)  1 Year(2)  Since Incept.(2)
Int'l Opp A    (4.96%)  19.95%     13.06%            13.35%     11.45%
Int'l Opp B    (5.32%)  19.10%     12.29%            14.10%     11.74%
Int'l Opp C*   (5.33%)  18.96%     12.27%            16.77%     11.98%
MSCI EAFE GDP  (3.41%)  19.77%     15.99%

The chart represents a hypothetical investment in The Hartford International Opportunities Fund. Past performance does not guarantee future results.
The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1 Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $15,791 on 6/30/00 ($15,317 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $15,623 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford Global Leaders Fund
Portfolio Managers
[photo]
Rand L. Alexander, CFA
Senior Vice President
and Partner
Wellington Management Company, LLP

[photo]
Andrew S. Offit
Vice President
Wellington Management Company, LLP

Q.
How Did The Fund Perform?
The Hartford Global Leaders Fund returned 3.2% for the 6-month period ending June 30, 2000, versus a return of -1.2% for the Lipper Global Average over the same time period.

Q.
Why Did The Fund Perform This Way?
Throughout this period, the markets were subject to exceptional volatility, particularly in technology, media and telecommunications sectors. However, the Fund remained focused on its themes and sector weightings, and continued to emphasize growth in both sectors and individual companies. This strategy contributed to the Fund's outperformance. The best performing sectors were health care and consumer staples, two areas that do better when there is a period of economic slowdown. We continue to remain committed to our research and sector strategy by investing in what we believe to be the best companies, regardless of where they are located.

Q.
What Is Your Outlook For The Second Half of 2000?
The market environment continues to be both interesting and challenging for global investors. While volatility can cause periods of dislocation, overall, this is good news for The Hartford Global Leaders portfolio. By their very nature, global leaders have superior products, market share and management, making them desirable investments, especially in turbulent times. Over the long term, so long as we continue to identify the winning sectors and companies, the Fund should succeed and outperform.


Performance Overview
9/30/98 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

           Global Leaders Fund          MSCI World

8/31/98           $9,450                  $10,000
9/30/98          $10,697                  $10,902
10/31/98         $11,482                  $11,548
11/30/98         $12,320                  $12,111
12/31/98         $12,932                  $12,375
1/31/99          $12,572                  $12,045
2/28/99          $13,176                  $12,544
3/31/99          $13,478                  $13,037
4/30/99          $13,011                  $12,559
5/31/99          $13,878                  $13,143
6/30/99          $14,072                  $13,102
7/31/99          $13,995                  $13,077
8/31/99          $13,800                  $12,949
9/30/99          $14,697                  $13,620
10/31/99         $15,775                  $14,001
11/30/99         $18,196                  $15,132
12/31/99         $17,481                  $14,264
1/31/00          $19,461                  $14,301
2/29/00          $19,393                  $15,288
3/31/00          $18,472                  $14,640
4/30/00          $17,962                  $14,268
5/31/00          $18,766                  $14,746
6/30/00

Returns (Inception 9/30/98)
                   \Non Sales Charge Adjusted         Sales Charge Adjusted
                                     Annualized                 Annualized
                   YTD1   1 Year(1)  Since Incept.(1) 1 Year(2) Since Incept.(2)
Global Leaders A   3.15%  35.23%     47.97%           27.79%    43.27%
Global Leaders B   2.79%  34.37%     46.96%           29.37%    45.24%
Global Leaders C   2.79%  34.28%     46.96%           31.94%    46.12%
MSCI World        (2.56%) 12.20%     24.84%

The chart represents a hypothetical investment in The Hartford Global Leaders Fund. Past performance does not guarantee future results.
The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 9/30/98 would have been valued at $19,621 on 6/30/00 ($19,032 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 9/30/98 would have been valued at $19,425 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford Stock Fund

Portfolio Manager
[photo]
Rand L. Alexander, CFA
Senior Vice President and Partner
Wellington Management Company, LLP

Q.
How Did The Fund Perform?
The Hartford Stock Fund returned 1.6% for the 6-month period ended June 30, 2000. The Fund's return exceeded the return for the S&P 500 Index of -0.4% and the Lipper Large-Cap Core Average, which returned 1.3% for the same time period.


Q.
Why Did The Fund Perform This Way?
Federal Reserve tightening has been a source of volatility and recurrent corrections in the US equity market over the last year. Many equity sectors underperformed during this period with the exception of health care, energy and technology. The Fund's performance was enhanced through accurate sector weighting, overweights in health care and energy, and above average stock selection, particularly in the finance sector. Finally, decreased exposure to the consumer discretionary spending sector in line with the slowing economy and increased exposure to consumer staples, financials and technology benefited the portfolio.


Q.
What Is Your Outlook For The Second Half of 2000?
With expectations for a soft economic landing and continued S&P 500 profit growth, our outlook on the market overall remains positive. The slowing economy and possible end of Federal interest rate hikes bode well for interest sensitive stock and consistent growth companies. Continued robust growth in technology investment has favorable consequences for the US economy that will be enduring.

Performance Overview
7/22/96 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

Stock Fund                 S&P 500
$9,450 starting value      $10,000 starting value

             Stock    S&P 500
            -------   -------
7/22/96     $ 9,450   $10,000
7/31/96     $ 9,526   $10,102
8/31/96     $ 9,668   $10,317
9/30/96     $10,178   $10,897
10/31/96    $10,443   $11,198
11/30/96    $11,180   $12,043
12/31/96    $10,915   $11,805
1/31/97     $11,568   $12,542
2/28/97     $11,653   $12,641
3/31/97     $11,313   $12,122
4/30/97     $11,900   $12,845
5/31/97     $12,639   $13,630
6/30/97     $13,267   $14,236
7/31/97     $14,196   $15,368
8/31/97     $13,373   $14,507
9/30/97     $14,055   $15,301
10/31/97    $13,675   $14,790
11/30/97    $14,244   $15,475
12/31/97    $14,387   $15,741
1/31/98     $14,510   $15,914
2/28/98     $15,620   $17,061
3/31/98     $16,522   $17,935
4/30/98     $16,874   $18,118
5/31/98     $16,551   $17,806
6/30/98     $17,500   $18,529
7/31/98     $17,671   $18,333
8/31/98     $15,081   $15,684
9/30/98     $15,706   $16,689
10/31/98    $16,939   $18,044
11/30/98    $17,917   $19,138
12/31/98    $18,895   $20,240
1/31/99     $19,509   $21,086
2/28/99     $19,135   $20,430
3/31/99     $20,074   $21,248
4/30/99     $20,975   $22,070
5/31/99     $20,361   $21,549
6/30/99     $21,694   $22,745
7/31/99     $21,089   $22,035
8/31/99     $20,762   $21,925
9/30/99     $20,187   $21,324
10/31/99    $21,271   $22,674
11/30/99    $21,633   $23,134
12/31/99    $23,108   $24,495
1/31/00     $22,013   $23,265
2/29/00     $22,052   $22,825
3/31/00     $24,183   $25,058
4/30/00     $23,489   $24,304
5/31/00     $22,970   $24,805
6/30/00     $23,469   $24,391

Returns (Inception 7/22/96)
             Non Sales Charge Adjusted          Sales Charge Adjusted
                              Annualized                   Annualized
           YTD1    1 Year(1)  Since Incept.(1)  1 Year(2)  Since Incept.(2)
Stock A    1.57%   8.20%      25.95%            2.25%      24.16%
Stock B    1.26%   7.46%      25.09%            2.46%      24.69%
Stock C*   1.26%   7.46%      25.06%            5.39%      24.74%
S&P 500   (0.42%)  7.24%      25.38%

The chart represents a hypothetical investment in The Hartford Stock Fund. Past performance does not guarantee future results. The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $24,169 on 6/30/00 ($23,444 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $23,906 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford Growth and Income Fund

Portfolio Manager

[photo]
James A. Rullo, CFA
Senior Vice President and Partner
Wellington Management Company, LLP

Q.
How Did The Fund Perform?
The Hartford Growth and Income Fund returned 1.1% for the first half of 2000 versus a return of 1.3% for the Lipper Large Cap Core Average over the same time period.


Q.
Why Did The Fund Perform This Way?
Stock selection in the food, beverage, and tobacco sector positively contributed to portfolio performance due to recent consolidation activity. We believe this activity to continue going forward and are therefore slightly overweight in this area. For the retail sector, our underweight positioning benefited performance as these stocks have been under pressure due to rising interest rates and investors' concerns over wage and fuel costs. Stock selection coupled with an underweight position in banks boosted relative portfolio performance as this sector suffered due to concerns regarding loan quality.


Q.
What Is Your Outlook For The Second Half of 2000?
The end of Federal Reserve interest rate rises will limit the magnitude of the slowing in the US economy and provide positive support to US financial markets. In addition, we anticipate deterioration in the fundamentals of the oil market going forward as evidenced in the moderation for oil demand. Increased OPEC production should eventually bring lower energy prices and we therefore have reduced our overweight positioning in energy sources.


Performance Overview
4/30/98 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

             Growth and Income Fund    S&P 500

3/31/98            $9,450              $10,000
4/30/98            $9,242               $9,828
5/31/98            $9,591              $10,227
6/30/98            $9,591              $10,119
7/31/98            $8,269               $8,656
8/31/98            $8,829               $9,211
9/30/98            $9,625               $9,959
10/31/98          $10,155              $10,563
11/30/98          $10,847              $11,171
12/31/98          $11,197              $11,638
1/31/99           $10,790              $11,276
2/28/99           $11,311              $11,727
3/31/99           $11,652              $12,181
4/30/99           $11,416              $11,894
5/31/99           $12,145              $12,554
6/30/99           $11,889              $12,162
7/31/99           $11,719              $12,101
8/31/99           $11,369              $11,770
9/30/99           $11,861              $12,515
10/31/99          $12,178              $12,769
11/30/99          $13,104              $13,520
12/31/99          $12,359              $12,841
1/31/00           $12,330              $12,598
2/28/00           $13,648              $13,830
3/31/00           $13,104              $13,414
4/30/00           $12,779              $13,139
5/31/00           $13,249              $13,462
6/30/00

Returns (Inception 4/30/98)
                 Non Sales Charge Adjusted            Sales Charge Adjusted
                                    Annualized                  Annualized
                 YTD1    1 Year(1)  Since Incept.(1)  1 Year(2) Since Incept.(2)
Growth & Inc A   1.11%   9.09%      16.85%            3.09%     13.84%
Growth & Inc B   0.75%   8.28%      16.03%            3.28%     14.86%
Growth & Inc C*  0.82%   8.36%      16.09%            6.28%     15.55%
S&P 500         (0.42%)  7.24%      14.68%

The chart represents a hypothetical investment in The Hartford Growth and Income Fund. Past performance does not guarantee future results.
The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 4/30/98 would have been valued at $13,808 on 6/30/00 ($13,394 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 4/30/98 would have been valued at $13,685 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford Dividend and Growth Fund

Portfolio Manager
[photo]
Laurie A. Gabriel, CFA
Senior Vice President and Managing Partner
Wellington Management Company, LLP

Q.
How Did The Fund Perform?
The Hartford Dividend and Growth Fund returned -1.8% for the first half of 2000. The Fund's return exceeded that of the Lipper Equity Income Average of -1.9% over the same time period.


Q.
Why Did The Fund Perform This Way?
Federal Reserve tightening has been a source of volatility and recurrent corrections in the US equity market over the last year with continued robust growth in technology investment. In line with our dividend-oriented value style, we continue to be underweight in the information technology sector. Strong stock selection, particularly in the health care sector, was the key to outperforming the benchmark for the first half of 2000.

Q.
What Is Your Outlook For The Second Half of 2000?
Going forward, we expect a deceleration in economic growth and an end to interest rate tightening. Strong technology spending and gains in productivity will continue to provide support in the US, moderating the impact of such rate increases. We continue to search for investment opportunities that produce a high level of current income coupled with growth of capital to maintain reasonable investment risk.


Performance Overview
7/22/96 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

            Dividend and Growth Fund          S&P 500
 7/22/96    $ 9,450 starting value            $10,000 starting value
 7/31/96    $ 9,545                           $10,102
 8/31/96    $ 9,695                           $10,317
 9/30/96    $10,149                           $10,897
10/31/96    $10,423                           $11,198
11/30/96    $10,990                           $12,043
12/31/96    $10,894                           $11,805
 1/31/97    $11,409                           $12,542
 2/28/97    $11,589                           $12,641
 3/31/97    $11,142                           $12,122
 4/30/97    $11,504                           $12,845
 5/31/97    $12,246                           $13,630
 6/30/97    $12,906                           $14,236
 7/31/97    $13,652                           $15,368
 8/31/97    $13,002                           $14,507
 9/30/97    $13,768                           $15,301
10/31/97    $13,356                           $14,790
11/30/97    $13,988                           $15,475
12/31/97    $14,270                           $15,741
 1/31/98    $14,454                           $15,914
 2/28/98    $15,066                           $17,061
 3/31/98    $15,858                           $17,935
 4/30/98    $15,771                           $18,118
 5/31/98    $15,509                           $17,806
 6/30/98    $15,671                           $18,529
 7/31/98    $15,553                           $18,333
 8/31/98    $13,565                           $15,684
 9/30/98    $14,415                           $16,689
10/31/98    $15,434                           $18,044
11/30/98    $15,895                           $19,138
12/31/98    $16,335                           $20,240
 1/31/99    $16,179                           $21,086
 2/28/99    $15,933                           $20,430
 3/31/99    $16,325                           $21,248
 4/30/99    $17,330                           $22,070
 5/31/99    $16,887                           $21,549
 6/30/99    $17,456                           $22,745
 7/31/99    $16,913                           $22,035
 8/31/99    $16,478                           $21,925
 9/30/99    $16,041                           $21,324
10/31/99    $16,962                           $22,674
11/30/99    $16,867                           $23,134
12/31/99    $17,083                           $24,495
 1/31/00    $16,393                           $23,265
 2/29/00    $15,470                           $22,825
 3/31/00    $17,173                           $25,058
 4/30/00    $18,960                           $24,304
 5/31/00    $17,317                           $23,805
 6/30/00    $16,774                           $24,391

Returns (Inception 7/22/96)
               Non Sales Charge Adjusted            Sales Charge Adjusted
                                   Annualized                   Annualized
               YTD(1)   1 Year(1)  Since Incept.(1)  1 Year(2)  Since Incept.(2)
Div & Grow A   (1.82%)  (3.91%)    15.67%            (9.19%)    14.02%
Div & Grow B   (2.10%)  (4.59%)    14.86%            (9.59%)    14.35%
Div & Grow C*  (2.12%)  (4.62%)    14.86%            (6.57%)    14.57%
S&P 500        (0.42%)   7.24%     25.38%

The chart represents a hypothetical investment in The Hartford Dividend and Growth Fund. Past performance does not guarantee future results.
The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $17,267 on 6/30/00 ($16,749 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $17,094 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford Advisers Fund

Portfolio Managers

[photo]
Rand L. Alexander, CFA
Senior Vice President
and Partner
Wellington Management Company, LLP

[photo]
Paul D. Kaplan
Senior Vice President and Partner
Wellington Management Company, LLP


Q.
How Did The Fund Perform?
The Hartford Advisers Fund returned 2.0% for the 6-month period ending June 30, 2000, matching the Lipper Flexible Average return over the same time period. Since inception, the Fund has returned 17.7% versus a return of 14.7% for its Lipper peer group.


Q.
Why Did The Fund Perform This Way?
Relative performance has been below the historical trend reflecting substantial turmoil in the equity markets. Interest rate fears and continuing valuation concerns, particularly in growth stocks, hampered most equity markets. The equity portion of the Fund's performance benefited from sector weightings and stock selection through increased exposure to consumer staples, financials and technology. In the bond market, we continued to find bond yields attractive given our outlook for economic growth and inflation.


Q.
What Is Your Outlook For The Second Half of 2000?
Federal Reserve tightening has been a source of volatility and recurrent corrections in the US equity market over the last year. The rise in short-term interest rates that began one year ago is expected to bring some slowing in US economic activity during the remainder of 2000. We believe that the Fed rate cycle and the prospect for stable interest rates will bring improved equity market performance in the year ahead. From a cyclical standpoint, the end of Fed tightening, slower US growth and receding inflation pressures should also provide a positive underpinning to the US bond market.


Performance Overview
7/22/96 - 6/30/00
Growth of a $10,000 investment in
Class A which includes Sales Charge


             Advisers                     Leham
              Fund        S&P 500       Govt/Corp
             -------      -------       ---------

7/22/96      $ 9,450      $10,000       $10,000
7/31/96      $ 9,516      $10,102       $10,020
8/31/96      $ 9,583      $10,317       $10,014
9/30/96      $ 9,952      $10,897       $10,192
10/31/96     $10,188      $11,198       $10,430
11/30/96     $10,773      $12,043       $10,622
12/31/96     $10,543      $11,805       $10,504
1/31/97      $10,923      $12,542       $10,517
2/28/97      $10,971      $12,641       $10,539
3/31/97      $10,705      $12,122       $10,413
4/30/97      $11,123      $12,845       $10,565
5/31/97      $11,589      $13,630       $10,664
6/30/97      $12,031      $14,236       $10,792
7/31/97      $12,750      $15,368       $11,122
8/31/97      $12,156      $14,507       $10,997
9/30/97      $12,667      $15,301       $11,170
10/31/97     $12,484      $14,790       $11,349
11/30/97     $12,889      $15,475       $11,409
12/31/97     $13,001      $15,741       $11,529
1/31/98      $13,127      $15,914       $11,691
2/28/98      $13,700      $17,061       $11,668
3/31/98      $14,179      $17,935       $11,704
4/30/98      $14,383      $18,118       $11,762
5/31/98      $14,247      $17,806       $11,888
6/30/98      $14,809      $18,529       $12,009
7/31/98      $14,907      $18,333       $12,019
8/31/98      $13,667      $15,684       $12,253
9/30/98      $14,226      $16,689       $12,604
10/31/98     $14,766      $18,044       $12,514
11/30/98     $15,258      $19,138       $12,590
12/31/98     $15,742      $20,240       $12,621
1/31/99      $16,063      $21,086       $12,711
2/28/99      $15,713      $20,430       $12,408
3/31/99      $16,195      $21,248       $12,470
4/30/99      $16,678      $22,070       $12,501
5/31/99      $16,296      $21,549       $12,373
6/30/99      $16,936      $22,745       $12,334
7/31/99      $16,633      $22,035       $12,300
8/31/99      $16,462      $21,925       $12,290
9/30/99      $16,243      $21,324       $12,400
10/31/99     $16,771      $22,674       $12,433
11/30/99     $16,953      $23,134       $12,425
12/31/99     $17,643      $24,495       $12,349
1/31/00      $17,074      $23,265       $12,346
2/29/00      $17,157      $22,825       $12,500
3/31/00      $18,317      $25,058       $12,681
4/30/00      $17,964      $24,304       $12,619
5/31/00      $17,692      $23,805       $12,608
6/30/00      $17,998      $24,391       $12,865


Returns (Inception 7/22/96)
                  Non Sales Charge Adjusted           Sales Charge Adjusted
                                    Annualized                  Annualized
                  YTD(1)  1 Year(1) Since Incept.(1)  1 Year(2) Since Incept.(2)
Advisers A        2.01%   6.27%     17.75%            0.43%     16.07%
Advisers B        1.63%   5.57%     16.94%            0.57%     16.46%
Advisers C*       1.62%   5.54%     16.91%            3.48%     16.62%
S&P 500          (0.42%)  7.24%     25.38%
Lehman Govt/Corp  4.17%   4.30%     6.60%

The chart represents a hypothetical investment in The Hartford Advisers Fund. Past performance does not guarantee future results.
The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $18,534 on 6/30/00 ($17,978 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $18,331 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford High Yield Fund

Portfolio Manager
[photo]
Alison D. Granger, CFA
Senior Vice President
Hartford Investment
Management Company

Q.
How Did The Fund Perform?
The Fund's Class A shares placed in the 32rd percentile of its Lipper peer group for the six months ended June 30, 2000, producing a total return of -0.4% versus the -1.7% return of the Lipper High Current Yield Fixed Income Fund average.

Q.
Why Did The Fund Perform This Way?
There were three major factors that contributed to the Fund's performance in the first half of this year. First, the Fund's overweight position in BB-rated issuers, which dramatically outperformed all lower rated securities, boosted performance. The Fund's overweight of energy-related securities continued to contribute to the Fund's performance, as the price of oil reached a high toward the end of June and credit fundamentals improved. Lastly, the Fund's performance benefited from exposure to euro-denominated high yield securities purchased in late May. These securities had lagged their dollar-denominated counterparts as the euro-currency reached a low in early May, but rebounded in June as the currency gained 7% from its lows. The Fund's underweight position in the gaming sector, however, hindered the Fund's performance, as these issuers prove resilient to the rate-tightening environment.

Q.
What Is Your Outlook For The Second Half of 2000?
Looking forward, we are emphasizing three themes in the Fund. The first theme is to maintain our above average exposure to higher quality issuers, given heightened default risk and decreased issuer-access to capital markets. The second theme is to maintain overweight position in energy-related issuers and acute health providers, believing credit fundamentals will remain positive for energy-related issuers as they reduce leverage and shore up balance sheets, and for acute healthcare providers which are beginning to emerge from under governmental scrutiny. The final theme is to remain cautious on consumer-sensitive sectors including retailers, consumer products and financial institutions given the recent Fed action and the signs of slower growth that are beginning to emerge in the economic data.

Performance Overview
3/90/98 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge High Yield Fund Lehman High Yield $9,550 starting value $10,000 starting value

               High Yield       Lehman High Yield

8/31/98          $9,550             $10,000
9/30/98          $9,529              $9,795
10/31/98         $9,857             $10,201
11/30/98         $9,869             $10,212
12/31/98        $10,017             $10,212
1/31/99         $10,008             $10,212
2/28/99         $10,138             $10,401
3/31/99         $10,326             $10,401
4/30/99         $10,124             $10,401
5/31/99         $10,114             $10,436
6/30/99         $10,103             $10,436
7/31/99         $10,027             $10,436
8/31/99          $9,987             $10,288
9/30/99         $10,040             $10,288
10/31/99        $10,168             $10,288
11/30/99        $10,211             $10,456
12/31/99        $10,120             $10,456
1/31/00         $10,106             $10,456
2/28/00         $10,010             $10,211
3/31/00         $10,049             $10,211
4/30/00          $9,913             $10,211
5/31/00         $10,173             $10,329
6/30/00

Returns (Inception 9/30/98)
                  Non Sales Charge Adjusted           Sales Charge Adjusted
                                     Annualized                 Annualized
                  YTD(1)   1 Year(1) Since Incept.(1) 1 Year(2) Since Incept.(2)
High Yield A      (0.37%)  0.59%     3.67%            (3.94%)   0.98%
High Yield B      (0.72%)  (0.19%)   2.94%            (5.19%)   0.68%
High Yield C      (0.72%)  (0.08%)   2.95%            (2.08%)   2.36%
Lehman High Yield (1.22%)  (1.03%)   1.86%

The chart represents a hypothetical investment in The Hartford High Yield Fund. Past performance does not guarantee future results.
The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 9/30/98 would have been valued at $10,520 on 6/30/00 ($10,204 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 9/30/98 would have been valued at $10,417 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

The Hartford Bond Income Strategy Fund

Portfolio Manager
[photo]
Alison D. Granger, CFA
Senior Vice President
Hartford Investment
Management Company

Q.
How Did The Fund Perform?
The Hartford Bond Income Strategy Fund Class A shares placed in the 4th percentile of its Lipper peer group for the six-months ended June 2000, producing a total return of 4.4% versus the 2.2% return of the Lipper Corporate Debt "BBB" rated Universe.

Q.
Why Did The Fund Perform This Way?
There were three major factors that contributed to the Fund's performance in the first half of the year. The first factor was the Fund's position in U.S. Treasury securities where we continued to benefit from positive supply/demand factors. Our holdings in Treasury-Inflation-Protected Securities also performed well during the early spring. The second contributor to positive performance was the Fund's overweight in mortgage passthroughs, particularly in GNMA issues. This sector provided a positive contribution relative to its peer group that we enjoyed throughout the first half of the year. Lastly, we were allowed to invest in non-US denominated securities as of May 1, 2000. We quickly established the Fund's positions in German and French government short-term obligations denominated in Euro (established in mid-May) which contributed to Fund returns as the Euro rallied off its lows relative to the dollar.


Q.
What Is Your Outlook For The Second Half of 2000?
Given that the Fed has raised interest rates six times in the last 13 months, we expect to see signs of slowdown in the economy over the coming months. We are not convinced, however, that the Fed is entirely done with its rate increases and will remain watchful for signs that indicate the need to slow the economy further.

Looking ahead, we expect to maintain an overweight in mortgage passthrough securities for two reasons: the large percentage of the market which is trading at a discount to par value and the favorable supply/demand balance which our traders forecast. We favor GNMA issues, as they carry the full faith and credit of the U.S. government.

While Treasuries do not yield much relative to other fixed income alternatives, we continue to see opportunity in the Treasury market securities due to the U.S. government's positive fiscal position and continued focus on debt reduction. We also expect to be active investors in Treasury-Inflation-Protected Securities, as we believe that these securities offer attractive real return potential relative to other U.S. fixed income alternatives. Although yields on corporate issues are historically high relative to Treasuries, we remain cautious and selective in our holdings. On average, we favor investment grade over high yield issues, as we believe that the yield compensation for investing in fundamentally stable high yield issues is insufficient relative to that offered in higher-quality issues. We will monitor market offerings for attractive purchase candidates among stable, large investment-grade companies. Among specific industries, we favor energy and the acute care providers within the healthcare sector.


Performance Overview
7/22/96 - 6/30/00
Growth of a $10,000 investment in Class A which includes Sales Charge

              Bond Income Strategy          Lehman Govt/Corp
 7/22/96      $ 9,550 starting value        $10,000 starting value
 7/31/96      $ 9,589                       $10,020
 8/31/96      $ 9,562                       $10,014
 9/30/96      $ 9,751                       $10,192
10/31/96      $ 9,958                       $10,430
11/30/96      $10,168                       $10,622
12/31/96      $10,097                       $10,504
 1/31/97      $10,153                       $10,517
 2/28/97      $10,186                       $10,539
 3/31/97      $10,054                       $10,413
 4/30/97      $10,205                       $10,565
 5/31/97      $10,315                       $10,664
 6/30/97      $10,464                       $10,792
 7/31/97      $10,811                       $11,122
 8/31/97      $10,694                       $10,997
 9/30/97      $10,865                       $11,170
10/31/97      $10,960                       $11,349
11/30/97      $11,034                       $11,409
12/31/97      $11,187                       $11,529
 1/31/98      $11,339                       $11,691
 2/28/98      $11,332                       $11,668
 3/31/98      $11,381                       $11,704
 4/30/98      $11,419                       $11,762
 5/31/98      $11,533                       $11,888
 6/30/98      $11,618                       $12,009
 7/31/98      $11,618                       $12,019
 8/31/98      $11,693                       $12,253
 9/30/98      $12,008                       $12,604
10/31/98      $11,871                       $12,514
11/30/98      $11,996                       $12,590
12/31/98      $12,027                       $12,621
 1/31/99      $12,122                       $12,711
 2/28/99      $11,818                       $12,408
 3/31/99      $11,878                       $12,470
 4/30/99      $11,940                       $12,501
 5/31/99      $11,769                       $12,373
 6/30/99      $11,697                       $12,334
 7/31/99      $11,655                       $12,300
 8/31/99      $11,632                       $12,290
 9/30/99      $11,739                       $12,400
10/31/99      $11,766                       $12,433
11/30/99      $11,770                       $12,425
12/31/99      $11,702                       $12,349
 1/31/00      $11,673                       $12,346
 2/29/00      $11,813                       $12,500
 3/31/00      $11,970                       $12,681
 4/30/00      $11,951                       $12,619
 5/31/00      $11,944                       $12,608
 6/30/00      $12,163                       $12,865


Returns (Inception 7/22/96)
                  Non Sales Charge Adjusted           Sales Charge Adjusted
                                    Annualized                  Annualized
                  YTD(1) 1 Year(1)  Since Incept.(1)  1 Year(2) Since Incept.(2)
Bond A            4.38%  4.42%      6.43%             (0.28%)   5.20%
Bond B            3.94%  3.73%      5.67%             (1.27%)   5.02%
Bond C*           4.02%  3.73%      5.68%              1.69%    5.4%
Lehman Govt/Corp  4.17%  4.30%      6.60%

The chart represents a hypothetical investment in The Hartford Bond Income Strategy Fund. Past performance does not guarantee future results.
The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.
(1) Performance results do not reflect sales charge.
(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.
* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.
A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $12,429 on 6/30/00 ($12,056 with a redemption at the end of the period.)
A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $12,309 on 6/30/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

 THE HARTFORD GLOBAL HEALTH FUND

 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                            VALUE
----------                                       -----------
COMMON STOCKS -- 96.3%
             CHEMICALS -- 11.3%
    14,500   Aventis S.A. ADR.................   $ 1,052,156
    56,900   Pharmacia Corp. .................     2,941,019
                                                 -----------
                                                   3,993,175
                                                 -----------
             CONSUMER NON-DURABLES -- 4.4%
     9,600   Cardinal Health, Inc. ...........       710,400
    40,600   McKesson HBOC, Inc. .............       850,063
                                                 -----------
                                                   1,560,463
                                                 -----------
             DRUGS -- 48.1%
    29,400   Abbott Laboratories..............     1,310,138
    37,800   American Home Products Corp. ....     2,220,750
    60,300   AstraZeneca Group PLC ADR........     2,803,950
    19,000   Banyu Pharmaceutical Co.,
              Ltd. ...........................       466,008
   *21,200   BioChem Pharma, Inc. ............       522,050
     5,300   Bristol-Myers Squibb Co. ........       308,725
   *25,400   Connetics Corp. .................       373,063
    20,000   Eisai Co., Ltd. .................       642,713
    *6,300   Forest Laboratories, Inc. .......       636,300
   *14,500   Genzyme Corp. ...................       861,844
    *7,000   Gilead Sciences, Inc. ...........       497,875
    *2,400   IDEC Pharmaceuticals Corp. ......       281,550
   *22,900   Immunex Corp. ...................     1,132,119
     8,300   Nycomed Amersham PLC ADR.........       406,700
   *10,700   Regeneron Pharmacy, Inc. ........       318,994
    26,000   SmithKline Beecham PLC ADR,
              Class A.........................     1,694,875
    10,000   Takeda Chemical Industries
              Ltd. ...........................       657,836
    45,000   Tanabe Seiyaku Co., Ltd. ........       344,938
   *34,600   Triangle Pharmaceuticals,
              Inc. ...........................       313,563
    *2,400   Vertex Pharmaceuticals, Inc. ....       252,900
   *13,000   ViroPharma, Inc. ................       203,125
   *14,300   Watson Pharmaceuticals, Inc. ....       768,625
                                                 -----------
                                                  17,018,641
                                                 -----------
             HEALTH SERVICES -- 9.7%
   *10,900   Biovail Corp. ...................       604,269
   *13,800   Exelixis, Inc. ..................       460,575
    16,400   HCA Healthcare Corp. ............       498,150
   *14,100   Laboratory Corp. of America
              Holdings........................     1,087,463
   *28,500   Tenet Healthcare Corp. ..........       769,500
                                                 -----------
                                                   3,419,957
                                                 -----------
             MEDICAL INSTRUMENTS &
              SUPPLIES -- 16.4%
    10,100   Bausch & Lomb, Inc. .............       781,488
    15,000   Baxter International, Inc. ......     1,054,688
    19,700   Becton, Dickinson & Co. .........       565,144
    23,600   Biomet, Inc. ....................       907,125
   *25,300   Boston Scientific Corp. .........       555,019

                                                   MARKET
  SHARES                                            VALUE
----------                                       -----------
             MEDICAL INSTRUMENTS &
              SUPPLIES -- (CONTINUED)
    61,640   Gambro AB, Class B...............   $   491,955
    10,200   Guidant Corp. ...................       504,900
   127,252   Smith & Nephew PLC ADR...........       462,352
   *10,200   St. Jude Medical, Inc. ..........       467,925
                                                 -----------
                                                   5,790,596
                                                 -----------
             RESEARCH & TESTING FACILITIES -- 4.9%
    *7,000   CV Therapeutics, Inc. ...........       485,188
   *47,900   Quintiles Transnational Corp. ...       676,588
   *12,900   Sequenom, Inc. ..................       585,338
                                                 -----------
                                                   1,747,114
                                                 -----------
             SOFTWARE & SERVICES -- 1.5%
    29,200   IMS Health, Inc. ................       525,600
                                                 -----------
             Total common stocks..............   $34,055,546
                                                 ===========
PRINCIPAL
  AMOUNT
----------
SHORT-TERM SECURITIES -- 2.8%
             REPURCHASE AGREEMENT -- 2.8%
$1,006,000   Interest in $2,066,447,000 joint
              repurchase agreement dated
              06/30/00 with State Street Bank,
              6.598% due 07/03/00; maturity
              amount $1,006,553
              (Collateralized by $125,835,832
              U.S. Treasury Notes
              5.50% - 7.875% due
              08/31/01 - 11/15/04,
              $1,943,730,718 U.S. Treasury
              Bonds 5.25% - 10.625% due
              08/15/15 - 02/15/29)............   $ 1,006,000
                                                 -----------
             Total short-term securities......   $ 1,006,000
                                                 ===========

DIVERSIFICATION OF NET ASSETS:
Total common stocks
  (cost $30,045,164).................    96.3%  $34,055,546
Total short-term securities
  (cost $1,006,000)..................     2.8     1,006,000
                                        -----   -----------
Total investment in securities (total
  cost $31,051,164)..................    99.1    35,061,546
Cash, receivables and other assets...     4.1     1,440,108
Securities lending collateral........     3.3     1,162,500
Payable for securities purchased.....    (3.2)   (1,130,682)
Payable for fund shares redeemed.....    (0.0)      (12,833)
Securities lending collateral payable
  to brokers.........................    (3.3)   (1,162,500)
Other liabilities....................    (0.0)       (1,479)
                                        -----   -----------
Net assets...........................   100.0%  $35,356,660
                                        =====   ===========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 2,956,003
  shares outstanding.........................   $     2,956
Paid-in surplus..............................    30,527,251
Accumulated net investment loss..............       (14,935)
Accumulated undistributed net realized gain
  on investments.............................       830,300
Unrealized appreciation of investments.......     4,010,382
Unrealized appreciation of forward foreign
  currencies contracts (See Note 2)+.........           171
Unrealized appreciation of other assets and
  liabilities in foreign currencies..........           535
                                                -----------
Net assets...................................   $35,356,660
                                                ===========

Class A
  Net asset value per share ($19,095,446 /
    1,595,641 shares outstanding) (125,000,000
    shares authorized).............................  $11.97
                                                     ======
  Maximum offering price per share ($11.97 /
    94.5%).........................................  $12.67
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($6,010,914 / 502,923 shares
    outstanding) (75,000,000 shares authorized)....  $11.95
                                                     ======
Class C
  Net asset value per share ($8,901,395 / 744,807
    shares outstanding) (50,000,000 shares
    authorized)....................................  $11.95
                                                     ======
  Maximum offering price per share ($11.95 /
    99.0%).........................................  $12.07
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($1,348,905 / 112,632 shares
    outstanding) (50,000,000 shares authorized)....  $11.98
                                                     ======

* Non-income producing during the period.

        +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2000

                                              TOTAL                 CONTRACT             DELIVERY              UNREALIZED
               DESCRIPTION                 MARKET VALUE              AMOUNT                DATE               APPRECIATION
-----------------------------------------  ------------            ----------            --------            --------------
Japanese Yen (Buy)                           $65,721                $65,550              07/05/00                 $171
                                                                                                                  ====

 THE HARTFORD GLOBAL TECHNOLOGY FUND
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                            VALUE
-----------                                      -----------
COMMON STOCKS -- 96.6%
              BUSINESS SERVICES -- 1.8%
    *14,300   eBay, Inc. .....................   $   776,669
       *500   StorageNetworks, Inc. ..........        45,125
                                                 -----------
                                                     821,794
                                                 -----------
              COMMUNICATIONS -- 11.1%
    *15,000   Comverse Technology, Inc. ......     1,395,000
    *25,400   Digital Microwave Corp. ........       968,375
    *24,100   Exodus Communications, Inc. ....     1,110,106
     15,600   Lucent Technologies, Inc. ......       924,300
      5,600   Nokia Corp. ADR.................       279,647
     *6,900   Phone.com, Inc. ................       449,363
                                                 -----------
                                                   5,126,791
                                                 -----------
              COMPUTERS & OFFICE EQUIPMENT -- 26.0%
    *66,200   Cisco Systems, Inc. ............     4,207,838
    *47,200   Dell Computer Corp. ............     2,327,550
    *22,100   EMC Corp. ......................     1,700,319
     14,000   Hewlett-Packard Co. ............     1,748,250
     18,100   International Business Machines
               Corp. .........................     1,983,081
                                                 -----------
                                                  11,967,038
                                                 -----------
              ELECTRICAL EQUIPMENT -- 1.7%
    *14,300   Credence Systems Corp. .........       789,180
                                                 -----------
              ELECTRONICS -- 18.8%
    *20,900   Analog Devices, Inc. ...........     1,588,400
    *17,000   Cypress Semiconductor Corp. ....       718,250
      7,300   Intel Corp. ....................       975,918
    *18,500   JDS Uniphase Corp. .............     2,217,688
    *49,700   MEMC Electronic Materials,
               Inc. ..........................       894,600
    *21,600   Micron Technology, Inc. ........     1,902,150
     *8,500   REMEC, Inc. ....................       355,938
                                                 -----------
                                                   8,652,944
                                                 -----------
              MACHINERY -- 2.8%
     *8,100   Applied Materials, Inc. ........       734,062
     *8,600   Brooks Automation, Inc. ........       549,863
                                                 -----------
                                                   1,283,925
                                                 -----------
              SOFTWARE & SERVICES -- 34.4%
    *16,000   3Com Corp. .....................       922,000
    *15,200   America Online, Inc. ...........       801,800
    *32,100   Answerthink, Inc. ..............       533,663
     *9,500   BMC Software, Inc. .............       346,602
    *59,800   Ceridian Corp. .................     1,438,938
    *18,100   Cognos, Inc. ...................       748,888
     21,900   Electronic Data Systems
               Corp. .........................       903,375
    *31,200   Informix Corp. .................       232,050
    *14,000   LookSmart, Ltd. ................       259,000
     *9,900   Macromedia, Inc. ...............       957,206
    *34,800   Microsoft Corp. ................     2,784,000
   *117,000   Quantum Hard Disk Drive
               Corp. .........................     1,294,313
    *15,700   Rational Software Corp. ........     1,459,117
    *10,180   VeriSign, Inc. .................     1,796,770

                                                   MARKET
  SHARES                                            VALUE
-----------                                      -----------
              SOFTWARE & SERVICES -- (CONTINUED)
    *14,800   Verity, Inc. ...................   $   562,400
    *15,900   Vignette Corp. .................       827,048
                                                 -----------
                                                  15,867,170
                                                 -----------
              Total common stocks.............   $44,508,842
                                                 ===========

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 3.7%
              REPURCHASE AGREEMENT -- 3.7%
 $1,718,000   Interest in $2,066,447,000 joint
               repurchase agreement dated
               06/30/00 with State Street
               Bank, 6.598% due 07/03/00;
               maturity amount $1,718,945
               (Collateralized by $125,835,832
               U.S. Treasury Notes
               5.50% - 7.875% due
               08/31/01 - 11/15/04,
               $1,943,730,718 U.S. Treasury
               Bonds 5.25% - 10.625% due
               08/15/15 - 02/15/29)...........   $ 1,718,000
                                                 -----------
              Total short-term securities.....   $ 1,718,000
                                                 ===========

STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value
  (total cost $43,531,086) -- see
  accompanying portfolio.....................   $46,226,842
Receivable for securities sold...............     2,071,903
Receivable for fund shares sold..............     1,874,446
Receivable for dividends and interest........         2,833
Cash and other assets........................           339
                                                -----------
Total assets.................................    50,176,363
                                                -----------
LIABILITIES
Payable for securities purchased.............     4,005,778
Payable for fund shares redeemed.............        23,366
Other liabilities............................        32,985
                                                -----------
Total liabilities............................     4,062,129
                                                -----------
Net assets...................................   $46,114,234
                                                ===========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 4,373,734
  shares outstanding.........................   $     4,374
Paid-in surplus..............................    43,019,677
Accumulated net investment loss..............       (69,023)
Accumulated undistributed net realized gain
  on investments.............................       463,450
Unrealized appreciation of investments.......     2,695,756
                                                -----------
Net assets...................................   $46,114,234
                                                ===========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

Class A
  Net asset value per share
    ($23,018,717 / 2,182,198 shares outstanding)
    (125,000,000 shares authorized)................  $10.56
                                                     ======
  Maximum offering price per share
    ($10.56 / 94.5%)...............................  $11.17
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($9,634,295 / 914,358 shares
    outstanding) (75,000,000 shares authorized)....  $10.55
                                                     ======
Class C
  Net asset value per share
    ($12,405,858 / 1,177,178 shares outstanding)
    (50,000,000 shares authorized).................  $10.55
                                                     ======
  Maximum offering price per
    share($10.55 / 99.0%)..........................  $10.66
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($1,055,364 / 100,000 shares
    outstanding) (50,000,000 shares authorized)....  $10.57
                                                     ======

* Non-income producing during the period.

 THE HARTFORD SMALL COMPANY FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
   SHARES                                          VALUE
------------                                    ------------
COMMON STOCKS -- 91.4%
               APPAREL & TEXTILE -- 0.1%
     *58,300   Steven Madden, Ltd. ..........   $    382,594
                                                ------------
               BUSINESS SERVICES -- 5.7%
    *199,900   APAC Customer Services,
                Inc. ........................      2,211,394
    *258,100   Iron Mountain, Inc. ..........      8,775,400
     177,600   Manpower, Inc. ...............      5,683,200
    *191,200   NCO Group, Inc. ..............      4,421,500
      *3,800   StorageNetworks, Inc. ........        342,950
                                                ------------
                                                  21,434,444
                                                ------------
               COMMUNICATIONS -- 12.1%
    *102,500   AirGate PCS, Inc. ............      5,387,656
    *159,800   Andrew Corp. .................      5,363,288
     *39,700   Carrier Access Corp. .........      2,099,138
    *158,100   Digital Microwave Corp. ......      6,027,563
    *135,200   MGC Communications, Inc. .....      8,103,550
    *105,900   Primus Telecommunications
                Group, Inc. .................      2,634,262
     *59,300   Rural Cellular Corp., Class
                A............................      4,540,156
     *43,900   SBA Communications Corp. .....      2,280,056
     *23,500   SonicWall, Inc. ..............      2,069,469
    *127,400   Spectrasite Holdings, Inc. ...      3,614,975
    *@31,400   Tecnomen Oyj..................        270,897
    *201,300   US Unwired, Inc., Class A.....      2,616,900
      *6,400   Westell Technologies, Inc.,
                Class A......................         96,000
                                                ------------
                                                  45,103,910
                                                ------------
               COMPUTERS & OFFICE
                EQUIPMENT -- 1.3%
    *276,900   Splash Technology Holdings,
                Inc. ........................      2,180,588
    *100,000   Visual Networks, Inc. ........      2,850,000
                                                ------------
                                                   5,030,588
                                                ------------
               CONSTRUCTION -- 1.2%
     *80,200   Quanta Services, Inc. ........      4,411,000
                                                ------------
               DRUGS -- 3.0%
     *85,248   Gilead Sciences, Inc. ........      6,063,264
     *40,700   Lynx Therapeutics, Inc. ......      1,935,794
      *2,829   MediGene AG...................        184,405
     *16,600   Myriad Genetics, Inc. ........      2,458,097
     *15,400   Visible Genetics, Inc. .......        694,925
                                                ------------
                                                  11,336,485
                                                ------------
               ELECTRICAL EQUIPMENT -- 2.9%
     *14,100   Capstone Turbine Corp. .......        635,381
      35,700   Newport Corp. ................      3,833,288
     *86,100   Veeco Instruments, Inc. ......      6,306,825
                                                ------------
                                                  10,775,494
                                                ------------
               ELECTRONICS -- 11.2%
     *24,700   Alliance Semiconductor
                Corp. .......................        606,694
    *122,800   ASM International N.V. .......      3,254,200
     *50,950   Burr-Brown Corp. .............      4,416,728
     *56,600   Emcore Corp. .................      6,792,000
     *56,500   GSI Lumonics, Inc. ...........      1,984,563

                                                   MARKET
   SHARES                                          VALUE
------------                                    ------------
               ELECTRONICS -- (CONTINUED)
    *105,000   International Rectifier
                Corp. .......................   $  5,880,000
      69,200   Methode Electronics, Inc.,
                Class A......................      2,672,850
     *60,800   Plexus Corp. .................      6,870,400
     *87,000   REMEC, Inc. ..................      3,643,125
     *51,100   Supertex, Inc. ...............      2,567,775
     *74,700   Telcom Semiconductors,
                Inc. ........................      2,992,668
                                                ------------
                                                  41,681,003
                                                ------------
               ENERGY & SERVICES -- 4.0%
     266,100   Cross Timbers Oil Co. ........      5,887,463
    *151,700   Hanover Compressor Co. .......      5,764,600
    *148,253   Varco International, Inc. ....      3,446,882
                                                ------------
                                                  15,098,945
                                                ------------
               FINANCIAL SERVICES -- 4.7%
     123,400   Annuity & Life Re (Holdings),
                Ltd. ........................      3,023,300
    *113,900   Investment Technology Group,
                Inc. ........................      4,499,050
     111,900   Legg Mason, Inc. .............      5,595,000
     103,800   People's Bank.................      1,907,325
     *50,900   Trigon Healthcare, Inc. ......      2,624,531
                                                ------------
                                                  17,649,206
                                                ------------
               HEALTH SERVICES -- 3.1%
    *555,000   Caremark Rx, Inc. ............      3,780,937
     *67,900   Express Scripts, Inc., Class
                A............................      4,218,287
    *281,300   Foundation Health Systems,
                Inc., Class A................      3,656,900
                                                ------------
                                                  11,656,124
                                                ------------
               MACHINERY -- 2.0%
    *115,300   Brooks Automation, Inc. ......      7,371,994
                                                ------------
               MEDIA & ENTERTAINMENT -- 2.2%
    *161,800   Cumulus Media, Inc., Class
                A............................      1,476,425
      85,800   Pegasus Communications Corp.,
                Class A......................      4,209,562
    *284,400   Regent Communications,
                Inc. ........................      2,444,063
                                                ------------
                                                   8,130,050
                                                ------------
               MEDICAL INSTRUMENTS
                & SUPPLIES -- 0.3%
     119,700   Omnicare, Inc. ...............      1,084,781
                                                ------------
               METALS, MINERALS & MINING -- 2.6%
     287,800   Compania de Minas Buenaventura
                S.A. ........................      4,982,538
    *167,200   Stillwater Mining Co. ........      4,660,700
                                                ------------
                                                   9,643,238
                                                ------------
               REAL ESTATE -- 1.7%
     126,200   Liberty Property Trust
                (REIT).......................      3,273,313
     129,800   Reckson Associates Realty
                Corp. (REIT).................      3,082,750
                                                ------------
                                                   6,356,063
                                                ------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
   SHARES                                          VALUE
------------                                    ------------
COMMON STOCKS -- (CONTINUED)
               RESEARCH & TESTING FACILITIES -- 4.9%
     *27,300   Aurora Biosciences Corp. .....   $  1,861,518
    *102,600   Gene Logic, Inc. .............      3,661,538
    *137,600   Quest Diagnostics, Inc. ......     10,285,600
     *54,300   Sequenom, Inc. ...............      2,463,862
                                                ------------
                                                  18,272,518
                                                ------------
               RETAIL -- 4.3%
     112,300   Applebee's International,
                Inc. ........................      3,404,094
    *136,350   Cheesecake Factory, Inc.
                (The)........................      3,749,625
    *148,950   Pacific Sunwear of California,
                Inc. ........................      2,792,812
     *88,800   Whole Foods Market, Inc. .....      3,668,550
     *74,900   Williams-Sonoma, Inc. ........      2,429,569
                                                ------------
                                                  16,044,650
                                                ------------
               SOFTWARE & SERVICES -- 17.5%
    *189,200   Affiliated Computer Services,
                Inc., Class A................      6,255,425
    *300,600   Brio Technology, Inc. ........      6,368,962
    *134,200   Cognos, Inc. .................      5,552,525
     *99,500   Documentum, Inc. .............      8,892,812
     *74,000   Macromedia, Inc. .............      7,154,875
    *108,300   Mercator Software, Inc. ......      7,445,625
    *171,600   Novadigm, Inc. ...............      3,389,100
    *182,600   Peregrine Systems, Inc. ......      6,333,938
    *115,500   Remedy Corp. .................      6,439,124
    *147,500   Verity, Inc. .................      5,605,000
     *31,400   WatchGuard Technologies,
                Inc. ........................      1,725,038
                                                ------------
                                                  65,162,424
                                                ------------
               TRANSPORTATION -- 6.6%
    *166,150   Atlas Air, Inc. ..............      5,960,631
      47,200   Robinson (C.H.) Worldwide,
                Inc. ........................      2,336,400
    *125,000   Ryanair Holdings PLC ADR......      4,562,500
     172,200   SkyWest, Inc. ................      6,382,163
    *378,650   Swift Transportation Co.,
                Inc. ........................      5,301,100
                                                ------------
                                                  24,542,794
                                                ------------
               Total common stocks...........   $341,168,305
                                                ============
 PRINCIPAL
   AMOUNT
------------
SHORT-TERM SECURITIES -- 8.7%
               REPURCHASE AGREEMENT -- 8.7%
 $32,448,000   Interest in $2,066,447,000
                joint repurchase agreement
                dated 06/30/00 with State
                Street Bank, 6.598% due
                07/03/00; maturity amount
                $32,465,841 (Collateralized
                by $125,835,832 U.S. Treasury
                Notes 5.50% - 7.875% due
                08/31/01 - 11/15/04,
                $1,943,730,718 U.S. Treasury
                Bonds 5.25% - 10.625% due
                08/15/15 - 02/15/29).........   $ 32,448,000
                                                ------------
               Total short-term securities...   $ 32,448,000
                                                ============


DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $303,792,366).....................    91.4%  $341,168,305
Total short-term securities (cost
  $32,448,000)......................     8.7     32,448,000
                                       -----   ------------
Total investment in securities
  (total cost $336,240,366).........   100.1    373,616,305
Cash, receivables and other
  assets............................     3.8     14,137,583
Securities lending collateral.......     1.3      4,838,200
Payable for securities purchased....    (3.8)   (14,348,558)
Payable for fund shares redeemed....    (0.1)      (306,813)
Securities lending collateral
  payable to brokers................    (1.3)    (4,838,200)
Other liabilities...................    (0.0)       (51,692)
                                       -----   ------------
Net assets..........................   100.0%  $373,046,825
                                       =====   ============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 18,548,540
  shares outstanding........................   $     18,549
Paid-in surplus.............................    313,838,049
Accumulated net investment loss.............     (1,695,368)
Accumulated undistributed net realized gain
  on investments............................     23,508,437
Unrealized appreciation of investments......     37,375,938
Unrealized appreciation of forward foreign
  currency contracts (See Note 2)+..........          6,043
Unrealized depreciation of other assets and
  liabilities in foreign currencies.........         (4,823)
                                               ------------
Net assets..................................   $373,046,825
                                               ============

Class A
  Net asset value per share ($170,960,460 /
    8,419,562 shares outstanding) (125,000,000
    shares authorized).............................  $20.30
                                                     ======
  Maximum offering price per share ($20.30 /
    94.5%).........................................  $21.48
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($74,144,143 / 3,765,017 shares
    outstanding) (75,000,000 shares authorized)....  $19.69
                                                     ======
Class C
  Net asset value per share ($76,468,681 /
    3,881,601 shares outstanding) (50,000,000
    shares authorized).............................  $19.70
                                                     ======
  Maximum offering price per share ($19.70 /
    99.0%).........................................  $19.90
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($51,473,541 / 2,482,360 shares
    outstanding) (50,000,000 shares authorized)....  $20.74
                                                     ======

 * Non-income producing during the period.

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the market value of these securities amounted to $270,897 or 0.1% of net assets.

 THE HARTFORD SMALL COMPANY FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

        +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2000

                                           TOTAL                 CONTRACT                                        UNREALIZED
             DESCRIPTION                MARKET VALUE              AMOUNT              DELIVERY DATE             APPRECIATION
--------------------------------------  ------------            ----------            -------------            --------------
EURO (Buy)                                $255,847               $250,245               07/03/00                   $5,602
EURO (Buy)                                 113,898                113,457               07/03/00                      441
                                                                                                                   ------
                                                                                                                   $6,043
                                                                                                                   ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD CAPITAL APPRECIATION FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  MARKET
   SHARES                                         VALUE
------------                                  --------------
COMMON STOCKS -- 94.2%
               AEROSPACE & DEFENSE -- 1.0%
    *179,950   Anaren Microwave, Inc. .....   $   23,615,626
                                              --------------
               AGRICULTURE & FISHING -- 0.2%
     172,200   Delta and Pine Land Co. ....        4,315,763
                                              --------------
               APPAREL & TEXTILE -- 0.6%
    *200,000   Timberland Co. (The),
                Class A....................       14,162,500
                                              --------------
               BUSINESS SERVICES -- 2.7%
   *R918,100   BarPoint.com................        5,061,026
    *775,000   iBEAM Broadcasting Corp. ...       13,950,000
     759,500   Manpower, Inc. .............       24,304,000
  *1,285,300   Pegasystems, Inc. ..........        6,426,500
    *400,000   Profit Recovery Group
                International, Inc.
                (The)......................        6,650,000
     *24,600   StorageNetworks, Inc. ......        2,220,150
    *408,000   United Rentals (North
                America), Inc. ............        6,987,000
                                              --------------
                                                  65,598,676
                                              --------------
               CHEMICALS -- 2.2%
   1,000,000   Pharmacia Corp. ............       51,687,500
                                              --------------
               COMMUNICATIONS -- 3.8%
    *591,100   Digital Microwave Corp. ....       22,535,688
    *335,800   Echostar Communications
                Corp., Class A.............       11,118,128
  *1,150,700   Global Crossing Ltd. .......       30,277,794
   *@805,300   OCI Communications..........        5,209,526
    *152,800   Phone.com, Inc. ............        9,951,100
    *400,000   Primus Telecommunications
                Group, Inc. ...............        9,950,000
     *77,300   SeaChange International,
                Inc. ......................        2,232,038
     *20,000   Teligent, Inc., Class A.....          472,500
                                              --------------
                                                  91,746,774
                                              --------------
               COMPUTERS & OFFICE
                EQUIPMENT -- 4.4%
    *248,500   Adept Technology, Inc. .....       11,617,375
  *1,039,400   Auspex Systems, Inc. .......        5,132,038
   1,559,500   Danka Business Systems PLC
                ADR........................        6,043,062
    *343,700   Emulex Corp. ...............       22,576,794
    *803,500   Ingram Micro, Inc., Class
                A..........................       14,011,030
  *1,200,000   Maxtor Corp. ...............       12,675,000
    *209,000   Procom Technology, Inc. ....       10,802,688
    *471,900   Rainbow Technologies,
                Inc. ......................       22,946,138
                                              --------------
                                                 105,804,125
                                              --------------
               CONSTRUCTION -- 0.3%
     550,000   Chicago Bridge & Iron Co.
                N.V. ......................        8,078,125
                                              --------------
               CONSUMER DURABLES -- 0.5%
     400,000   Grainger (W.W.), Inc. ......       12,325,000
                                              --------------

                                                  MARKET
   SHARES                                         VALUE
------------                                  --------------
               CONSUMER
                NON-DURABLES -- 4.5%
  *1,069,600   Hexcel Corp. ...............   $   10,161,200
   2,389,500   McKesson HBOC, Inc. ........       50,030,156
  *2,927,300   Smurfit-Stone Container
                Corp. .....................       37,688,988
    *635,000   United Natural Foods,
                Inc. ......................        8,731,250
                                              --------------
                                                 106,611,594
                                              --------------
               CONSUMER SERVICES -- 0.6%
    *647,500   Bright Horizons Family
                Solutions, Inc.............       13,840,313
                                              --------------
               DRUGS -- 2.6%
    *500,000   Genzyme Corp. ..............       29,718,750
    *715,239   Genzyme Surgical Products...        7,107,688
    *402,200   Immunex Corp. ..............       19,883,762
    *575,000   Triangle Pharmaceuticals,
                Inc........................        5,210,938
                                              --------------
                                                  61,921,138
                                              --------------
               ELECTRICAL EQUIPMENT -- 2.0%
     *98,100   Exfo Electro-Optical
                Engineering, Inc...........        4,304,138
       6,500   Keithley Instruments,
                Inc. ......................          566,312
     164,500   Newport Corp. ..............       17,663,188
    *343,300   Veeco Instruments, Inc. ....       25,146,725
                                              --------------
                                                  47,680,363
                                              --------------
               ELECTRONICS -- 7.9%
    *369,500   American Xtal Technology,
                Inc........................       15,980,875
    *171,900   Applied Micro Circuits
                Corp. .....................       16,975,125
  *1,021,900   Artisan Components, Inc. ...       11,113,162
    *330,600   Emcore Corp. ...............       39,672,000
    *484,600   GSI Lumonics, Inc. .........       17,021,575
    *520,400   Helix Technology Corp. .....       20,295,600
    *160,000   JDS Uniphase Corp. .........       19,180,000
    *250,000   Koninklijke Philips
                Electronics N.V. ADR, NY
                Shares.....................       11,875,000
    *300,000   Micron Technology, Inc. ....       26,418,750
      22,470   Samsung Electronics.........        7,436,339
     *93,500   Vishay Intertechnology,
                Inc. ......................        3,547,156
                                              --------------
                                                 189,515,582
                                              --------------
               ENERGY & SERVICES -- 7.9%
     949,500   Cabot Oil & Gas Corp. ......       20,117,530
     413,900   Exxon Mobil Corp. ..........       32,491,150
   2,298,920   Gulf Canada Resources
                Ltd. ......................       11,063,553
  *2,700,000   Newpark Resources, Inc. ....       25,481,250
    *379,700   Precision Drilling Corp. ...       14,665,912
  *1,570,300   R&B Falcon Corp. ...........       37,000,194
    *700,000   Talisman Energy, Inc. ......       23,173,176
   1,109,100   Union Pacific Resources
                Group, Inc.................       24,400,200
                                              --------------
                                                 188,392,965
                                              --------------

 THE HARTFORD CAPITAL APPRECIATION FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  MARKET
   SHARES                                         VALUE
------------                                  --------------
COMMON STOCKS -- (CONTINUED)
               FINANCIAL SERVICES -- 8.5%
   2,020,300   Ace Ltd. ...................   $   56,568,400
     700,000   Annuity & Life Re
                (Holdings), Ltd. ..........       17,150,000
   1,400,000   Heller Financial, Inc.,
                Class A....................       28,700,000
    *655,400   Investment Technology Group,
                Inc. ......................       25,888,300
    *632,400   MetLife, Inc. ..............       13,319,925
     205,320   Orix Corp. .................       30,370,626
     696,100   Pacific Century Financial
                Corp. .....................       10,180,463
     716,800   Reinsurance Group of
                America, Inc. .............       21,593,600
                                              --------------
                                                 203,771,314
                                              --------------
               FOOD, BEVERAGE & TOBACCO -- 2.1%
     957,300   Nabisco Group Holding
                Corp. .....................       24,829,969
     942,500   Philip Morris Co., Inc. ....       25,035,156
                                              --------------
                                                  49,865,125
                                              --------------
               FOREST & PAPER PRODUCTS -- 0.2%
  *1,000,000   Asia Pulp & Paper Company
                Ltd. ADR...................        5,062,500
                                              --------------
               HEALTH SERVICES -- 0.1%
  *1,135,000   Magellan Health Services,
                Inc. ......................        1,418,750
                                              --------------
               HOTELS & GAMING -- 0.3%
     250,000   Starwood Hotels & Resorts
                Worldwide, Inc.............        8,140,625
                                              --------------
               MACHINERY -- 0.1%
    *250,000   Terex Corp. ................        3,531,250
                                              --------------
               MEDIA & ENTERTAINMENT --2.8%
    *334,800   AT&T -- Liberty Media Group,
                Class A....................        8,118,900
  *1,199,900   Cumulus Media, Inc., Class
                A..........................       10,949,088
     360,000   Pegasus Communications
                Corp., Class A.............       17,662,500
    *200,000   SFX Entertainment, Inc.,
                Class A....................        9,062,500
  *1,015,400   USA Networks, Inc. .........       21,958,025
                                              --------------
                                                  67,751,013
                                              --------------
               MEDICAL INSTRUMENTS
                & SUPPLIES -- 1.8%
     216,300   Bausch & Lomb, Inc. ........       16,736,213
     942,000   Becton, Dickinson & Co. ....       27,023,625
                                              --------------
                                                  43,759,838
                                              --------------
               METALS, MINERALS & MINING -- 2.7%
     370,800   Alcan Aluminum Ltd. ........       11,494,800
     324,500   AngloGold Ltd. ADR..........        6,672,531
     838,000   Engelhard Corp. ............       14,298,375
    *800,000   Freeport-McMoRan Copper &
                Gold, Inc., Class B........        7,400,000
     525,000   Precision Castparts
                Corp. .....................       23,756,250
                                              --------------
                                                  63,621,956
                                              --------------

                                                  MARKET
   SHARES                                         VALUE
------------                                  --------------
               METALS, MINERALS &
                MINING -- (CONTINUED)
               REAL ESTATE -- 2.7%
     700,000   LNR Property Corp. .........   $   13,650,000
     816,500   Reckson Associates Realty
                Corp. (REIT)...............       19,391,875
  *1,897,200   Security Capital Group,
                Inc., Class B..............       32,252,400
                                              --------------
                                                  65,294,275
                                              --------------
               RESEARCH & TESTING FACILITIES -- 0.1%
    *200,000   Quintiles Transnational
                Corp. .....................        2,825,000
                                              --------------
               RETAIL -- 5.0%
  *1,087,500   American Eagle Outfitters,
                Inc. ......................       15,225,000
    *781,600   Brinker International,
                Inc. ......................       22,861,800
    *750,000   Cheesecake Factory, Inc.
                (The)......................       20,625,000
     288,370   Hennes & Mauritz AB, Class
                B..........................        6,049,680
     914,000   Intimate Brands, Inc., Class
                A..........................       18,051,500
    *566,200   Pacific Sunwear of
                California, Inc. ..........       10,616,250
    *624,000   Whole Foods Market, Inc. ...       25,779,000
                                              --------------
                                                 119,208,230
                                              --------------
               SOFTWARE & SERVICES -- 16.8%
    *375,000   America Online, Inc. .......       19,781,250
    *657,100   Avant! Corp. ...............       12,310,358
    *250,000   BMC Software, Inc. .........        9,121,094
    *390,600   China Unicom Ltd. ADR.......        8,300,250
    *685,300   Cognex Corp. ...............       35,464,275
     192,900   Electronic Data Systems
                Corp. .....................        7,957,125
  *1,200,000   Excelon Corp. ..............        9,525,000
     285,000   First Data Corp. ...........       14,143,125
    *659,600   Genuity, Inc. ..............        6,039,463
    *390,100   HomeStore.com, Inc. ........       11,386,044
  *1,422,200   Industri-Matematik
                International Corp.........        7,644,325
    *188,000   Information Resource
                Engineering, Inc...........        4,747,000
  *1,381,300   Internet Pictures Corp. ....       20,892,162
    *753,000   Legato Systems, Inc. .......       11,389,125
    *306,900   LookSmart, Ltd. ............        5,677,650
    *400,000   Manugistics Group, Inc. ....       18,700,000
    *150,000   MicroStrategy, Inc., Class
                A..........................        4,500,000
    *200,000   Rational Software Corp. ....       18,587,500
    *850,000   Sybase, Inc. ...............       19,550,000
 R*1,212,500   Tricord Systems, Inc. ......       19,710,702
    *394,095   VeriSign, Inc. .............       69,557,768

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                  MARKET
   SHARES                                         VALUE
------------                                  --------------
COMMON STOCKS -- (CONTINUED)
               SOFTWARE & SERVICES -- (CONTINUED)
    *803,400   Verity, Inc. ...............   $   30,529,200
    *671,600   Vignette Corp. .............       34,933,694
                                              --------------
                                                 400,447,110
                                              --------------
               TRANSPORTATION -- 5.3%
    *634,000   Atlas Air, Inc. ............       22,744,750
     821,600   Bergesen d.y. ASA, Class
                A..........................       16,917,494
     400,000   CSX Corp. ..................        8,475,000
   1,643,600   Delphi Automotive Systems
                Corp. .....................       23,934,924
    *440,100   Peak International Ltd. ....        3,080,700
    *283,500   Pegasus Solutions, Inc. ....        3,083,062
    *727,100   Ryanair Holdings PLC ADR....       26,539,150
    *900,000   Swift Transportation Co.,
                Inc. ......................       12,600,000
     338,500   USFreightways Corp. ........        8,314,406
                                              --------------
                                                 125,689,486
                                              --------------
               UTILITIES -- 4.5%
    *896,100   Calpine Corp. ..............       58,918,575
     825,600   CMS Energy Corp. ...........       18,266,400
   1,554,900   Waste Management, Inc. .....       29,543,100
                                              --------------
                                                 106,728,075
                                              --------------
               Total common stocks.........   $2,252,410,591
                                              ==============
 PRINCIPAL
   AMOUNT
------------
CONVERTIBLE BONDS -- 0.3%
               ELECTRONICS -- 0.3%
$ @7,000,000   Candescent Technology Corp.
                8.00% due 05/01/03.........   $    5,600,000
                                              --------------
               Total convertible bonds.....   $    5,600,000
                                              ==============
   SHARES
------------
CONVERTIBLE PREFERRED STOCKS -- 0.3%
               COMMUNICATIONS -- 0.3%
   *@170,030   Optical Switch Corp., Class
                B..........................   $    7,749,967
                                              --------------
               Total convertible preferred
                stocks.....................   $    7,749,967
                                              ==============
PREFERRED STOCKS -- 0.2%
               ELECTRONICS -- 0.2%
 *@1,204,819   Sensable Technology,
                Inc. ......................   $    3,999,999
                                              --------------
               Total preferred stocks......   $    3,999,999
                                              ==============

 PRINCIPAL                                        MARKET
   AMOUNT                                         VALUE
------------                                  --------------
SHORT-TERM SECURITIES -- 5.0%
               REPURCHASE AGREEMENT -- 5.0%
$119,500,000   Interest in $2,066,447,000
                joint repurchase agreement
                dated 06/30/00 with State
                Street Bank, 6.598% due
                07/03/00; maturity amount
                $119,565,706
                (Collateralized by
                $125,835,832 U.S. Treasury
                Notes 5.50% - 7.875% due
                08/31/01 - 11/15/04,
                $1,943,730,718 U.S.
                Treasury Bonds 5.25% -
                10.625% due
                08/15/15 - 02/15/29).......   $  119,500,000
                                              --------------
               Total short-term
                securities.................   $  119,500,000
                                              ==============

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $2,091,073,317)..................    94.2%  $2,252,410,591
Total convertible bonds (cost
  $5,709,839)......................     0.3        5,600,000
Total convertible preferred stocks
  (cost $7,749,967)................     0.3        7,749,967
Total preferred stocks (cost
  $3,999,999)......................     0.2        3,999,999
Total short-term securities (cost
  $119,500,000)....................     5.0      119,500,000
                                      -----   --------------
Total investment in securities
  (total cost $2,228,033,123)......   100.0    2,389,260,557
Cash, receivables and other
  assets...........................     3.1       74,028,954
Securities lending collateral......     5.2      123,070,100
Payable for securities purchased...    (3.1)     (74,014,471)
Payable for fund shares redeemed...    (0.0)      (1,675,686)
Securities lending collateral
  payable to brokers...............    (5.2)    (123,070,100)
Other liabilities..................    (0.0)        (830,550)
                                      -----   --------------
Net assets.........................   100.0%  $2,386,768,804
                                      =====   ==============

 THE HARTFORD CAPITAL APPRECIATION FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized;
  74,848,911 shares outstanding...........   $       74,849
Paid-in surplus...........................    1,892,754,945
Accumulated net investment loss...........       (8,215,438)
Accumulated undistributed net realized
  gain on investments.....................      340,888,751
Unrealized appreciation of investments....      161,227,434
Unrealized appreciation of forward foreign
  currency contracts (See Note 2)+........            9,866
Unrealized appreciation of other assets
  and liabilities in foreign currencies...           28,397
                                             --------------
Net assets................................   $2,386,768,804
                                             ==============

Class A
  Net asset value per share
    ($1,142,194,026 / 35,306,914 shares
    outstanding) (125,000,000 shares authorized)...  $32.35
                                                     ======
  Maximum offering price per share
    ($32.35 / 94.5%)...............................  $34.23
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($751,986,179 / 23,961,735
    shares outstanding) (75,000,000 shares
    authorized)....................................  $31.38
                                                     ======
Class C
  Net asset value per share
    ($410,492,607 / 13,094,525 shares outstanding)
    (50,000,000 shares authorized).................  $31.35
                                                     ======
  Maximum offering price per share
    ($31.35 / 99.0%)...............................  $31.67
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($82,095,991 / 2,485,737 shares
    outstanding) (50,000,000 shares authorized)....  $33.03
                                                     ======

 * Non-income producing during the period.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally by qualified institutional buyers. As of December 31, 1999, the market value of these securities amounted to $22,559,492 or 0.9% of net assets.

R Restricted Security (See Note 2)

        +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2000

                                                 TOTAL                 CONTRACT             DELIVERY             UNREALIZED
                DESCRIPTION                   MARKET VALUE              AMOUNT                DATE              APPRECIATION
--------------------------------------------  ------------            ----------            --------            ------------
Japanese Yen (Buy)                             $3,791,936             $3,782,070            07/05/00               $9,866
                                                                                                                   ======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- 97.1%
              AEROSPACE & DEFENSE -- 0.8%
   *113,600   SCI Systems, Inc. .............   $  4,451,700
                                                ------------
              APPAREL & TEXTILE -- 0.3%
     52,000   Liz Claiborne, Inc. ...........      1,833,000
                                                ------------
              BUSINESS SERVICES -- 6.2%
     68,000   Cintas Corp. ..................      2,494,750
   *157,400   Convergys Corp. ...............      8,165,125
    *29,700   Critical Path, Inc. ...........      1,731,881
   *170,950   Iron Mountain, Inc. ...........      5,812,300
    *73,000   Lamar Advertising Co., Class
               A.............................      3,161,813
    364,700   Manpower, Inc. ................     11,670,400
                                                ------------
                                                  33,036,269
                                                ------------
              CHEMICALS -- 0.8%
     94,000   Eastman Chemical Co. ..........      4,488,500
                                                ------------
              COMMUNICATIONS -- 7.1%
   *339,325   American Tower Corp., Class
               A.............................     14,145,610
    *23,500   Crown Castle International
               Corp. ........................        857,750
   *400,700   McLeodUSA, Inc., Class A.......      8,289,480
   *164,600   Nextel Partners, Inc. .........      5,359,788
    *75,300   RCN Corp. .....................      1,910,738
    *92,300   TeleCorp PCS, Inc. ............      3,720,844
    *72,700   Western Wireless Corp., Class
               A.............................      3,962,150
                                                ------------
                                                  38,246,360
                                                ------------
              COMPUTERS & OFFICE
               EQUIPMENT -- 2.2%
   *129,800   Handspring, Inc. ..............      3,504,600
   *163,900   Jabil Circuit, Inc. ...........      8,133,538
                                                ------------
                                                  11,638,138
                                                ------------
              CONSUMER DURABLES -- 1.0%
    212,400   Herman Miller, Inc. ...........      5,495,850
                                                ------------
              CONSUMER NON-DURABLES -- 0.9%
    224,500   McKesson HBOC, Inc. ...........      4,700,469
                                                ------------
              DRUGS -- 5.2%
    *67,000   Forest Laboratories, Inc. .....      6,767,000
    *87,100   Gilead Sciences, Inc. .........      6,194,988
    *41,700   IDEC Pharmaceuticals Corp. ....      4,891,931
   *199,500   Immunex Corp. .................      9,862,781
                                                ------------
                                                  27,716,700
                                                ------------
              EDUCATION -- 0.9%
   *186,300   DeVry, Inc. ...................      4,925,306
                                                ------------
              ELECTRICAL EQUIPMENT -- 5.0%
    105,300   Danaher Corp. .................      5,205,768
     80,800   Tektronix, Inc. ...............      5,979,200
    *70,300   Teradyne, Inc. ................      5,167,050
    *46,600   Waters Corp. ..................      5,816,262
    104,100   White Electronic Designs
               Corp. ........................      4,593,413
                                                ------------
                                                  26,761,693
                                                ------------
              ELECTRONICS -- 7.9%
    *66,640   Analog Devices, Inc. ..........      5,064,640
   *140,200   Flextronics International
               Ltd. .........................      9,629,988
    *36,900   Lattice Semiconductor Corp. ...      2,550,712
     28,200   Molex, Inc., Class A...........        987,000
   *110,000   Novellus Systems, Inc. ........      6,221,874
    *32,400   Rambus, Inc. ..................      3,337,200

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              ELECTRONICS -- (CONTINUED)
   *138,000   Sanmina Corp. .................   $ 11,799,000
    *39,700   Vitesse Semiconductor Corp. ...      2,920,431
                                                ------------
                                                  42,510,845
                                                ------------
              ENERGY & SERVICES -- 8.4%
    169,400   Anadarko Petroleum Corp. ......      8,353,538
   *180,600   Global Marine, Inc. ...........      5,090,663
    *89,300   Nabors Industries, Inc. .......      3,711,531
   *482,900   R&B Falcon Corp. ..............     11,378,331
    248,400   Suncor Energy, Inc. ...........      5,790,825
    198,700   Transocean Sedco Forex,
               Inc. .........................     10,618,031
                                                ------------
                                                  44,942,919
                                                ------------
              FINANCIAL SERVICES -- 5.7%
    433,235   Ace Ltd. ......................     12,130,580
    103,040   Legg Mason, Inc. ..............      5,152,000
    108,000   MBIA, Inc. ....................      5,204,250
     77,000   State Street Corp. ............      8,166,813
                                                ------------
                                                  30,653,643
                                                ------------
              FOREST & PAPER PRODUCTS -- 1.0%
    565,800   Abitibi-Consolidated, Inc. ....      5,304,375
                                                ------------
              HEALTH SERVICES -- 3.1%
   *406,800   Health Management Associates,
               Inc., Class A.................      5,313,825
    *41,640   Human Genome Sciences, Inc. ...      5,553,735
   *218,100   Tenet Healthcare Corp. ........      5,888,700
                                                ------------
                                                  16,756,260
                                                ------------
              HOTELS & GAMING -- 0.8%
    136,300   Starwood Hotels & Resorts
               Worldwide, Inc. ..............      4,438,269
                                                ------------
              MACHINERY -- 2.0%
   *103,400   Grant Prideco, Inc. ...........      2,585,000
     24,000   Harris Corp. ..................        786,000
   *127,000   Lam Research Corp. ............      4,762,500
    *34,200   Smith International, Inc. .....      2,490,188
                                                ------------
                                                  10,623,688
                                                ------------
              MEDIA & ENTERTAINMENT -- 4.9%
   *136,400   Adelphia Communications Corp.,
               Class A.......................      6,393,750
    *62,100   Allegiance Telecom, Inc. ......      3,974,400
    149,600   Pegasus Communications Corp.,
               Class A.......................      7,339,750
    119,700   Scripps (E.W.) Co. (The),
               Class A.......................      5,895,225
    *25,100   Univision Communications, Inc.,
               Class A.......................      2,597,850
                                                ------------
                                                  26,200,975
                                                ------------
              MEDICAL INSTRUMENTS &
               SUPPLIES -- 3.3%
     92,400   Becton, Dickinson & Co. .......      2,650,725
    236,700   Biomet, Inc. ..................      9,098,156
   *128,500   St. Jude Medical, Inc. ........      5,894,938
                                                ------------
                                                  17,643,819
                                                ------------
              METALS, MINERALS & MINING -- 0.9%
    113,300   Vulcan Materials Co. ..........      4,836,494
                                                ------------

 THE HARTFORD MIDCAP FUND
 STATEMENT OF NET ASSETS (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              RESEARCH & TESTING FACILITIES -- 1.2%
    *83,400   Quest Diagnostics, Inc. .......   $  6,234,150
                                                ------------
              RETAIL -- 6.7%
    651,487   Dollar General Corp. ..........     12,703,996
    219,600   Family Dollar Stores, Inc. ....      4,295,925
    411,940   Intimate Brands, Inc., Class
               A.............................      8,135,815
    137,700   RadioShack Corp. ..............      6,523,538
   *111,500   Starbucks Corp. ...............      4,257,906
                                                ------------
                                                  35,917,180
                                                ------------
              RUBBER & PLASTICS PRODUCTS -- 1.8%
   *138,000   Sealed Air Corp. ..............      7,227,750
    *63,700   Weatherford International,
               Inc. .........................      2,536,056
                                                ------------
                                                   9,763,806
                                                ------------
              SOFTWARE & SERVICES -- 15.9%
   *110,200   Affiliated Computer Services,
               Inc., Class A.................      3,643,488
   *435,900   Cabletron Systems, Inc. .......     11,006,474
   *450,400   Cadence Design Systems,
               Inc. .........................      9,176,900
   *529,860   Ceridian Corp. ................     12,749,756
   *531,600   Gartner Group, Inc., Class A...      6,379,200
    *75,100   HomeStore.com, Inc. ...........      2,191,981
   *179,100   Intuit, Inc. ..................      7,410,262
   *144,900   Keane, Inc. ...................      3,133,463
    *19,400   Macromedia, Inc. ..............      1,875,738
   *133,400   Rational Software Corp. .......     12,397,863
    *50,395   VeriSign, Inc. ................      8,894,718
   *121,300   Vignette Corp. ................      6,309,495
                                                ------------
                                                  85,169,338
                                                ------------
              TRANSPORTATION -- 2.3%
   *130,200   Ryanair Holdings PLC ADR.......      4,752,300
    413,955   Southwest Airlines Co. ........      7,839,273
                                                ------------
                                                  12,591,573
                                                ------------
              UTILITIES -- 0.8%
    *68,300   Calpine Corp. .................      4,490,725
                                                ------------
              Total common stocks............   $521,372,044
                                                ============
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 3.8%
              REPURCHASE AGREEMENT -- 3.8%
$20,434,000   Interest in $2,066,447,000
               joint repurchase agreement
               dated 06/30/00 with State
               Street Bank, 6.598% due
               07/03/00; maturity amount
               $20,445,235 (Collateralized by
               $125,835,832 U.S. Treasury
               Notes 5.50% - 7.875% due
               08/31/01 - 11/15/04,
               $1,943,730,718 U.S. Treasury
               Bonds 5.25% - 10.625% due
               08/15/15 - 02/15/29)..........   $ 20,434,000
                                                ------------
              Total short-term securities....   $ 20,434,000
                                                ============


DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $463,574,732).....................    97.1%  $ 521,372,044
Total short-term securities (cost
  $20,434,000)......................     3.8      20,434,000
                                       -----   -------------
Total investment in securities
  (total cost $484,008,732).........   100.9     541,806,044
Cash, receivables and other
  assets............................     1.9      10,323,564
Securities lending collateral.......    10.1      54,401,200
Payable for securities purchased....    (2.8)    (14,886,467)
Payable for fund shares redeemed....    (0.0)       (538,830)
Securities lending collateral
  payable to brokers................   (10.1)    (54,401,200)
Other liabilities...................    (0.0)       (255,577)
                                       -----   -------------
Net assets..........................   100.0%  $ 536,448,734
                                       =====   =============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 26,239,793
  shares outstanding........................   $     26,240
Paid-in surplus.............................    441,182,304
Accumulated net investment loss.............     (2,197,001)
Accumulated undistributed net realized gain
  on investments............................     39,639,879
Unrealized appreciation of investments......     57,797,312
                                               ------------
Net assets..................................   $536,448,734
                                               ============

Class A
  Net asset value per share
    ($255,623,345 / 12,410,792 shares outstanding)
    (125,000,000 shares authorized)................  $20.60
                                                     ======
  Maximum offering price per share
    ($20.60 / 94.5%)...............................  $21.80
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($111,343,078 / 5,507,608
    shares outstanding) (75,000,000 shares
    authorized)....................................  $20.22
                                                     ======
Class C
  Net asset value per share
    ($128,411,684 / 6,350,279 shares outstanding)
    (50,000,000 shares authorized).................  $20.22
                                                     ======
  Maximum offering price per share
    ($20.22 / 99.0%)...............................  $20.43
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($41,070,627 / 1,971,114 shares
    outstanding) (50,000,000 shares authorized)....  $20.84
                                                     ======

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- 90.9%
              AUSTRALIA -- 1.1%
34,400.....   News Corp., Ltd. ADR (Media &
               Entertainment)................   $  1,874,800
                                                ------------
              BELGIUM -- 0.9%
      2,100   Compagnie Luxembourgeoise pour
               l'Audio-Visuel et la Finance
               (Audiofina) (Media &
               Entertainment)................        271,760
    *29,400   Lernout & Hauspie Speech
               Products N.V. (Electronics)...      1,295,437
                                                ------------
                                                   1,567,197
                                                ------------
              CANADA -- 1.9%
     45,100   Alcan Aluminum Ltd. (Metals,
               Minerals & Mining)............      1,400,177
      3,600   Nortel Networks Corp.
               (Communications)..............        249,529
     23,400   Nortel Networks Holdings Corp.
               (Communications)..............      1,597,050
                                                ------------
                                                   3,246,756
                                                ------------
              CHINA -- 1.4%
     *3,500   China Mobile (Hong Kong) Ltd.
               (Communications)..............        622,344
    *49,300   China Unicom Ltd. ADR (Software
               & Services)...................      1,047,625
    *35,100   PetroChina Co., Ltd. (Energy &
               Services).....................        734,906
                                                ------------
                                                   2,404,875
                                                ------------
              FINLAND -- 2.2%
     55,780   Nokia Oyj (Communications).....      2,857,976
     32,370   UPM-Kymmene Group (Forest &
               Paper Products)...............        806,768
                                                ------------
                                                   3,664,744
                                                ------------
              FRANCE -- 13.4%
     10,440   Air Liquids S.A. (Chemicals)...      1,367,049
     32,600   Alcatel (Communications).......      2,146,875
     53,158   Aventis S.A. (Drugs)...........      3,895,638
     14,950   AXA (Financial Services).......      2,364,599
     19,205   BNP Paribas (Financial
               Services).....................      1,855,698
      3,870   Canal Plus (Media &
               Entertainment)................        652,914
      3,400   Castorama Dubois Investissement
               S.A. (Retail).................        844,133
      4,900   France Telecom S.A.
               (Communications)..............        687,653
      1,100   L'Oreal (Consumer Non-
               Durables).....................        956,384
     10,100   Pinault-Printemps -- Redoute
               S.A. (Retail).................      2,252,943
     *3,566   Thomson Multimedia (Media &
               Entertainment)................        231,763

<->           FRANCE -- (CONTINUED)
                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
     24,988   Total Fina S.A., B Shares
               (Energy & Services)...........   $  3,846,887
     17,800   Vivendi S.A. (Media &
               Entertainment)................      1,577,464
                                                ------------
                                                  22,680,000
                                                ------------
              GERMANY -- 6.9%
     36,005   BASF AG (Chemicals)............      1,466,845
     37,000   Bayerische Motoren Werke (BMW)
               AG (Transportation)...........      1,131,422
     18,900   Deutsche Bank AG (Financial
               Services).....................      1,586,172
     *9,000   Infineon Technologies AG
               (Software & Services).........        736,772
     11,316   Linde AG (Machinery)...........        458,845
     44,300   RWE AG (Utilities).............      1,509,648
      2,139   SAP AG (Software & Services)...        401,473
     29,017   Siemens AG (Electronics).......      4,361,451
                                                ------------
                                                  11,652,628
                                                ------------
              HONG KONG -- 1.5%
    105,000   Cheung Kong (Holdings) Ltd.
               (Real Estate).................      1,161,798
    336,400   Hong Kong Telecommunications
               (Communications)..............        740,120
     86,000   Sun Hung Kai Properties (Real
               Estate).......................        617,829
                                                ------------
                                                   2,519,747
                                                ------------
              INDIA -- 0.5%
     22,400   ICICI Ltd. ADR (Financial
               Services).....................        420,000
    @28,700   Videsh Sanchar Nigam Ltd. GDR
               (Communications)..............        448,438
                                                ------------
                                                     868,438
                                                ------------
              IRELAND -- 0.2%
     38,468   Allied Irish Banks PLC
               (Financial Services)..........        346,625
                                                ------------
              ITALY -- 3.3%
     52,807   Mediaset S.p.A. (Media &
               Entertainment)................        809,924
    114,000   San Paolo -- IMI S.p.A.
               (Financial Services)..........      2,031,499
    189,700   Telecom Italia Mobile S.p.A.
               (Communications)..............      1,945,734
     60,688   Telecom Italia S.p.A.
               (Communications)..............        837,718
                                                ------------
                                                   5,624,875
                                                ------------
              JAPAN -- 16.9%
    108,000   Asahi Glass Co., Ltd. (Consumer
               Durables).....................      1,209,624
     27,000   Canon, Inc. (Computers & Office
               Equipment)....................      1,347,429
     62,000   Dai Nippon Printing Co., Ltd.
               (Media & Entertainment).......      1,095,240

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              JAPAN -- (CONTINUED)
     44,000   Fujisawa Pharmaceutical Co.
               (Drugs).......................   $  1,784,096
     19,000   Hoya Corp. (Medical Instruments
               & Supplies)...................      1,706,024
     17,000   Matsumotokiyoshi Co., Ltd.
               (Retail)......................      1,786,742
      5,000   Matsushita Communication
               Industrial Co., Ltd.
               (Communications)..............        585,058
     25,000   Minebea Co., Ltd.
               (Electronics).................        314,268
     80,000   Mitsubishi Electric Corp.
               (Electronics).................        868,041
     61,000   NEC Corp. (Electronics)........      1,919,916
     85,000   Nikko Securities Co., Ltd.
               (Financial Services)..........        843,561
        167   Nippon Telegraph & Telephone
               Corp. (Communications)........      2,225,583
         28   NTT Mobile Communication
               Network, Inc. (Media &
               Entertainment)................        759,535
     60,000   Omron Corp. (Electrical
               Equipment)....................      1,633,247
     12,800   Promise Co., Ltd. (Financial
               Services).....................      1,013,822
     79,000   Ricoh Co., Ltd. (Media &
               Entertainment)................      1,676,299
      7,900   Softbank Corp. (Software &
               Services).....................      1,075,221
     10,000   Sony Corp. (Media &
               Entertainment)................        935,714
     30,000   Takeda Chemical Industries Ltd.
               (Drugs).......................      1,973,507
     99,000   Tokyo Style Co., Ltd. (Apparel
               & Textile)....................        935,714
    146,000   Toshiba Corp. (Computers &
               Office Equipment).............      1,651,791
      8,900   Uni-Charm Corp. (Consumer
               Non-Durables).................        540,049
     15,000   Yamanouchi Pharmaceuticals Co.,
               Ltd. (Drugs)..................        820,877
                                                ------------
                                                  28,701,358
                                                ------------
              MEXICO -- 1.6%
   *504,800   Cifra S.A. de CV (Retail)......      1,184,665
     18,200   Fomento Economico Mexicano S.A.
               de C.V. ADR (Food, Beverage &
               Tobacco)......................        783,738
     10,200   Grupo Financiero -- Banacci
               (Financial Services)..........         43,522
     12,100   Telefonos de Mexico S.A. ADR
               (Communications)..............        691,213
                                                ------------
                                                   2,703,138
                                                ------------
              NETHERLANDS -- 6.6%
    *50,500   Aegon N.V. (Financial
               Services).....................      1,804,194
      4,640   Heineken N.V. (Food, Beverage &
               Tobacco)......................        283,551

<->           NETHERLANDS -- (CONTINUED)
                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
     28,366   ING Groep N.V. (Financial
               Services).....................   $  1,925,147
      9,600   Koninklijke KPN N.V.
               (Communications)..............        431,134
     56,828   Koninklijke Philips Electronics
               N.V. (Electronics)............      2,691,050
     46,900   Royal Dutch Petroleum Co.
               (Energy & Services)...........      2,926,761
      5,000   Royal Dutch Petroleum Co. (NY)
               (Energy & Services)...........        307,813
      9,300   STMicroelectronics N.V.
               (Electronics).................        588,382
     *9,900   United Pan-Europe
               Communications N.V. ADR (Media
               & Entertainment)..............        267,300
                                                ------------
                                                  11,225,332
                                                ------------
              SINGAPORE -- 0.5%
     77,550   Overseas-Chinese Banking Corp.,
               Ltd. (Financial Services).....        533,752
     70,804   Overseas Union Bank Ltd.
               (Financial Services)..........        274,374
                                                ------------
                                                     808,126
                                                ------------
              SOUTH KOREA -- 1.8%
     20,400   Korea Telecom Corp.
               (Communications)..............        986,850
    @10,900   Samsung Electronics GDR
               (Electronics).................      2,136,400
                                                ------------
                                                   3,123,250
                                                ------------
              SPAIN -- 5.5%
     42,600   Banco Popular Espanol S.A.
               (Financial Services)..........      1,323,083
    218,900   Banco Santander Central Hispano
               S.A. (Financial Services).....      2,318,678
    110,900   Endesa S.A. (Utilities)........      2,156,980
     13,300   Endesa S.A. ADR (Utilities)....        259,350
    *@3,861   Groupo Prisa S.A. (Media &
               Entertainment)................         89,937
     64,800   Repsol YPF S.A. (Energy &
               Services).....................      1,295,130
     30,757   Telefonica S.A. ADR
               (Communications)..............      1,970,370
                                                ------------
                                                   9,413,528
                                                ------------
              SWEDEN -- 2.6%
    226,650   Skandinaviska Enskilda, Class A
               (Financial Services)..........      2,700,453
     85,680   Telefonaktiebolaget LM Ericsson
               AB (Communications)...........      1,704,666
                                                ------------
                                                   4,405,119
                                                ------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              SWITZERLAND -- 3.4%
        450   Holderbank Financiere Glarus AG
               (Bearer) (Consumer
               Durables).....................   $    553,484
      2,067   Nestle S.A. (Food, Beverage &
               Tobacco)......................      4,150,360
        680   Novartis AG (Drugs)............      1,080,596
                                                ------------
                                                   5,784,440
                                                ------------
              THAILAND -- 0.2%
     *9,100   Siam Cement Co. (Consumer
               Durables).....................        170,754
   *279,900   Siam Commercial Bank (Financial
               Services).....................         32,822
   *258,800   Thai Farmers Bank (Financial
               Services).....................        217,736
                                                ------------
                                                     421,312
                                                ------------
              UNITED KINGDOM -- 18.5%
     99,000   Abbey National PLC (Financial
               Services).....................      1,184,020
     62,800   AstraZeneca Group PLC
               (Drugs).......................      2,933,948
     60,000   Barclays PLC (Financial
               Services).....................      1,489,677
    373,864   BP Amoco PLC (Energy &
               Services).....................      3,588,392
    334,411   British Airways PLC
               (Transportation)..............      1,925,070
    196,400   British American Tobacco PLC
               (Food, Beverage & Tobacco)....      1,314,198
    118,575   Cable & Wireless PLC
               (Utilities)...................      2,014,109
     25,728   Cadbury Schweppes PLC (Food,
               Beverage & Tobacco)...........        169,139
    *36,264   COLT Telecom Group PLC
               (Communications)..............      1,205,056
     33,800   III Group PLC (Financial
               Services).....................        693,862
    219,400   Invensys PLC (Electrical
               Equipment)....................        822,900
     41,182   Lloyds TSB Group PLC (Financial
               Services).....................        390,282
     80,500   Marconi PLC (Communications)...      1,046,244
    130,663   Prudential Corp. PLC (Financial
               Services).....................      1,914,807
     84,630   Psion PLC GBP (Software &
               Services).....................        815,492
    435,600   Smith & Nephew PLC (Medical
               Instruments & Supplies).......      1,582,691
     47,500   SmithKline Beecham PLC
               (Drugs).......................        624,181
     23,000   SmithKline Beecham PLC ADR,
               Class A (Drugs)...............      1,499,313
    155,465   Standard Chartered PLC
               (Financial Services)..........      1,933,469
    156,000   Tomkins PLC (Food, Beverage &
               Tobacco)......................        503,038

<->           UNITED KINGDOM -- (CONTINUED)
                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
    798,120   Vodafone AirTouch PLC
               (Communications)..............   $  3,238,170
     95,200   Williams PLC (Business
               Services).....................        551,271
                                                ------------
                                                  31,439,329
                                                ------------
              Total common stocks............   $154,475,617
                                                ============
 PRINCIPAL
  AMOUNT
-----------
FOREIGN/YANKEE BONDS & NOTES -- 2.2%
              FOREIGN GOVERNMENTS -- 2.2%
$ 3,920,000   Bundesschatzanweisungen
               3.25% due 09/15/00............   $  3,747,334
                                                ------------
              Total foreign/yankee bonds &
               notes.........................   $  3,747,334
                                                ============
SHORT-TERM SECURITIES -- 10.8%
              U.S. TREASURY BILLS -- 0.4%
    100,000   5.45% due 07/20/00                $     99,743
    100,000   5.62% due 07/20/00                      99,735
    100,000   5.65% due 07/06/00                      99,953
    100,000   5.66% due 07/20/00                      99,733
    300,000   5.705% due 07/06/00                    299,857
                                                ------------
                                                     699,021
                                                ------------
              REPURCHASE AGREEMENT-- 10.4%
 17,599,000   Interest in $2,066,447,000
               joint repurchase agreement
               dated 06/30/00 with State
               Street Bank, 6.598% due
               07/03/00; maturity amount
               $17,608,677 (Collateralized by
               $125,835,832 U.S. Treasury
               Notes 5.50% - 7.875% due
               08/31/01 - 11/15/04,
               $1,943,730,718 U.S. Treasury
               Bonds 5.25% - 10.625% due
               08/15/15 - 02/15/29)..........     17,599,000
                                                ------------
              Total short-term securities....   $ 18,298,021
                                                ============

DIVERSIFICATION OF NET ASSETS:
Total common stocks
  (cost $144,086,351)...............   90.9%   $154,475,617
Total foreign/yankee bonds & notes
  (cost $3,544,234).................    2.2       3,747,334
Total short-term securities
  (cost $18,298,020)................   10.8      18,298,021
                                      -----    ------------
Total investment in securities
  (total cost $165,928,605).........  103.9     176,520,972
Cash, receivables and other
  assets............................    4.2       7,136,008
Securities lending collateral.......    1.1       1,930,542
Payable for securities purchased....   (8.0)    (13,603,389)
Payable for fund shares redeemed....   (0.1)       (134,361)
Securities lending collateral
  payable to brokers................   (1.1)     (1,930,542)
Other liabilities...................   (0.0)        (32,918)
                                      -----    ------------
Net assets..........................  100.0%   $169,886,312
                                      =====    ============

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 11,703,034
  shares outstanding........................   $     11,703
Paid-in surplus.............................    151,968,294
Accumulated undistributed net investment
  income....................................        125,714
Accumulated undistributed net realized gain
  on investments............................      7,294,695
Unrealized appreciation of investments......     10,592,367
Unrealized depreciation of futures
  contracts.................................        (50,238)
Unrealized appreciation of forward foreign
  currency contracts (See Note 2)+..........          3,239
Unrealized depreciation of other assets and
  liabilities in foreign currencies.........        (59,462)
                                               ------------
Net assets..................................   $169,886,312
                                               ============

Class A
  Net asset value per share
    ($90,287,562 / 6,183,679 shares outstanding)
    (125,000,000 shares authorized)................  $14.60
                                                     ======
  Maximum offering price per share
    ($14.60 / 94.5%)...............................  $15.45
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($27,353,508 / 1,912,115 shares
    outstanding) (75,000,000 shares authorized)....  $14.31
                                                     ======
Class C
  Net asset value per share
    ($27,793,260 / 1,951,430 shares outstanding)
    (50,000,000 shares authorized).................  $14.24
                                                     ======
  Maximum offering price per share
    ($14.24 / 99.0%)...............................  $14.38
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($24,451,982 / 1,655,810 shares
    outstanding) (50,000,000 shares authorized)....  $14.77
                                                     ======

DIVERSIFICATION BY INDUSTRY:
Apparel & Textile....................   0.6%   $    935,714
Business Services....................   0.3         551,271
Chemicals............................   1.7       2,833,892
Communications.......................  15.4      26,217,783
Computer & Office Equipment..........   1.8       2,999,220
Consumer Durables....................   1.1       1,933,861
Consumer Non-Durables................   0.9       1,496,433
Drugs................................   8.6      14,612,155
Electrical Equipment.................   1.4       2,456,147
Electronics..........................   8.3      14,174,945
Energy & Services....................   7.5      12,699,889
Financial Services...................  17.2      29,241,855
Food, Beverage & Tobacco.............   4.2       7,204,023
Forest & Paper Products..............   0.5         806,768
Machinery............................   0.3         458,845
Media & Entertainment................   6.1      10,242,650
Medical Instruments & Supplies.......   1.9       3,288,716
Metals, Minerals & Mining............   0.8       1,400,177
Real Estate..........................   1.0       1,779,627
Retail...............................   3.6       6,068,484
Software & Services..................   2.4       4,076,582
Transportation.......................   1.8       3,056,493
Utilities............................   3.5       5,940,087
                                       ----    ------------
Total common stocks..................  90.9%   $154,475,617
                                       ====    ============

 * Non-income producing during the period.
@ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally by qualified institutional buyers. As of June 30, 2000, the market value of these securities amounted to $2,674,775 or 1.6% of net assets.

        +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2000

                                                                                                                     UNREALIZED
                                               TOTAL                 CONTRACT               DELIVERY                APPRECIATION
               DESCRIPTION                  MARKET VALUE              AMOUNT                  DATE                 (DEPRECIATION)
------------------------------------------  ------------            ----------            -------------            --------------
British Pounds (Buy)                         $  988,241             $ 983,378               07/03/00                  $  4,863
British Pounds (Buy)                            213,505               213,301               07/05/00                       204
British Pounds (Buy)                            922,085               925,436               07/06/00                    (3,351)
British Pounds (Buy)                          2,086,970             2,091,052               07/07/00                    (4,082)
British Pounds (Sell)                           174,930               173,162               07/03/00                    (1,768)
Canadian Dollars (Buy)                          169,484               169,623               07/06/00                      (139)
EURO (Buy)                                    1,742,612             1,723,817               07/31/00                    18,795
EURO (Buy)                                       65,051                64,183               07/31/00                       868
EURO (Buy)                                    2,061,847             2,054,127               07/05/00                     7,720
EURO (Buy)                                    1,460,657             1,457,550               07/31/00                     3,107
EURO (Buy)                                       63,797                63,605               07/17/00                       192
EURO (Sell)                                     395,927               387,423               07/31/00                    (8,504)
EURO (Sell)                                     567,658               557,005               07/03/00                   (10,653)
EURO (Sell)                                     559,791               556,422               07/05/00                    (3,369)
Japanese Yen (Buy)                              134,638               134,948               07/03/00                      (310)
Japanese Yen (Sell)                             689,111               694,841               07/05/00                     5,730
Japanese Yen (Sell)                             883,825               881,526               07/05/00                    (2,299)
Mexican Peso (Buy)                               70,723                70,839               07/03/00                      (116)
Swedish Krona (Buy)                             435,888               433,945               07/05/00                     1,943
Swedish Krona (Sell)                          1,047,577             1,036,811               07/05/00                   (10,766)
Swiss Franc (Buy)                               690,739               686,964               07/03/00                     3,775
Swiss Franc (Buy)                               579,499               578,100               07/05/00                     1,399
                                                                                                                      --------
                                                                                                                      $  3,239
                                                                                                                      ========

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL LEADERS FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- 93.3%
              AUSTRALIA -- 1.5%
    110,700   News Corp., Ltd. ADR (Media &
               Entertainment)................   $  6,033,150
                                                ------------
              BELGIUM -- 1.8%
   *172,300   Lernout & Hauspie Speech
               Products N.V. (Electronics)...      7,591,969
                                                ------------
              FINLAND -- 0.9%
     68,680   Nokia Oyj (Communications).....      3,518,928
                                                ------------
              FRANCE -- 11.5%
     67,400   Alcatel (Communications).......      4,438,631
    124,900   Aventis S.A. (Drugs)...........      9,153,188
     56,600   AXA (Financial Services).......      8,952,263
     29,000   Pinault-Printemps -- Redoute
               S.A. (Retail).................      6,468,846
    *99,346   Thomson Multimedia (Media &
               Entertainment)................      6,456,728
     38,830   Total Fina S.A., B Shares
               (Energy & Services)...........      5,977,855
     67,000   Vivendi S.A. (Media &
               Entertainment)................      5,937,644
                                                ------------
                                                  47,385,155
                                                ------------
              GERMANY -- 4.0%
    179,600   Bayerische Motoren Werke (BMW)
               AG (Transportation)...........      5,491,987
    *35,100   Infineon Technologies AG
               (Software & Services).........      2,873,409
     53,780   Siemens AG (Electronics).......      8,083,497
                                                ------------
                                                  16,448,893
                                                ------------
              ITALY -- 1.1%
    258,500   San Paolo -- IMI S.p.A.
               (Financial Services)..........      4,606,514
                                                ------------
              JAPAN -- 6.5%
    100,000   Fujisawa Pharmaceutical Co.
               (Drugs).......................      4,054,764
     60,000   Fujitsu Ltd. (Electronics).....      2,081,256
    501,000   Mitsubishi Electric Corp.
               (Electronics).................      5,436,104
     96,000   Ricoh Co., Ltd. (Media &
               Entertainment)................      2,037,022
     19,200   Softbank Corp. (Software &
               Services).....................      2,613,195
     77,000   Takeda Chemical Industries Ltd.
               (Drugs).......................      5,065,334
    497,000   Toshiba Corp. (Computers &
               Office Equipment).............      5,622,878
                                                ------------
                                                  26,910,553
                                                ------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              NETHERLANDS -- 4.9%
     69,000   ING Groep N.V. (Financial
               Services).....................   $  4,682,898
    127,796   Koninklijke Philips Electronics
               N.V. (Electronics)............      6,051,690
    154,100   Ricoh Co., Ltd. (Media &
               Entertainment)................      9,616,479
                                                ------------
                                                  20,351,067
                                                ------------
              SOUTH KOREA -- 0.8%
    @17,700   Samsung Electronics GDR
               (Electronics).................      3,469,200
                                                ------------
              SPAIN -- 2.1%
     63,900   Banco Popular Espanol S.A.
               (Financial Services)..........      1,984,624
    220,500   Banco Santander Central Hispano
               S.A. (Financial Services).....      2,335,626
    *@9,374   Groupo Prisa S.A. (Media &
               Entertainment)................        218,355
   *185,910   Telefonica S.A.
               (Communications)..............      4,009,754
                                                ------------
                                                   8,548,359
                                                ------------
              SWEDEN -- 0.8%
    267,520   Skandinaviska Enskilda, Class A
               (Financial Services)..........      3,187,404
                                                ------------
              SWITZERLAND -- 3.2%
     14,740   Credit Suisse Group (Financial
               Services).....................      2,941,537
      5,120   Nestle S.A. (Food, Beverage &
               Tobacco)......................     10,280,524
                                                ------------
                                                  13,222,061
                                                ------------
              UNITED KINGDOM -- 10.9%
    145,300   AstraZeneca Group PLC
               (Drugs).......................      6,788,260
    683,300   BP Amoco PLC (Energy &
               Services).....................      6,558,395
    813,900   British Airways PLC
               (Transportation)..............      4,685,298
    313,500   Cable & Wireless PLC
               (Utilities)...................      5,325,095
     68,100   III Group PLC (Financial
               Services).....................      1,397,989
    363,100   Marconi PLC (Communications)...      4,719,147
    558,100   Psion PLC GBP (Software &
               Services).....................      5,377,834
    556,400   SmithKline Beecham PLC
               (Drugs).......................      7,311,454
    687,917   Vodafone AirTouch PLC
               (Communications)..............      2,791,051
                                                ------------
                                                  44,954,523
                                                ------------
              UNITED STATES OF
               AMERICA -- 43.3%
    *93,200   3Com Corp. (Software &
               Services).....................      5,370,650
    113,800   Abbott Laboratories (Drugs)....      5,071,213
    *61,800   Akamai Technologies, Inc.
               (Software & Services).........      7,337,784

 THE HARTFORD GLOBAL LEADERS FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              UNITED STATES OF AMERICA -- (CONTINUED)
    112,700   American Home Products Corp.
               (Drugs).......................   $  6,621,125
     88,400   Automatic Data Processing, Inc.
               (Software & Services).........      4,734,925
     56,800   Baxter International, Inc.
               (Medical Instruments &
               Supplies).....................      3,993,750
    *70,500   Biogen, Inc. (Drugs)...........      4,547,250
   *275,400   Boston Scientific Corp.
               (Medical Instruments &
               Supplies).....................      6,041,588
     36,200   Cardinal Health, Inc. (Consumer
               Non-Durables).................      2,678,800
   *110,480   Cisco Systems, Inc. (Computers
               & Office Equipment)...........      7,022,385
    100,910   Citigroup, Inc. (Financial
               Services).....................      6,079,828
   *122,200   Echostar Communications Corp.,
               Class A (Communications)......      4,045,966
    107,700   Exxon Mobil Corp. (Energy &
               Services).....................      8,454,450
   *136,500   FedEx Corp. (Transportation)...      5,187,000
    128,240   General Electric Co.
               (Electronics).................      6,796,720
   *110,700   Genzyme Corp. (Drugs)..........      6,579,731
     72,800   Gillette Co. (The).............      2,543,450
     55,400   Goldman Sachs Group, Inc. (The)
               (Financial Services)..........      5,256,074
   *111,100   Immunex Corp. (Drugs)..........      5,492,506
     13,600   Intel Corp. (Electronics)......      1,818,150
    *39,500   Intuit, Inc. (Software &
               Services).....................      1,634,312
    *39,500   JDS Uniphase Corp.
               (Electronics).................      4,735,063
    *74,500   Micron Technology, Inc.
               (Electronics).................      6,560,656
   *105,300   Microsoft Corp. (Software &
               Services).....................      8,424,000
    *69,000   NTL, Inc. (Media &
               Entertainment)................      4,131,375
     70,200   PepsiCo, Inc. (Food, Beverage &
               Tobacco)......................      3,119,512
    126,745   Pharmacia Corp. (Chemicals)....      6,551,132
    235,500   Philip Morris Co., Inc. (Food,
               Beverage & Tobacco)...........      6,255,469
    *60,100   Red Hat, Inc. (Software &
               Services).....................      1,626,456
     56,000   Schlumberger Ltd. (Energy &
               Services).....................      4,179,000
     76,400   Sprint Corp.
               (Communications)..............      3,896,400

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              UNITED STATES OF AMERICA -- (CONTINUED)
    *13,100   Sycamore Networks, Inc.
               (Communications)..............   $  1,445,913
     84,000   Transocean Sedco Forex, Inc.
               (Energy & Services)...........      4,488,750
    *25,400   VeriSign, Inc. (Software &
               Services).....................      4,483,100
    132,000   Walt Disney Co. (The) (Media &
               Entertainment)................      5,123,250
    332,700   Waste Management, Inc.
               (Utilities)...................      6,321,300
                                                ------------
                                                 178,649,033
                                                ------------
              Total common stocks............   $384,876,809
                                                ============

 PRINCIPAL
  AMOUNT
-----------

                               SHORT-TERM SECURITIES -- 8.9%
              REPURCHASE AGREEMENT -- 8.9%
$36,815,000   Interest in $2,066,447,000
               joint repurchase agreement
               dated 06/30/00 with State
               Street Bank, 6.598% due
               07/03/00; maturity amount
               $36,835,242 (Collateralized by
               $125,835,832 U.S. Treasury
               Notes 5.50% - 7.875% due
               08/31/01 - 11/15/04,
               $1,943,730,718 U.S. Treasury
               Bonds 5.25% - 10.625% due
               08/15/15 - 02/15/29)..........   $ 36,815,000
                                                ------------
              Total short-term securities....   $ 36,815,000
                                                ============


DIVERSIFICATION OF NET ASSETS:
Total common stocks
  (cost $360,165,980)..................  93.3%  $384,876,809
Total short-term securities
  (cost $36,815,000)...................   8.9     36,815,000
                                        -----   ------------
Total investment in securities
  (total cost $396,980,980)............ 102.2    421,691,809
Cash, receivables and other assets.....   5.4     22,087,978
Securities lending collateral..........   2.8     11,665,400
Payable for securities purchased.......  (7.3)   (30,004,020)
Payable for fund shares redeemed.......  (0.2)      (722,760)
Securities lending collateral
  payable to brokers...................  (2.8)   (11,665,400)
Other liabilities......................  (0.1)      (210,531)
                                        -----   ------------
Net assets............................. 100.0%  $412,842,476
                                        =====   ============

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 21,794,554
  shares outstanding........................   $     21,795
Paid-in surplus.............................    378,428,346
Accumulated net investment loss.............        (67,443)
Accumulated undistributed net realized gain
  on investments............................      9,397,567
Unrealized appreciation of investments......     24,710,829
Unrealized appreciation of futures
  contracts.................................        331,262
Unrealized appreciation of forward foreign
  currency contracts (See Note 2)+..........         52,410
Unrealized depreciation of other assets and
  liabilities in foreign currencies.........        (32,290)
                                               ------------
Net assets..................................   $412,842,476
                                               ============

Class A
  Net asset value per share ($209,162,598 /
    10,979,945 shares outstanding) (125,000,000
    shares authorized).............................  $19.05
                                                     ======
  Maximum offering price per share ($19.05 /
    94.5%).........................................  $20.16
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($67,706,292 / 3,598,478 shares
    outstanding) (75,000,000 shares authorized)....  $18.82
                                                     ======
Class C
  Net asset value per share ($127,541,076 /
    6,777,287 shares outstanding) (50,000,000
    shares authorized).............................  $18.82
                                                     ======
  Maximum offering price per share ($18.82 /
    99.0%).........................................  $19.01
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($8,432,510 / 438,844 shares
    outstanding) (50,000,000 shares authorized)....  $19.21
                                                     ======

DIVERSIFICATION BY INDUSTRY:
Chemicals...........................     1.6%  $  6,551,132
Communications......................     7.0     28,865,790
Computers & Office Equipment........     3.1     12,645,263
Consumer Non-Durables...............     1.3      5,222,250
Drugs...............................    14.7     60,684,824
Electronics.........................    12.7     52,624,304
Energy & Services...................     7.2     29,658,451
Financial Services..................    10.0     41,424,758
Food, Beverage & Tobacco............     4.8     19,655,505
Media & Entertainment...............     9.6     39,554,003
Media Instruments & Supplies........     2.4     10,035,338
Retail..............................     1.6      6,468,846
Software & Services.................    10.8     44,475,666
Transportation......................     3.7     15,364,284
Utilities...........................     2.8     11,646,395
                                       -----   ------------
         Total common stocks........    93.3%  $384,876,809
                                       =====   ============

 * Non-income producing during the period.

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the market value of these securities amounted to $3,687,555 or 0.9% of net assets.

        +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JUNE 30, 2000

                                                                                                               UNREALIZED
                                              TOTAL                 CONTRACT             DELIVERY             APPRECIATION
               DESCRIPTION                 MARKET VALUE              AMOUNT                DATE              (DEPRECIATION)
-----------------------------------------  ------------            ----------            --------            --------------
British Pounds (Buy)                        $  860,165             $ 855,932             07/03/00               $ 4,233
British Pounds (Buy)                         2,605,511             2,579,180             07/03/00                26,331
British Pounds (Sell)                          486,243               488,009             07/06/00                 1,766
EURO (Buy)                                     382,669               378,542             07/31/00                 4,127
EURO (Buy)                                     519,721               512,787             07/31/00                 6,934
EURO (Buy)                                   2,064,351             2,056,622             07/05/00                 7,729
EURO (Sell)                                  1,491,216             1,482,242             07/05/00                (8,974)
EURO (Sell)                                  1,383,132             1,377,088             07/31/00                (6,044)
Japanese Yen (Sell)                            859,524               866,671             07/05/00                 7,147
Swiss Franc (Buy)                            1,676,503             1,667,342             07/03/00                 9,161
                                                                                                                -------
                                                                                                                $52,410
                                                                                                                =======

 THE HARTFORD STOCK FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
COMMON STOCKS -- 96.2%
              AEROSPACE & DEFENSE -- 1.8%
   *181,100   General Motors, Class H......   $   15,891,525
    350,200   United Technologies Corp. ...       20,618,025
                                              --------------
                                                  36,509,550
                                              --------------
              BUSINESS SERVICES -- 0.1%
    214,150   ServiceMaster Co. (The)......        2,435,956
                                              --------------
              CHEMICALS -- 3.0%
    600,000   Dow Chemical Co. (The).......       18,112,500
    565,800   Pharmacia Corp. .............       29,244,788
    359,100   Praxair, Inc. ...............       13,443,806
                                              --------------
                                                  60,801,094
                                              --------------
              COMMUNICATIONS -- 13.3%
   *250,000   American Tower Corp.,
               Class A.....................       10,421,875
    552,000   AT&T Corp. ..................       17,457,000
   *617,200   Global Crossing Ltd. ........       16,240,075
    622,900   Lucent Technologies, Inc. ...       36,906,825
    235,400   Motorola, Inc. ..............        6,841,313
    520,000   Nokia Corp. ADR..............       25,967,500
    480,000   Nortel Networks Holdings
               Corp. ......................       32,760,000
    962,900   SBC Communications, Inc. ....       41,645,425
   *100,000   Tellabs, Inc. ...............        6,843,750
    466,100   Verizon Communications ......       23,683,706
 *1,080,367   Worldcom, Inc. ..............       49,561,836
                                              --------------
                                                 268,329,305
                                              --------------
              COMPUTERS & OFFICE
               EQUIPMENT -- 10.0%
 *1,086,800   Cisco Systems, Inc. .........       69,079,724
   *430,000   Dell Computer Corp. .........       21,204,375
   *279,400   EMC Corp. ...................       21,496,338
    180,000   Hewlett-Packard Co. .........       22,477,500
    327,100   International Business
               Machines Corp. .............       35,837,893
   *738,800   Solectron Corp. .............       30,937,250
                                              --------------
                                                 201,033,080
                                              --------------
              CONSUMER NON-DURABLES -- 5.6%
    413,400   Cardinal Health, Inc. .......       30,591,600
    600,000   Gillette Co. (The)...........       20,962,500
    351,700   Procter & Gamble Co. (The)...       20,134,825
   *565,900   Safeway, Inc. ...............       25,536,238
    330,000   Tyco International Ltd. .....       15,633,750
                                              --------------
                                                 112,858,913
                                              --------------
              DRUGS -- 7.0%
    500,300   Abbott Laboratories..........       22,294,619
    550,000   American Home Products
               Corp. ......................       32,312,500
    340,000   Bristol-Myers Squibb Co. ....       19,805,000
   *198,900   Immunex Corp. ...............        9,833,119
    332,800   Merck & Co., Inc. ...........       25,500,800
    659,900   Pfizer, Inc. ................       31,675,200
                                              --------------
                                                 141,421,238
                                              --------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
              ELECTRICAL EQUIPMENT -- 1.2%
   *330,700   Teradyne, Inc. ..............   $   24,306,450
                                              --------------
              ELECTRONICS -- 9.7%
    *22,800   Broadcom Corp., Class A......        4,991,774
  1,229,700   General Electric Co. ........       65,174,100
    516,500   Intel Corp. .................       69,049,594
   *339,800   Micron Technology, Inc. .....       29,923,638
    308,600   Texas Instruments, Inc. .....       21,196,962
    *70,000   Vitesse Semiconductor
               Corp. ......................        5,149,375
                                              --------------
                                                 195,485,443
                                              --------------
              ENERGY & SERVICES -- 5.5%
    664,800   Exxon Mobil Corp. ...........       52,186,800
    284,400   Royal Dutch Petroleum Co. ...       17,508,375
    259,700   Schlumberger Ltd. ...........       19,380,113
    409,500   Texaco, Inc. ................       21,805,875
                                              --------------
                                                 110,881,163
                                              --------------
              FINANCIAL SERVICES -- 11.3%
    250,437   American International Group,
               Inc. .......................       29,426,347
  1,011,300   Associates First Capital
               Corp., Class A..............       22,564,631
    597,598   Citigroup, Inc. .............       36,005,280
    560,000   Fleet Boston Financial
               Corp. ......................       19,040,000
    409,500   Franklin Resources, Inc. ....       12,438,562
    235,000   Goldman Sachs Group, Inc.
               (The).......................       22,295,624
    380,200   Marsh & McLennan Cos.,
               Inc. .......................       39,707,138
    171,400   Merrill Lynch & Co., Inc. ...       19,711,000
    240,800   State Street Corp. ..........       25,539,850
                                              --------------
                                                 226,728,432
                                              --------------
              FOOD, BEVERAGE & TOBACCO -- 2.3%
    200,000   Coca-Cola Co. (The)..........       11,487,500
    764,400   PepsiCo, Inc. ...............       33,968,025
                                              --------------
                                                  45,455,525
                                              --------------
              FOREST & PAPER PRODUCTS -- 1.9%
    350,000   Kimberly-Clark Corp. ........       20,081,250
    430,000   Weyerhaeuser Co. ............       18,490,000
                                              --------------
                                                  38,571,250
                                              --------------
              MACHINERY -- 0.8%
    450,000   Caterpillar, Inc. ...........       15,243,750
                                              --------------
              MEDIA & ENTERTAINMENT -- 4.1%
   *900,000   AT&T -- Liberty Media Group,
               Class A.....................       21,825,000
    590,000   Gannett Co., Inc. ...........       35,289,375
   *384,632   Viacom, Inc., Class B........       26,227,095
                                              --------------
                                                  83,341,470
                                              --------------
              MEDICAL INSTRUMENTS &
               SUPPLIES -- 2.3%
    422,200   Guidant Corp. ...............       20,898,900
    250,000   Johnson & Johnson Co. .......       25,468,750
                                              --------------
                                                  46,367,650
                                              --------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
COMMON STOCKS -- (CONTINUED)
              METALS, MINERALS & MINING -- 1.9%
    700,000   Alcoa, Inc. .................   $   20,300,000
    300,000   Illinois Tool Works, Inc. ...       17,100,000
                                              --------------
                                                  37,400,000
                                              --------------
              RETAIL -- 5.3%
    397,600   CVS Corp. ...................       15,904,000
    400,000   Home Depot, Inc. (The).......       19,975,000
  1,110,000   McDonald's Corp. ............       36,560,625
    580,500   Wal-Mart Stores, Inc. .......       33,451,313
                                              --------------
                                                 105,890,938
                                              --------------
              SOFTWARE & SERVICES -- 9.1%
    *96,300   3Com Corp. ..................        5,549,288
   *500,000   America Online, Inc. ........       26,375,000
    300,000   Automatic Data Processing,
               Inc. .......................       16,068,750
   *337,100   China Unicom Ltd. ADR........        7,163,375
   *180,000   Computer Sciences Corp. .....       13,443,750
    260,000   Electronic Data Systems
               Corp. ......................       10,725,000
 *1,044,400   Microsoft Corp. .............       83,552,000
   *113,750   VeriSign, Inc. ..............       20,076,875
                                              --------------
                                                 182,954,038
                                              --------------
              Total common stocks..........   $1,936,015,245
                                              ==============
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 3.2%
              REPURCHASE AGREEMENT -- 3.2%
$63,485,000   Interest in $2,066,447,000
               joint repurchase agreement
               dated 06/30/00 with State
               Street Bank, 6.598% due
               07/03/00; maturity amount
               $63,519,907 (Collateralized
               by $125,835,832 U.S.
               Treasury Notes 5.50% -
               7.875% due 08/31/01 -
               11/15/04, $1,943,730,718
               U.S. Treasury Bonds
               5.25% - 10.625% due
               08/15/15 - 02/15/29)........   $   63,485,000
                                              --------------
              Total short-term
               securities..................   $   63,485,000
                                              ==============


DIVERSIFICATION OF NET ASSETS:
Total common stocks
  (cost $1,744,736,841)............    96.2%  $1,936,015,245
Total short-term securities
  (cost $63,485,000)...............     3.2       63,485,000
                                      -----   --------------
Total investment in securities
  (total cost $1,808,221,841)......    99.4    1,999,500,245
Cash, receivables and other
  assets...........................     0.8       15,260,795
Securities lending collateral......     2.6       52,185,300
Payable for securities purchased...     0.0          (27,073)
Payable for fund shares redeemed...    (0.1)      (1,678,684)
Securities lending collateral
  payable to brokers...............    (2.6)     (52,185,300)
Other liabilities..................    (0.1)        (542,061)
                                      -----   --------------
Net assets.........................   100.0%  $2,012,513,222
                                      =====   ==============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized;
  85,741,022 shares outstanding...........   $       85,741
Paid-in surplus...........................    1,747,399,408
Accumulated net investment loss...........       (4,368,926)
Accumulated undistributed net realized
  gain on investments.....................       78,118,595
Unrealized appreciation of investments....      191,278,404
                                             --------------
Net assets................................   $2,012,513,222
                                             ==============

Class A
  Net asset value per share ($975,249,975 /
    40,967,120 shares outstanding) (125,000,000
    shares authorized).............................  $23.80
                                                     ======
  Maximum offering price per share ($23.80 /
    94.5%).........................................  $25.19
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($553,938,182 / 23,941,211
    shares outstanding) (75,000,000 shares
    authorized)....................................  $23.14
                                                     ======
Class C
  Net asset value per share ($449,844,559 /
    19,450,654 shares outstanding) (50,000,000
    shares authorized).............................  $23.13
                                                     ======
  Maximum offering price per share($23.13 /
    99.0%).........................................  $23.36
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($33,480,506 / 1,382,037 shares
    outstanding) (50,000,000 shares authorized)....  $24.23
                                                     ======

* Non-income producing during the period.

 THE HARTFORD GROWTH AND INCOME FUND
 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- 97.8%
              AEROSPACE & DEFENSE -- 2.2%
    *10,957   General Motors, Class H........   $    961,468
     24,200   Honeywell International,
               Inc. .........................        815,237
     61,700   United Technologies Corp. .....      3,632,588
                                                ------------
                                                   5,409,293
                                                ------------
              BUSINESS SERVICES -- 0.5%
    *22,931   eBay, Inc. ....................      1,245,440
                                                ------------
              CHEMICALS -- 2.6%
     23,800   du Pont (E.I.) de Nemours &
               Co. ..........................      1,041,250
    *73,400   Grace (W.R.) & Co. ............        889,975
     86,253   Pharmacia Corp. ...............      4,458,202
                                                ------------
                                                   6,389,427
                                                ------------
              COMMUNICATIONS -- 10.7%
    *19,700   American Tower Corp., Class
               A.............................        821,244
     48,250   AT&T Corp. ....................      1,525,906
    *22,900   Comverse Technology, Inc. .....      2,129,700
    *19,700   Echostar Communications Corp.,
               Class A.......................        652,255
    *26,300   Global Crossing Ltd. ..........        692,019
     54,000   Lucent Technologies, Inc. .....      3,199,500
     48,500   Nortel Networks Holdings
               Corp. ........................      3,310,125
    *15,800   Phone.com, Inc. ...............      1,028,975
     41,309   SBC Communications, Inc. ......      1,786,614
     55,000   Sprint Corp. ..................      2,805,000
    *24,800   Sprint PCS Group...............      1,475,600
     65,300   Verizon Communications.........      3,318,056
     *7,900   VoiceStream Wireless Corp. ....        918,745
    *45,600   Worldcom, Inc. ................      2,091,900
                                                ------------
                                                  25,755,639
                                                ------------
              COMPUTERS & OFFICE
               EQUIPMENT -- 11.2%
   *137,200   Cisco Systems, Inc. ...........      8,720,774
    *76,000   Dell Computer Corp. ...........      3,747,750
    *38,900   EMC Corp. .....................      2,992,869
    *26,100   Handspring, Inc. ..............        704,700
     30,300   Hewlett-Packard Co. ...........      3,783,713
     45,500   International Business Machines
               Corp. ........................      4,985,092
    *49,300   Solectron Corp. ...............      2,064,438
                                                ------------
                                                  26,999,336
                                                ------------
              CONSUMER DURABLES -- 0.7%
      6,700   Corning, Inc. .................      1,808,163
                                                ------------
              CONSUMER NON-DURABLES -- 2.6%
     22,200   Cardinal Health, Inc. .........      1,642,800
     16,100   Procter & Gamble Co. (The).....        921,725
    *26,900   Safeway, Inc. .................      1,213,862
     53,300   Tyco International Ltd. .......      2,525,088
                                                ------------
                                                   6,303,475
                                                ------------
              DRUGS -- 7.4%
     58,800   Abbott Laboratories............      2,620,275
     38,400   American Home Products
               Corp. ........................      2,256,000

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              DRUGS -- (CONTINUED)
     19,100   Bristol-Myers Squibb Co. ......   $  1,112,575
    *18,300   Forest Laboratories, Inc. .....      1,848,300
    *42,800   Genzyme Corp. .................      2,543,925
    *34,000   Immunex Corp. .................      1,680,875
     32,600   Merck & Co., Inc. .............      2,497,975
     70,475   Pfizer, Inc. ..................      3,382,800
                                                ------------
                                                  17,942,725
                                                ------------
              ELECTRICAL EQUIPMENT -- 0.7%
    *23,400   Teradyne, Inc. ................      1,719,900
                                                ------------
              ELECTRONICS -- 10.6%
    *18,100   Analog Devices, Inc. ..........      1,375,600
     12,900   Eaton Corp. ...................        864,300
    182,200   General Electric Co. ..........      9,656,600
     66,300   Intel Corp. ...................      8,863,480
    *10,300   JDS Uniphase Corp. ............      1,234,713
    *33,800   Micron Technology, Inc. .......      2,976,512
     *6,800   RF Micro Devices, Inc. ........        595,850
                                                ------------
                                                  25,567,055
                                                ------------
              ENERGY & SERVICES -- 5.3%
     79,900   Conoco, Inc., Class B..........      1,962,544
     11,000   Enron Corp. ...................        709,500
     78,800   Exxon Mobil Corp. .............      6,185,800
     28,900   Helmerich & Payne, Inc. .......      1,080,138
     23,500   Kerr-McGee Corp. ..............      1,385,031
     63,700   Union Pacific Resources Group,
               Inc. .........................      1,401,400
                                                ------------
                                                  12,724,413
                                                ------------
              FINANCIAL SERVICES -- 13.3%
     40,225   American International Group,
               Inc. .........................      4,726,438
     16,100   CIGNA Corp. ...................      1,505,350
     90,500   Citigroup, Inc. ...............      5,452,625
     52,900   Cullen/Frost Bankers, Inc. ....      1,391,931
     48,200   Edwards (A.G.) & Sons, Inc. ...      1,879,800
     27,300   Fannie Mae.....................      1,424,719
     11,700   Goldman Sachs Group,
               Inc. (The)....................      1,110,037
     97,400   KeyCorp........................      1,716,675
     24,800   Marsh & McLennan Cos., Inc. ...      2,590,050
     37,600   Merrill Lynch & Co., Inc. .....      4,324,000
     29,600   Morgan Stanley Dean Witter &
               Co. ..........................      2,464,200
     95,600   Pacific Century Financial
               Corp. ........................      1,398,150
     37,900   Wachovia Corp. ................      2,056,075
                                                ------------
                                                  32,040,050
                                                ------------
              FOOD, BEVERAGE & TOBACCO -- 4.0%
     24,400   Anheuser-Busch Cos., Inc. .....      1,822,374
     12,400   Coca-Cola Co. (The)............        712,225
     51,800   Nabisco Group Holding Corp. ...      1,343,563
     73,400   PepsiCo, Inc. .................      3,261,712
     91,100   Philip Morris Co., Inc. .......      2,419,844
                                                ------------
                                                   9,559,718
                                                ------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              FOREST & PAPER PRODUCTS -- 1.5%
     48,800   Kimberly-Clark Corp. ..........   $  2,799,900
     22,400   Temple-Inland, Inc. ...........        940,800
                                                ------------
                                                   3,740,700
                                                ------------
              HEALTH SERVICES -- 0.4%
    *36,300   Tenet Healthcare Corp. ........        980,100
                                                ------------
              MACHINERY -- 0.6%
     19,400   Black & Decker Corp. ..........        762,663
     31,500   Pall Corp. ....................        582,750
                                                ------------
                                                   1,345,413
                                                ------------
              MEDIA & ENTERTAINMENT -- 1.8%
    *85,200   AT&T -- Liberty Media Group,
               Class A.......................      2,066,100
     29,800   Gannett Co., Inc. .............      1,782,413
      9,200   Pegasus Communications Corp.,
               Class A.......................        451,375
                                                ------------
                                                   4,299,888
                                                ------------
              MEDICAL INSTRUMENTS &
               SUPPLIES -- 1.5%
     63,500   Becton, Dickinson & Co. .......      1,821,656
    *36,100   Boston Scientific Corp. .......        791,944
      9,900   Johnson & Johnson Co. .........      1,008,563
                                                ------------
                                                   3,622,163
                                                ------------
              METALS, MINERALS & MINING -- 1.4%
     23,800   Alcoa, Inc. ...................        690,200
     75,600   Engelhard Corp. ...............      1,289,925
     77,800   Freeport-McMoRan Copper & Gold,
               Inc., Class A.................        709,925
     10,700   Illinois Tool Works, Inc. .....        609,900
                                                ------------
                                                   3,299,950
                                                ------------
              RETAIL -- 3.9%
    *12,900   Best Buy Co., Inc. ............        815,925
     42,200   Dollar General Corp. ..........        822,900
     16,400   Home Depot, Inc. (The).........        818,975
     28,400   Target Corp. ..................      1,647,200
     91,100   Wal-Mart Stores, Inc. .........      5,249,638
                                                ------------
                                                   9,354,638
                                                ------------
              SOFTWARE & SERVICES -- 10.7%
    *17,100   3Com Corp. ....................        985,388
    *46,800   America Online, Inc. ..........      2,468,700
    *18,900   BMC Software, Inc. ............        689,555
    *53,500   Cabletron Systems, Inc. .......      1,350,875
     15,800   Computer Associates
               International, Inc. ..........        808,762
     36,100   First Data Corp. ..............      1,791,463

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              SOFTWARE & SERVICES -- (CONTINUED)
     84,300   IMS Health, Inc. ..............   $  1,517,400
   *115,900   Microsoft Corp. ...............      9,272,000
    *38,100   Oracle Corp. ..................      3,202,780
    *26,000   Sun Microsystems, Inc. ........      2,364,375
     *7,995   VeriSign, Inc. ................      1,411,118
                                                ------------
                                                  25,862,416
                                                ------------
              TRANSPORTATION -- 1.6%
    *27,900   AMR Corp. .....................        737,606
     58,278   Delphi Automotive Systems
               Corp. ........................        848,673
     39,300   Ford Motor Co. ................      1,689,900
     21,900   USFreightways Corp. ...........        537,919
     *4,858   Visteon Corp. .................         58,899
                                                ------------
                                                   3,872,997
                                                ------------
              UTILITIES -- 2.6%
    *19,400   Calpine Corp. .................      1,275,550
     30,800   El Paso Energy Corp. ..........      1,568,875
     34,000   Pinnacle West Capital Corp. ...      1,151,750
     61,000   Unicom Corp. ..................      2,359,938
                                                ------------
                                                   6,356,113
                                                ------------
              Total common stocks............   $236,199,012
                                                ============

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 6.0%
              REPURCHASE AGREEMENT -- 6.0%
$14,486,000   Interest in $2,066,447,000
               joint repurchase agreement
               dated 06/30/00 with State
               Street Bank, 6.598% due
               07/03/00; maturity amount
               $14,493,965 (Collateralized by
               $125,835,832 U.S. Treasury
               Notes 5.50% - 7.875% due
               08/31/01 - 11/15/04,
               $1,943,730,718 U.S. Treasury
               Bonds 5.25% - 10.625% due
               08/15/15 - 02/15/29)..........   $ 14,486,000
                                                ------------
              Total short-term securities....   $ 14,486,000
                                                ============

 THE HARTFORD GROWTH AND INCOME FUND
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value (total
  cost $241,336,913) - see accompanying
  portfolio.................................   $250,685,012
Receivable for securities sold..............      9,689,045
Receivable for fund shares sold.............      4,001,184
Receivable for dividends and interest.......        230,705
Securities lending collateral...............      5,260,200
Cash and other assets.......................        619,193
                                               ------------
Total assets................................    270,485,339
                                               ------------
LIABILITIES
Payable for securities purchased............     23,080,222
Payable for fund shares sold................        225,418
Securities lending collateral payable to
  brokers...................................      5,260,200
Other liabilities...........................        107,876
                                               ------------
Total liabilities...........................     28,673,716
                                               ------------
Net assets..................................   $241,811,623
                                               ============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 17,657,116
  shares outstanding........................   $     17,657
Paid-in surplus.............................    224,927,459
Accumulated net investment loss.............       (365,158)
Accumulated undistributed net realized gain
  on investments............................      7,888,727
Unrealized appreciation of investments......      9,348,099
Unrealized depreciation of futures contracts
  ++........................................         (5,161)
                                               ------------
Net assets..................................   $241,811,623
                                               ============

Class A
  Net asset value per share
    ($152,991,049 / 11,115,171 shares outstanding)
    (125,000,000 shares authorized)................  $13.76
                                                     ======
  Maximum offering price per share
    ($13.76 / 94.5%)...............................  $14.56
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($34,677,957 / 2,554,553 shares
    outstanding) (75,000,000 shares authorized)....  $13.57
                                                     ======
Class C
  Net asset value per share
    ($53,652,604 / 3,952,147 shares outstanding)
    (50,000,000 shares authorized).................  $13.58
                                                     ======
  Maximum offering price per share ( $13.58 / 99.0%
    )..............................................  $13.72
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($490,013 / 35,245 shares
    outstanding) (50,000,000 shares authorized)....  $13.90
                                                     ======

* Non-income producing during the period.

++ The Fund had 6 Standard & Poor's 500 September 2000 Futures contracts open as of June 30, 2000. These contracts had a value of $2,202,150 as of June 30, 2000 and were collateralized by $112,500 of cash.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DIVIDEND AND GROWTH FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- 95.8%
              AEROSPACE & DEFENSE -- 4.2%
     56,600   Honeywell International,
               Inc. .........................   $  1,906,713
    282,000   United Technologies Corp. .....     16,602,750
                                                ------------
                                                  18,509,463
                                                ------------
              CHEMICALS -- 3.8%
     23,200   Akzo Nobel N.V. ADR............        975,850
     67,764   du Pont (E.I.) de Nemours &
               Co............................      2,964,675
     15,400   Eastman Chemical Co. ..........        735,350
    193,580   Pharmacia Corp. ...............     10,005,666
     15,600   PPG Industries, Inc. ..........        691,275
     32,900   Rohm & Haas Co. ...............      1,135,050
                                                ------------
                                                  16,507,866
                                                ------------
              COMMUNICATIONS -- 10.0%
    382,950   AT&T Corp. ....................     12,110,793
     67,700   Broadwing, Inc. ...............      1,755,969
    108,100   Lucent Technologies, Inc. .....      6,404,925
    109,350   SBC Communications, Inc. ......      4,729,388
     54,800   US West, Inc. .................      4,699,100
    279,834   Verizon Communications ........     14,219,065
                                                ------------
                                                  43,919,240
                                                ------------
              COMPUTERS & OFFICE
               EQUIPMENT -- 1.1%
     20,600   International Business Machines
               Corp..........................      2,256,988
     32,000   Minnesota Mining &
               Manufacturing Co..............      2,640,000
                                                ------------
                                                   4,896,988
                                                ------------
              CONSUMER DURABLES -- 2.6%
     42,700   Corning, Inc. .................     11,523,663
                                                ------------
              CONSUMER NON-DURABLES -- 3.6%
     60,200   Cardinal Health, Inc. .........      4,454,800
     48,000   Clorox Co. (The)...............      2,151,000
     18,600   Eastman Kodak Co. .............      1,106,700
     62,400   Gillette Co. (The).............      2,180,100
    107,500   Procter & Gamble Co. (The).....      6,154,375
                                                ------------
                                                  16,046,975
                                                ------------
              DRUGS -- 6.9%
     80,000   Abbott Laboratories............      3,565,000
    100,900   American Home Products
               Corp. ........................      5,927,875
    130,200   AstraZeneca Group PLC ADR......      6,054,300
     57,300   Bristol-Myers Squibb Co. ......      3,337,725
     56,100   Eli Lilly & Co. ...............      5,602,988
     78,800   Merck & Co., Inc. .............      6,038,050
                                                ------------
                                                  30,525,938
                                                ------------
              ELECTRICAL EQUIPMENT -- 0.2%
     21,700   White Electronic Designs
               Corp. ........................        957,513
                                                ------------
              ELECTRONICS -- 5.4%
     41,100   Eaton Corp. ...................      2,753,700
    319,200   General Electric Co. ..........     16,917,600
     29,200   Intel Corp. ...................      3,903,675
                                                ------------
                                                  23,574,975
                                                ------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              ENERGY & SERVICES -- 10.4%
     67,700   Ashland, Inc. .................   $  2,373,731
    126,696   Conoco, Inc., Class B..........      3,111,971
     59,200   Enron Corp. ...................      3,818,400
    201,260   Exxon Mobil Corp. .............     15,798,910
    567,700   Repsol YPF S.A. ADR............     11,247,556
    399,600   Suncor Energy, Inc. ...........      9,315,675
                                                ------------
                                                  45,666,243
                                                ------------
              FINANCIAL SERVICES -- 17.2%
    129,800   Associates First Capital Corp.,
               Class A.......................      2,896,162
     30,400   CIGNA Corp. ...................      2,842,400
    213,625   Citigroup, Inc. ...............     12,870,905
     86,400   Fannie Mae.....................      4,509,000
     86,900   Marsh & McLennan Cos., Inc. ...      9,075,619
     55,300   MBIA, Inc. ....................      2,664,769
     66,000   Merrill Lynch & Co., Inc. .....      7,590,000
     26,600   Morgan Stanley Dean Witter &
               Co. ..........................      2,214,450
     21,600   National Commerce
               Bancorporation................        346,950
    206,600   Pacific Century Financial
               Corp. ........................      3,021,525
    200,300   People's Bank..................      3,680,511
    360,100   U.S. Bancorp...................      6,931,925
     76,800   UnionBanCal Corp. .............      1,425,600
    143,100   Wachovia Corp. ................      7,763,175
    176,300   Washington Mutual, Inc. .......      5,090,663
     52,900   XL Capital Ltd., Class A.......      2,863,213
                                                ------------
                                                  75,786,867
                                                ------------
              FOOD, BEVERAGE & TOBACCO -- 7.2%
     36,600   Coca-Cola Co. (The)............      2,102,212
    263,000   McCormick & Co., Inc...........      8,547,500
    136,200   PepsiCo, Inc...................      6,052,388
    145,200   Philip Morris Co., Inc.........      3,856,875
     70,700   Reynolds (R.J) Tobacco
               Holdings, Inc.................      1,975,180
    471,600   Sara Lee Corp..................      9,107,775
                                                ------------
                                                  31,641,930
                                                ------------
              FOREST & PAPER PRODUCTS -- 2.6%
    119,600   Abitibi-Consolidated, Inc......      1,121,250
    104,200   Kimberly-Clark Corp............      5,978,475
     49,600   Temple-Inland, Inc.............      2,083,200
     53,000   Weyerhaeuser Co................      2,279,000
                                                ------------
                                                  11,461,925
                                                ------------
              HOTELS & GAMING -- 0.3%
     35,600   Starwood Hotels & Resorts
               Worldwide, Inc................      1,159,225
                                                ------------
              MACHINERY -- 0.4%
     51,500   Caterpillar, Inc...............      1,744,563
     16,100   CNH Global N.V.................        148,925
                                                ------------
                                                   1,893,488
                                                ------------
              MEDIA & ENTERTAINMENT -- 1.8%
     91,400   Gannett Co., Inc...............      5,466,863
     42,800   Knight-Ridder, Inc.............      2,276,425
                                                ------------
                                                   7,743,288
                                                ------------

 THE HARTFORD DIVIDEND AND GROWTH FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              MEDICAL INSTRUMENTS &
               SUPPLIES -- 1.8%
    112,300   Baxter International, Inc......   $  7,896,094
                                                ------------
              METALS, MINERALS & MINING -- 0.8%
    126,000   Alcoa, Inc.....................      3,654,000
                                                ------------
              REAL ESTATE -- 2.5%
    108,200   Archstone Communities Trust
               (REIT)........................      2,278,962
     91,400   Equity Office Properties Trust
               (REIT)........................      2,519,213
     56,400   Kimco Realty Corp. (REIT)......      2,312,400
     97,600   Liberty Property Trust
               (REIT)........................      2,531,500
     34,100   Spieker Properties, Inc.
               (REIT)........................      1,568,600
                                                ------------
                                                  11,210,675
                                                ------------
              RETAIL -- 2.8%
    131,400   Family Dollar Stores, Inc. ....      2,570,512
    407,250   Intimate Brands, Inc., Class
               A.............................      8,043,188
     67,450   May Department Stores Co. .....      1,618,800
                                                ------------
                                                  12,232,500
                                                ------------
              SOFTWARE & SERVICES -- 1.7%
     84,700   Electronic Data Systems
               Corp. ........................      3,493,875
     81,300   First Data Corp. ..............      4,034,513
       *901   Microsoft Corp. ...............         72,080
                                                ------------
                                                   7,600,468
                                                ------------
              TRANSPORTATION -- 1.9%
     85,500   Ford Motor Co. ................      3,676,500
     91,900   Genuine Parts Co. .............      1,838,000
     26,100   TRW, Inc. .....................      1,132,087
     72,500   USFreightways Corp. ...........      1,780,780
    *11,195   Visteon Corp. .................        135,737
                                                ------------
                                                   8,563,104
                                                ------------
              UTILITIES -- 6.6%
     39,200   Dominion Resources, Inc. ......      1,680,700
    105,100   DQE, Inc. .....................      4,151,450
     36,500   Duke Energy Corp. .............      2,057,687
     32,200   Edison International...........        660,100
    104,200   El Paso Energy Corp. ..........      5,307,688
     93,000   Endesa S.A. ADR................      1,813,500
     59,500   Montana Power Co. (The)........      2,101,094
     71,300   PECO Energy Co. ...............      2,874,281
    112,000   Pinnacle West Capital Corp. ...      3,794,000
     97,300   Unicom Corp. ..................      3,764,294
     32,200   UtiliCorp United, Inc. ........        639,975
                                                ------------
                                                  28,844,769
                                                ------------
              Total common stocks............   $421,817,197
                                                ============
CONVERTIBLE PREFERRED STOCKS -- 1.1%
              COMMUNICATIONS -- 0.5%
 @1,200,000   American Tower Corp.
              6.25% due 10/15/09.............   $  2,209,500
                                                ------------
              MEDIA & ENTERTAINMENT -- 0.6%
     21,800   Tribune Co.
              2.00% due 05/15/29.............      2,512,450
                                                ------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              UTILITIES -- 0.1%
      7,400   Texas Utilities Co.
              9.25% due 08/16/02.............   $    287,675
                                                ------------
              Total convertible preferred
               stocks........................   $  5,009,625
                                                ============
EQUITY LINKED NOTES -- 0.6%
              FINANCIAL SERVICES -- 0.6%
     20,000   Salomon Smith Barney Holdings,
               Inc. (ELKS) 3.25% due
               10/06/00......................   $  2,634,200
                                                ------------
              Total equity linked notes......   $  2,634,200
                                                ============

 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 4.0%
              REPURCHASE AGREEMENT -- 4.0%
$17,387,000   Interest in $2,066,447,000
               joint repurchase agreement
               dated 06/30/00 with State
               Street Bank, 6.598% due
               07/03/00; maturity amount
               $17,396,560 (Collateralized
               by $125,835,832 U.S. Treasury
               Notes 5.50% - 7.875% due
               08/31/01 - 11/15/04,
               $1,943,730,718 U.S. Treasury
               Bonds 5.25% - 10.625% due
               08/15/15 - 02/15/29)..........   $ 17,387,000
                                                ------------
              Total short-term securities....   $ 17,387,000
                                                ============

DIVERSIFICATION OF NET ASSETS:
Total common stocks
  (cost $409,973,407)...............    95.8%  $421,817,197
Total convertible preferred stocks
  (cost $4,895,950).................     1.1      5,009,625
Total equity linked securities (cost
  $1,909,100).......................     0.6      2,634,200
Total short-term securities (cost
  $17,387,000)......................     4.0     17,387,000
                                       -----   ------------
Total investment in securities
  (total cost $434,165,457).........   101.5    446,848,022
Cash, receivables and other
  assets............................     1.3      5,537,685
Securities lending collateral.......             13,308,400
Payable for securities purchased....    (2.6)   (11,398,109)
Payable for fund shares redeemed....    (0.1)      (589,180)
Dividend payable....................    (0.0)           (50)
Securities lending collateral
  payable to brokers................            (13,308,400)
Other liabilities...................    (0.1)      (226,181)
                                       -----   ------------
Net assets..........................   100.0%  $440,172,187
                                       =====   ============

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 26,924,797
  shares outstanding........................   $     26,925
Paid-in surplus.............................    414,406,132
Accumulated undistributed net investment
  income....................................        138,720
Accumulated undistributed net realized gain
  on investments............................     12,839,256
Unrealized appreciation of investments......     12,761,214
Unrealized depreciation of other assets and
  liabilities in foreign currencies.........            (60)
                                               ------------
Net assets..................................   $440,172,187
                                               ============

Class A
  Net asset value per share ($253,582,582 /
    15,457,688 shares outstanding) (125,000,000
    shares authorized).............................  $16.40
                                                     ======
  Maximum offering price per share ($16.40 /
    94.5%).........................................  $17.36
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($111,480,994 / 6,861,039
    shares outstanding) (75,000,000 shares
    authorized)....................................  $16.25
                                                     ======
Class C
  Net asset value per share ($53,924,284 /
    3,324,594 shares outstanding) (50,000,000
    shares authorized).............................  $16.22
                                                     ======
  Maximum offering price per share ($16.22 /
    99.0%).........................................  $16.38
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ( $21,184,327 / 1,281,476
    shares outstanding) (50,000,000 shares
    authorized)....................................  $16.53
                                                     ======

 * Non-income producing during the period.
@ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally by qualified institutional buyers. As of June 30, 2000, the market value of these securities amounted to $2,209,500 or 0.5% of net assets.

 THE HARTFORD ADVISERS FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
COMMON STOCKS -- 60.6%
              AEROSPACE & DEFENSE -- 1.2%
   *110,600   General Motors, Class H......   $    9,705,150
    209,600   United Technologies Corp. ...       12,340,200
                                              --------------
                                                  22,045,350
                                              --------------
              BUSINESS SERVICES -- 0.1%
    123,750   ServiceMaster Co. (The)......        1,407,655
                                              --------------
              CHEMICALS -- 1.9%
    300,000   Dow Chemical Co. (The).......        9,056,250
    330,100   Pharmacia Corp. .............       17,062,044
    227,900   Praxair, Inc. ...............        8,532,006
                                              --------------
                                                  34,650,300
                                              --------------
              COMMUNICATIONS -- 8.0%
   *160,000   American Tower Corp.,
               Class A.....................        6,670,000
    362,050   AT&T Corp. ..................       11,449,831
   *308,300   Global Crossing Ltd. ........        8,112,144
    344,500   Lucent Technologies, Inc. ...       20,411,625
     98,900   Motorola, Inc. ..............        2,874,281
    400,000   Nokia Corp. ADR..............       19,975,000
    285,000   Nortel Networks Holdings
               Corp. ......................       19,451,250
    452,900   SBC Communications, Inc. ....       19,587,925
   *100,000   Tellabs, Inc. ...............        6,843,750
    180,000   Verizon Communications.......        9,146,250
   *549,267   Worldcom, Inc. ..............       25,197,624
                                              --------------
                                                 149,719,680
                                              --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 6.2%
   *617,000   Cisco Systems, Inc. .........       39,218,062
   *250,000   Dell Computer Corp. .........       12,328,125
   *179,600   EMC Corp. ...................       13,817,975
    100,000   Hewlett-Packard Co. .........       12,487,500
    189,400   International Business
               Machines Corp. .............       20,751,137
   *427,700   Solectron Corp. .............       17,909,938
                                              --------------
                                                 116,512,737
                                              --------------
              CONSUMER NON-DURABLES -- 3.7%
    230,000   Cardinal Health, Inc. .......       17,020,000
    330,000   Gillette Co. (The)...........       11,529,375
    229,200   Procter & Gamble Co. (The)...       13,121,700
   *408,900   Safeway, Inc. ...............       18,451,613
    200,000   Tyco International Ltd. .....        9,475,000
                                              --------------
                                                  69,597,688
                                              --------------
              DRUGS -- 4.5%
    320,000   Abbott Laboratories..........       14,260,000
    366,200   American Home Products
               Corp. ......................       21,514,250
    160,000   Bristol-Myers Squibb Co. ....        9,320,000
    *50,000   Immunex Corp. ...............        2,471,875
    220,800   Merck & Co., Inc. ...........       16,918,800
    418,200   Pfizer, Inc. ................       20,073,600
                                              --------------
                                                  84,558,525
                                              --------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
              ELECTRICAL EQUIPMENT -- 0.7%
   *188,800   Teradyne, Inc. ..............   $   13,876,800
                                              --------------
              ELECTRONICS -- 5.5%
    *13,600   Broadcom Corp., Class A......        2,977,550
    650,700   General Electric Co. ........       34,487,100
    277,500   Intel Corp. .................       37,098,281
   *151,000   Micron Technology, Inc. .....       13,297,438
    182,000   Texas Instruments, Inc. .....       12,501,125
    *40,000   Vitesse Semiconductor
               Corp. ......................        2,942,500
                                              --------------
                                                 103,303,994
                                              --------------
              ENERGY & SERVICES -- 3.5%
    340,500   Exxon Mobil Corp. ...........       26,729,250
    200,000   Royal Dutch Petroleum Co. ...       12,312,500
    148,300   Schlumberger Ltd. ...........       11,066,888
    274,700   Texaco, Inc. ................       14,627,775
                                              --------------
                                                  64,736,413
                                              --------------
              FINANCIAL SERVICES -- 7.5%
    132,187   American International Group,
               Inc. .......................       15,531,973
    702,800   Associates First Capital
               Corp., Class A..............       15,681,225
    342,875   Citigroup, Inc. .............       20,658,218
    320,000   Fleet Boston Financial
               Corp. ......................       10,880,000
    320,000   Franklin Resources, Inc. ....        9,720,000
    130,000   Goldman Sachs Group, Inc.
               (The).......................       12,333,750
    229,300   Marsh & McLennan Cos.,
               Inc. .......................       23,947,519
    120,700   Merrill Lynch & Co., Inc. ...       13,880,500
    170,000   State Street Corp. ..........       18,030,625
                                              --------------
                                                 140,663,810
                                              --------------
              FOOD, BEVERAGE & TOBACCO -- 1.7%
    200,000   Coca-Cola Co. (The)..........       11,487,500
    438,900   PepsiCo, Inc. ...............       19,503,619
                                              --------------
                                                  30,991,119
                                              --------------
              FOREST & PAPER
               PRODUCTS -- 1.2%
    200,000   Kimberly-Clark Corp. ........       11,475,000
    260,000   Weyerhaeuser Co. ............       11,180,000
                                              --------------
                                                  22,655,000
                                              --------------
              MACHINERY -- 0.5%
    250,000   Caterpillar, Inc. ...........        8,468,750
                                              --------------
              MEDIA & ENTERTAINMENT -- 2.6%
   *520,000   AT&T -- Liberty Media Group,
               Class A.....................       12,610,000
    340,000   Gannett Co., Inc. ...........       20,336,250
   *238,700   Viacom, Inc., Class B........       16,276,356
                                              --------------
                                                  49,222,606
                                              --------------
              MEDICAL INSTRUMENTS &
              SUPPLIES -- 1.3%
    190,000   Guidant Corp. ...............        9,405,000
    140,000   Johnson & Johnson Co. .......       14,262,500
                                              --------------
                                                  23,667,500
                                              --------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
COMMON STOCKS -- (CONTINUED)
              METALS, MINERALS & MINING -- 1.1%
    380,400   Alcoa, Inc. .................   $   11,031,600
    180,000   Illinois Tool Works, Inc. ...       10,260,000
                                              --------------
                                                  21,291,600
                                              --------------
              RETAIL -- 3.6%
    303,300   CVS Corp. ...................       12,132,000
    291,000   Home Depot, Inc. (The).......       14,531,812
    635,000   McDonald's Corp. ............       20,915,313
    342,200   Wal-Mart Stores, Inc. .......       19,719,275
                                              --------------
                                                  67,298,400
                                              --------------
              SOFTWARE & SERVICES -- 5.8%
    *59,200   3Com Corp. ..................        3,411,400
   *280,000   America Online, Inc. ........       14,770,000
    250,000   Automatic Data Processing,
               Inc. .......................       13,390,625
   *192,000   China Unicom Ltd. ADR........        4,080,000
   *130,000   Computer Sciences Corp. .....        9,709,375
    161,900   Electronic Data Systems
               Corp. ......................        6,678,375
   *569,000   Microsoft Corp. .............       45,520,000
    *67,250   VeriSign, Inc. ..............       11,869,625
                                              --------------
                                                 109,429,400
                                              --------------
              Total common stocks..........   $1,134,097,327
                                              ==============
 PRINCIPAL
  AMOUNT
-----------
CORPORATE NOTES -- 11.1%
              CHEMICALS -- 0.3%
$   500,000   ICI Wilmington, Inc.
               6.95% due 09/15/04..........   $      482,133
  1,000,000   Praxair Inc.
               6.15% due 04/15/03..........          960,465
  4,000,000   Rohm & Haas Co.
               7.40% due 07/15/09..........        3,977,724
                                              --------------
                                                   5,420,322
                                              --------------
              COMMUNICATIONS -- 0.1%
  3,000,000   AT&T Corp.
               6.50% due 03/15/29..........        2,512,527
                                              --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 0.4%
  5,000,000   Hewlett-Packard Co.
               7.15% due 06/15/05..........        5,018,210
  2,000,000   Pitney Bowes, Inc.
               5.50% due 04/15/04..........        1,908,418
                                              --------------
                                                   6,926,628
                                              --------------
              CONSUMER NON-DURABLES -- 0.5%
  2,500,000   Alberto Culver Co.
               8.25% due 11/01/05..........        2,520,545
  2,000,000   Colgate-Palmolive Co.
               5.58% due 11/06/08..........        1,804,698
  4,000,000   Tosco Corp.
               9.625% due 03/15/02.........        4,138,116
                                              --------------
                                                   8,463,359
                                              --------------

 PRINCIPAL                                        MARKET
  AMOUNT                                          VALUE
-----------                                   --------------
              DRUGS -- 0.1%
$ 2,000,000   American Home Products Corp.
               7.25% due 03/01/23..........   $    1,907,080
                                              --------------
              ELECTRICAL EQUIPMENT -- 0.1%
  2,000,000   Danaher Corp.
               6.00% due 10/15/08..........        1,799,924
                                              --------------
              ELECTRONICS -- 0.4%
  5,000,000   Eaton Corp.
               6.95% due 11/15/04..........        4,857,305
  2,000,000   Motorola, Inc.
               7.60% due 01/01/07..........        2,045,604
                                              --------------
                                                   6,902,909
                                              --------------
              ENERGY & SERVICES -- 0.1%
  1,150,000   Northern Border Pipeline
               7.75% due 09/01/09..........        1,104,176
                                              --------------
              FINANCIAL SERVICES -- 5.5%
  3,000,000   ACE INA Holdings
               8.30% due 08/15/06..........        3,021,612
  2,000,000   Allmerica Financial Corp.
               7.625% due 10/15/25.........        1,741,232
  1,900,000   Allstate Corp. (The)
               6.75% due 06/15/03..........        1,859,006
  2,000,000   Allstate Corp. (The)
               6.75% due 05/15/18..........        1,724,084
  1,420,000   Amerus Life Holdings
               6.95% due 06/15/05..........        1,299,331
  3,000,000   Apache Finance Property Ltd.
               7.00% due 03/15/09..........        2,850,351
  2,000,000   Associates Corp. of North
               America
               6.00% due 07/15/05..........        1,857,574
  3,000,000   Bank One Corp.
               6.875% due 08/01/06.........        2,874,987
    500,000   BankAmerica Corp.
               7.875% due 12/01/02.........          504,671
  2,000,000   Bayerische Landesbank
               Girozentrale (NY)
               5.65% due 02/01/09..........        1,764,230
  1,000,000   CIGNA Corp.
               6.375% due 01/15/06.........          920,280
  1,260,000   CIGNA Corp.
               7.40% due 05/15/07..........        1,198,205
 @2,370,000   Developement Bank of
               Singapore
               7.875% due 08/10/09.........        2,351,284
  2,000,000   Equitable Cos., Inc.
               7.00% due 04/01/28..........        1,754,126
 20,000,000   Fannie Mae
               7.25% due 01/15/10..........       20,163,280
 10,000,000   Financing Corp.
               9.80% due 04/06/18..........       12,576,030
    500,000   Finova Capital Corp.
               6.39% due 10/08/02..........          439,494
  1,000,000   First Union National Bank
               5.80% due 12/01/08..........          855,913
  1,000,000   Fleet Financial Group, Inc.
               6.875% due 01/15/28.........          852,501

 THE HARTFORD ADVISERS FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                        MARKET
  AMOUNT                                          VALUE
-----------                                   --------------
CORPORATE NOTES -- (CONTINUED)
              FINANCIAL
               SERVICES -- (CONTINUED)
$   500,000   Heller Financial, Inc.
               6.382% due 11/10/00.........   $      498,855
 @2,000,000   Jackson National Life
               Insurance Co.
               8.15% due 03/15/27..........        1,848,294
 @2,000,000   John Hancock
               7.375% due 02/15/24.........        1,819,848
  2,755,000   Key Bank N.A.
               5.80% due 04/01/04..........        2,607,594
  1,000,000   Liberty Financial Co.
               6.75% due 11/15/08..........          913,088
 @5,000,000   Liberty Mutual Insurance
               8.20% due 05/04/07..........        4,915,715
  1,000,000   MBIA, Inc.
               7.00% due 12/15/25..........          870,095
  1,000,000   Nationsbank Corp.
               7.80% due 09/15/16..........          969,379
 @2,000,000   New England Mutual Life
               Insurance
               7.875% due 02/15/24.........        1,963,832
 @2,000,000   Prudential Funding Corp.
               6.75% due 09/15/23..........        1,699,034
  2,055,000   Sprint Capital Corp.
               6.125% due 11/15/08.........        1,831,056
  2,000,000   Torchmark Corp.
               8.25% due 08/15/09..........        2,015,338
  2,000,000   Toyota Motor Credit Corp.
               5.50% due 12/15/08..........        1,760,075
  2,000,000   Transamerica Financial Corp.
               6.125% due 11/01/01.........        1,967,730
  4,000,000   TXU Eastern Funding Co.
               6.45% due 05/15/05..........        3,729,420
 @5,000,000   USAA Capital Corp.
               6.90% due 11/01/02..........        4,931,320
  3,000,000   Wachovia Corp.
               5.625% due 12/15/08.........        2,587,650
  5,000,000   Wells Fargo & Co.
               6.50% due 09/03/02..........        4,928,450
                                              --------------
                                                 102,464,964
                                              --------------
              FOOD, BEVERAGE & TOBACCO -- 0.4%
  2,000,000   Archer-Daniels-Midland Co.
               8.125% due 06/01/12.........        2,060,456
  2,000,000   Hershey Foods Corp.
               7.20% due 08/15/27..........        1,885,274
  3,000,000   Whitman Corp.
               6.375% due 05/01/09.........        2,760,720
                                              --------------
                                                   6,706,450
                                              --------------
              HEALTH SERVICES -- 0.1%
  1,000,000   United Healthcare Corp.
               6.60% due 12/01/03..........          954,220
                                              --------------
              MACHINERY -- 0.1%
  2,000,000   Parker Hannifin Corp.
               5.65% due 09/15/03..........        1,904,894
                                              --------------

 PRINCIPAL                                        MARKET
  AMOUNT                                          VALUE
-----------                                   --------------
              MEDIA & ENTERTAINMENT -- 0.3%
$ 2,000,000   Rockwell International Corp.
               6.70% due 01/15/28..........   $    1,754,678
    500,000   Scripps (E.W.) Co. (The)
               6.375% due 10/15/02.........          493,661
  3,000,000   Washington Post Co. (The)
               5.50% due 02/15/09..........        2,693,220
                                              --------------
                                                   4,941,559
                                              --------------
              MEDICAL INSTRUMENTS &
               SUPPLIES -- 0.1%
  2,000,000   Becton, Dickinson & Co.
               6.70% due 08/01/28..........        1,751,454
                                              --------------
              METALS, MINERALS & MINING -- 0.3%
  2,000,000   Alcan Aluminum Ltd.
               7.25% due 11/01/28..........        1,893,362
  4,000,000   Vulcan Materials Co.
               5.75% due 04/01/04..........        3,834,776
                                              --------------
                                                   5,728,138
                                              --------------
              RETAIL -- 1.0%
  4,000,000   Albertson's, Inc.
               6.55% due 08/01/04..........        3,866,204
  1,345,000   Dayton Hudson Corp.
               5.875% due 11/01/08.........        1,192,712
  2,000,000   Gap, Inc. (The)
               6.90% due 09/15/07..........        1,932,906
  5,000,000   Home Depot, Inc. (The)
               6.50% due 09/15/04..........        4,953,215
  6,000,000   Wal-Mart Stores, Inc.
               6.875% due 08/10/09.........        5,867,160
                                              --------------
                                                  17,812,197
                                              --------------
              SOFTWARE & SERVICES -- 0.0%
  1,000,000   Computer Associates
               International, Inc.
               6.50% due 04/15/08..........          901,638
                                              --------------
              TRANSPORTATION -- 0.8%
  6,000,000   Burlington Northern Santa Fe
               Corp.
               7.875% due 04/15/07.........        6,070,410
  5,000,000   DaimlerChrysler North America
               Holding Corp.
               7.125% due 04/10/03.........        4,976,310
  3,000,000   Ford Motor Co.
               6.625% due 10/01/28.........        2,532,426
  2,000,000   General Motors Corp.
               6.75% due 05/01/28..........        1,736,294
                                              --------------
                                                  15,315,440
                                              --------------
              UTILITIES -- 0.8%
  4,000,000   Alabama Power Co.
               7.125% due 08/15/04.........        3,964,476
  4,000,000   Duke Energy Corp.
               5.375% due 01/01/09.........        3,465,456

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                        MARKET
  AMOUNT                                          VALUE
-----------                                   --------------
CORPORATE NOTES -- (CONTINUED)
              UTILITIES -- (CONTINUED)
$ 3,000,000   Monsanto Co.
               6.85% due 12/01/28..........   $    2,654,709
  4,000,000   National Fuel & Gas
               6.00% due 03/01/09..........        3,535,824
  1,000,000   New York Telephone
               6.00% due 04/15/08..........          892,728
    500,000   Williams Cos., Inc. (The)
               6.50% due 11/15/02..........          490,919
                                              --------------
                                                  15,004,112
                                              --------------
              Total corporate notes........   $  208,521,991
                                              ==============
U.S. TREASURIES & FEDERAL AGENCIES -- 22.1%
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 3.2%
 28,307,841   6.00% due
               06/15/28 - 01/15/29.........   $   26,071,070
 34,450,170   6.50% due
               04/15/26 - 06/15/29.........       32,695,688
  1,018,784   7.00% due
               07/15/23 - 04/15/26.........          993,157
                                              --------------
                                                  59,759,915
                                              --------------
              U.S. TREASURY BONDS -- 15.0%
  9,500,000   4.625% due 12/31/00..........        9,413,911
 21,000,000   5.25% due 05/31/01...........       20,770,323
 30,000,000   5.75% due 04/30/03...........       29,540,640
 14,750,000   5.875 due 11/15/05...........       14,496,492
100,000,000   6.25% due 08/15/23...........      100,625,000
 24,550,000   6.375% due 08/15/02..........       24,511,653
 21,000,000   6.50% due 08/15/05...........       21,223,125
 58,250,000   7.50% due 11/15/01 -
               02/15/05....................       59,211,979
                                              --------------
                                                 279,793,123
                                              --------------
              U.S. TREASURY NOTES -- 3.9%
 16,300,000   4.875% due 03/31/01..........       16,101,352
 33,000,000   5.75% due 06/30/01...........       32,762,829
 25,000,000   5.875% due 11/30/01..........       24,781,250
                                              --------------
                                                  73,645,431
                                              --------------
              Total U.S. treasuries &
               federal agencies............   $  413,198,469
                                              ==============
SHORT-TERM SECURITIES -- 5.2%
              REPURCHASE AGREEMENT -- 5.2%
 97,119,000   Interest in $2,066,447,000
               joint repurchase agreement
               dated 06/30/00 with State
               Street Bank, 6.598% due
               07/03/00; maturity amount
               $97,172,400 (Collateralized
               by $125,835,832 U.S.
               Treasury Notes 5.50% -
               7.875% due 08/31/01 -
               11/15/04, $1,943,730,718
               U.S. Treasury Bonds
               5.25% - 10.625% due
               08/15/15 - 02/15/29)........   $   97,119,000
                                              --------------
              Total short-term
               securities..................   $   97,119,000
                                              ==============


DIVERSIFICATION OF NET ASSETS
Total common stocks (cost
  $1,002,108,398)..................    60.6%  $1,134,097,327
Total corporate notes (cost
  $220,478,597)....................    11.4      208,521,991
Total U.S. treasuries & federal
  agencies (cost $417,762,935).....    22.1      413,198,469
Total short-term securities (cost
  $97,119,000).....................     5.2       97,119,000
                                              --------------
Total investment in securities
  (total cost $1,737,468,930)......    99.3    1,852,936,787
Cash, receivables and other
  assets...........................     1.0       20,647,312
Securities lending collateral......               61,621,750
Payable for fund shares redeemed...    (0.2)      (2,318,147)
Securities lending collateral
  payable to brokers...............              (61,621,750)
Other liabilities..................    (0.1)        (570,156)
                                      -----   --------------
Net assets.........................   100.0%  $1,870,695,796
                                      =====   ==============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  400,000,000 shares authorized;
  109,994,538 shares outstanding..........   $      109,995
Paid-in surplus...........................    1,701,267,040
Accumulated undistributed net investment
  income..................................          525,140
Accumulated undistributed net realized
  gain on investments.....................       53,325,764
Unrealized appreciation of investments....      115,467,857
                                             --------------
Net assets................................   $1,870,695,796
                                             ==============

Class A
  Net asset value per share
    ($806,699,930 / 47,296,171 shares outstanding)
    (175,000,000 shares authorized)................  $17.06
                                                     ======
  Maximum offering price per share
    ($17.06 / 94.5%)...............................  $18.05
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($605,615,819 / 35,845,288
    shares outstanding) (75,000,000 shares
    authorized)....................................  $16.90
                                                     ======
Class C
  Net asset value per share
    ($392,492,622 / 23,024,807 shares outstanding)
    (50,000,000 shares authorized).................  $17.05
                                                     ======
  Maximum offering price per share
    ($17.05 / 99.0%)...............................  $17.22
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($65,887,425 / 3,828,272 shares
    outstanding) (100,000,000 shares authorized)...  $17.21
                                                     ======

 * Non-income producing during the period.

@Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally by qualified institutional buyers. As of June 30, 2000, the market value of these securities amounted to $19,529,327 or 1.0% of net assets.

 THE HARTFORD HIGH YIELD FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
COLLATERALIZED MORTGAGE OBLIGATION -- 0.2%
$    100,000   DLJ Commercial Mortgage Corp.,
                Series 1998-CF1, Class B2
                7.33% due 01/15/10............   $    88,721
                                                 ===========
CORPORATE NOTES -- 86.0%
               APPAREL & TEXTILE -- 0.3%
     130,000   Levi Straus & Co.
                7.00% due 11/01/06............        98,800
                                                 -----------
               CHEMICALS -- 4.6%
     225,000   ARCO Chemical Co.
                9.80% due 02/01/20............       207,955
     350,000   Equistar Chemicals L.P.
                8.50% due 02/15/04............       344,820
     100,000   General Chemical Industrial
                Products, Inc.
                10.625% due 05/01/09..........        87,000
     170,000   Georgia Gulf Corp.
                7.625% due 11/15/05...........       162,779
      20,000   Georgia Gulf Corp.
                10.375% due 11/01/07..........        20,800
    @300,000   Huntsman Corp.
                9.50% due 07/01/07............       273,000
    @200,000   Huntsman Corp.
                13.00% due 06/01/10...........       206,000
     390,000   Huntsman ICI Chemicals LLC
                10.125% due 07/01/09..........       392,926
      50,000   Lyondell Chemical Co.
                9.625% due 05/01/07...........        49,250
                                                 -----------
                                                   1,744,530
                                                 -----------
               COMMUNICATIONS -- 13.5%
     200,000   Centennial Communications
                10.75% due 12/15/08...........       194,250
       7,000   Global Crossing Holdings Ltd.
                9.50% due 11/15/09............         6,754
     575,000   Global Crossing Holdings Ltd.
                9.625% due 05/15/08...........       557,750
    @625,000   Level 3 Communications
                11.25% 03/15/10...............       560,633
     250,000   Loral Space & Communications
                Ltd.
                9.50% due 01/15/06............       181,250
     100,000   McLeodUSA, Inc.
                8.125% due 02/15/09...........        90,250
     100,000   McLeodUSA, Inc.
                9.25% due 07/15/07............        96,500
     300,000   McLeodUSA, Inc.
                9.50% due 11/01/08............       293,250
     400,000   Metromedia Fiber Network, Inc.
                10.00% due 11/15/08...........       394,000
     500,000   NEXTEL Communications, Inc.
                9.375% due 11/15/09...........       477,500
     300,000   NEXTLINK Communications, Inc.
                10.75% due 11/15/08...........       295,500
     150,000   NEXTLINK Communications, Inc.
                12.50% due 04/15/06...........       156,750

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               COMMUNICATIONS -- (CONTINUED)
$    650,000   Primus Telecommunications
                Group, Inc.
                11.25% due 01/15/09...........   $   507,000
    @250,000   Rhythms Netconnections, Inc.
                14.00% due 02/15/10...........       181,250
     100,000   Teligent, Inc.
                11.50% due 12/01/07...........        77,500
     410,000   Time Warner Telecom, Inc.
                9.75% due 07/15/08............       396,675
     585,000   Williams Communications Group,
                Inc.
                10.875% due 10/01/09..........       571,838
    @100,000   Winstar Communications, Inc.
                12.75% due 04/15/10...........        93,250
                                                 -----------
                                                   5,131,900
                                                 -----------
               CONSTRUCTION -- 1.8%
      50,000   Del Webb Corp.
                9.375% due 05/01/09...........        41,500
      50,000   Del Webb Corp.
                10.25% due 02/15/10...........        43,375
     200,000   Kaufman & Broad Home Corp.
                9.625% due 11/15/06...........       190,500
     100,000   MDC Holdings, Inc.
                8.375% due 02/01/08...........        88,500
     100,000   Newport News Shipbuilding, Inc.
                8.625% due 12/01/06...........        98,500
     125,000   Toll Corp.
                7.75% due 09/15/07............       111,875
     100,000   Toll Corp.
                8.75% due 11/15/06............        95,750
                                                 -----------
                                                     670,000
                                                 -----------
               CONSUMER DURABLES -- 1.9%
     100,000   Federal-Mogul Corp.
                7.375% due 01/15/06...........        72,726
     400,000   Federal-Mogul Corp.
                7.50% due 01/15/09............       274,341
      75,000   Hayes Lemmerz International,
                Inc.
                8.25% due 12/15/08............        63,375
     200,000   HMH Properties, Inc.
                8.45% due 12/01/08............       185,250
     162,000   Owens-Illinois, Inc.
                7.80% due 05/15/18............       131,692
                                                 -----------
                                                     727,384
                                                 -----------
               CONSUMER NON-DURABLES -- 2.6%
     100,000   American Standard Co., Inc.
                7.375% due 04/15/05...........        93,625
     400,000   American Standard Co., Inc.
                7.375% due 02/01/08...........       362,000
     500,000   Polaroid Corp.
                11.50% due 02/15/06...........       520,000
                                                 -----------
                                                     975,625
                                                 -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               CONSUMER SERVICES -- 1.8%
$    300,000   Service Corp. International
                7.875% due 02/01/13...........   $   150,000
     360,000   Service Corp. International
                6.50% due 03/15/08............       183,600
     125,000   Simmons Co.
                10.25% due 03/15/09...........       110,938
     250,000   Six Flags Entertainment Corp.
                8.875% due 04/01/06...........       238,750
                                                 -----------
                                                     683,288
                                                 -----------
               DRUGS -- 1.3%
     540,000   Watson Pharmaceuticals, Inc.
                7.125% due 05/15/08...........       482,217
                                                 -----------
               ELECTRONICS -- 0.9%
    @450,000   Condor Systems, Inc.
                11.875% due 05/01/09..........       217,125
     125,000   Lenfest Communications, Inc.
                10.50% due 06/15/06...........       139,507
                                                 -----------
                                                     356,632
                                                 -----------
               ENERGY & SERVICES -- 12.4%
     150,000   Belco Oil & Gas Corp.
                8.875% due 09/15/07...........       138,750
     100,000   Clark Refining & Marketing,
                Inc.
                8.375% due 11/15/07...........        78,500
      75,000   Clark Refining & Marketing,
                Inc.
                8.625% due 08/15/08...........        58,875
      50,000   CODA Energy, Inc.
                10.50% due 04/01/06...........        50,312
      50,000   Cross Timbers Oil Co.
                8.75% due 11/01/09............        47,500
      50,000   Gulf Canada Resources Ltd.
                8.375% due 11/15/05...........        49,500
     100,000   Gulf Canada Resources Ltd.
                9.625% due 07/01/05...........       101,750
     100,000   Newpark Resources, Inc.
                8.625% due 12/15/07...........        87,250
     103,000   Nuevo Energy Co.
                9.50% due 06/01/08............       101,713
     475,000   Pioneer Natural Resources Co.
                6.50% due 01/15/08............       409,195
    @450,000   Plains Resources, Inc.
                10.25% due 03/15/06...........       453,375
     650,000   Pogo Producing Co.
                10.375% due 02/15/09..........       666,250
     150,000   R&B Falcon Corp.
                6.50% due 04/15/03............       138,750
     100,000   R&B Falcon Corp.
                7.375% due 04/15/18...........        81,000
     525,000   R&B Falcon Corp.
                11.375% due 03/15/09..........       569,625
     425,000   Seagull Energy Corp.
                7.50% due 09/15/27............       352,659
     200,000   Snyder Oil Corp.
                8.75% due 06/15/07............       201,000
     475,000   Tesoro Petroleum Corp.
                9.00% due 07/01/08............       451,250

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               ENERGY &
                SERVICES -- (CONTINUED)
$    400,000   Tuboscope, Inc.
                7.50% due 02/15/08............   $   352,000
     200,000   Valero Energy Corp.
                8.75% due 06/15/30............       207,138
     125,000   Vintage Petroleum, Inc.
                9.75% due 06/30/09............       127,188
                                                 -----------
                                                   4,723,580
                                                 -----------
               FINANCIAL SERVICES -- 1.7%
    @400,000   Dresdner Bank Funding Trust
                8.151% due 06/30/31...........       348,292
      75,000   Interpool, Inc.
                7.35% due 08/01/07............        61,129
     250,000   Sumitomo Bank International
                Finance N.V.
                8.50% due 06/15/09............       252,751
                                                 -----------
                                                     662,172
                                                 -----------
               FOOD, BEVERAGE & TOBACCO -- 1.0%
     400,000   Canandaigua Brands, Inc.
                8.50% due 03/01/09............       364,000
                                                 -----------
               FOREST & PAPER PRODUCTS -- 3.0%
     350,000   Boise Cascade Corp.
                7.35% due 02/01/16............       296,777
     175,000   Container Corp. of America
                11.25% due 05/01/04...........       176,750
     145,000   Domtar, Inc.
                8.75% due 08/01/06............       149,712
     150,000   Stone Container Corp.
                10.75% due 10/01/02...........       152,063
     125,000   Stone Container Corp.
                12.58% due 08/01/16...........       128,750
     250,000   Tembec Industries, Inc.
                8.625% due 06/30/09...........       240,000
                                                 -----------
                                                   1,144,052
                                                 -----------
               HEALTH SERVICES -- 10.1%
     300,000   Columbia/HCA Healthcare Corp.
                7.05% due 12/01/27............       220,842
     250,000   Columbia/HCA Healthcare Corp.
                9.00% due 12/15/14............       238,799
     480,000   HEALTHSOUTH Corp.
                6.875% due 06/15/05...........       411,356
     340,000   HEALTHSOUTH Corp.
                7.00% due 06/15/08............       274,931
     800,000   IASIS Healthcare Corp.
                13.00% due 10/15/09...........       796,000
     600,000   Manor Care, Inc.
                7.50% due 06/15/06............       488,513
     200,000   Owens & Minor, Inc.
                10.875% due 06/01/06..........       205,000
     315,000   Quorum Health Group, Inc.
                8.75% due 11/01/05............       299,250
     200,000   Tenet Healthcare Corp.
                7.625% due 06/01/08...........       183,250
     300,000   Tenet Healthcare Corp.
                8.00% due 01/15/05............       288,000

 THE HARTFORD HIGH YIELD FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               HEALTH SERVICES -- (CONTINUED)
$    100,000   Tenet Healthcare Corp.
                8.625% due 12/01/03...........   $    98,942
     350,000   Universal Health Services, Inc.
                8.75% due 08/15/05............       346,431
                                                 -----------
                                                   3,851,314
                                                 -----------
               HOTELS & GAMING -- 2.6%
      80,000   Harrah's Operating Co., Inc.
                7.875% due 12/15/05...........        75,200
     200,000   MGM Grand, Inc.
                6.875% due 02/06/08...........       179,461
     600,000   Park Place Entertainment
                9.375% due 02/15/07...........       600,000
      25,000   Starwood Hotels & Resorts
                Worldwide, Inc.
                6.75% due 11/15/05............        22,613
     150,000   Starwood Hotels & Resorts
                Worldwide, Inc.
                7.375% due 11/15/15...........       126,388
                                                 -----------
                                                   1,003,662
                                                 -----------
               MACHINERY -- 0.2%
    *955,000   Grove Holdings LLC
                0.00% due 05/01/09............        70,431
                                                 -----------
               MEDIA & ENTERTAINMENT -- 12.3%
     175,000   Adelphia Business Solutions,
                Inc.
                12.00% due 11/01/07...........       164,500
     100,000   Adelphia Communications Corp.
                7.75% due 01/15/09............        84,000
     200,000   Adelphia Communications Corp.
                8.375% due 02/01/08...........       176,750
     500,000   Charter Communications Holdings
                LLC
                8.625% due 04/01/09...........       439,375
     150,000   Comcast Corp.
                10.25% due 10/15/01...........       154,572
     250,000   CSC Holdings, Inc.
                8.125% due 07/15/09...........       243,293
     250,000   CSC Holdings, Inc.
                9.875% due 02/15/13...........       256,250
     250,000   Echostar DBS Corp.
                9.375% due 02/01/09...........       240,000
     375,000   Fox Kids Worldwide, Inc.
                9.25% due 11/01/07............       337,500
     150,000   Fox/Liberty Networks LLC
                8.875% due 08/15/07...........       148,875
     225,000   Hollinger International
                Publishing, Inc.
                9.25% due 02/01/06............       221,906
     300,000   Liberty Media Group
                8.25% due 02/01/30............       275,479
     156,000   News America Holdings
                8.25% due 10/17/96............       139,027
     100,000   PRIMEDIA, Inc.
                7.625% due 04/01/08...........        89,000
     250,000   PRIMEDIA, Inc.
                10.25% due 06/01/04...........       250,000

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               MEDIA & ENTERTAINMENT -- (CONTINUED)
$    195,000   Rogers Cablesystems, Inc.
                10.00% due 12/01/07...........   $   199,388
     242,000   Rogers Cablesystems, Inc.
                10.125% due 09/01/12..........       247,445
     250,000   Telewest Communications PLC
                11.25% due 11/01/08...........       250,000
    *640,000   Telewest Communications PLC
                0.00% 10/01/07................       606,976
     175,000   World Color Press, Inc.
                7.75% due 02/15/09............       162,018
                                                 -----------
                                                   4,686,354
                                                 -----------
               MEDICAL INSTRUMENTS &
                SUPPLIES -- 1.2%
      87,000   Fisher Scientific
                International, Inc.
                9.00% due 02/01/08............        79,605
     415,000   Fisher Scientific
                International, Inc.
                9.00% due 02/01/08............       379,725
                                                 -----------
                                                     459,330
                                                 -----------
               METALS, MINERALS & MINING -- 4.0%
     300,000   AK Steel Corp.
                7.875% due 02/15/09...........       266,250
     100,000   Bethlehem Steel Corp.
                7.625% due 08/01/04...........        90,526
     600,000   Inco Ltd.
                9.60% due 06/15/22............       588,203
     400,000   LTV Corp.
                11.75% due 11/15/09...........       336,000
     100,000   Placer Dome, Inc.
                7.125% due 06/15/07...........        91,518
     170,000   WHX Corp.
                10.50% due 04/15/05...........       132,600
                                                 -----------
                                                   1,505,097
                                                 -----------
               REAL ESTATE -- 0.6%
     150,000   Crescent Real Estate Equities
                Ltd.
                7.00% due 09/15/02............       138,126
     100,000   Trizec Finance Ltd.
                10.875% due 10/15/05..........       100,500
                                                 -----------
                                                     238,626
                                                 -----------
               RESEARCH & TESTING FACILITIES -- 0.7%
     275,000   Sequa Corp.
                9.00% due 08/01/09............       264,000
                                                 -----------
               RETAIL -- 0.6%
     275,000   Duane Reade, Inc.
                9.25% due 02/15/08............       243,375
                                                 -----------
               TRANSPORTATION -- 1.5%
     500,000   Teekay Shipping Corp.
                8.32% due 02/01/08............       460,000
     100,000   United Air Lines, Inc.
                9.125% due 01/15/12...........        95,540
                                                 -----------
                                                     555,540
                                                 -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               UTILITIES -- 5.4%
$    425,000   AES Corp. (The)
                9.50% due 06/01/09............   $   416,500
      75,000   AES Corp. (The)
                10.25% due 07/15/06...........        74,813
     240,000   Allied Waste North American,
                Inc.
                10.00% due 08/01/09...........       200,400
     285,000   Browning-Ferris Industries,
                Inc.
                7.40% due 09/15/35............       198,516
     225,000   CMS Energy Corp.
                6.75% due 01/15/04............       208,302
     150,000   CMS Energy Corp.
                7.50% due 01/15/09............       134,181
     350,000   Cogentrix Energy, Inc.
                8.75% due 10/15/08............       334,688
     125,000   El Paso Electric Co.
                9.40% due 05/01/11............       131,243
     175,000   Waste Management, Inc.
                6.875% due 05/15/09...........       154,231
     265,000   Waste Management, Inc.
                7.375% due 05/15/29...........       214,366
                                                 -----------
                                                   2,067,240
                                                 -----------
               Total corporate notes..........   $32,709,149
                                                 ===========
FOREIGN/YANKEE BONDS & NOTES -- 5.9%
               FOREIGN CORPORATIONS -- 4.2%
     400,000   British Sky Broadcasting Group
                PLC
                8.20% due 07/15/09............   $   375,186
     415,000   Kappa Beheer BV
                10.625% 07/15/09..............       406,764
     500,000   Petroleos Mexicanos
                9.50% due 09/15/27............       505,000
     300,000   United Mexican States
                9.875% due 02/01/10...........       310,500
                                                 -----------
                                                   1,597,450
                                                 -----------
               FOREIGN GOVERNMENTS -- 1.7%
     500,000   Republic of Brazil
                12.75% 01/15/20...............       476,300
     100,000   Republic of Colombia
                8.375% due 02/15/27...........        63,500
     250,000   Republic of Ecuador
                6.75% 02/28/25................        97,500
                                                 -----------
                                                     637,300
                                                 -----------
               Total foreign/yankee bonds &
                notes.........................   $ 2,234,750
                                                 ===========
PREFERRED STOCKS -- 2.0%
               ENERGY & SERVICES -- 1.0%
      16,000   Coastal Finance Corp...........   $   363,000
                                                 -----------

                                                   MARKET
   SHARES                                           VALUE
------------                                     -----------
               METALS, MINERALS & MINING -- 1.0%
      21,000   Rio Algom, Ltd.................   $   372,750
                                                 -----------
               Total preferred stocks.........   $   735,750
                                                 ===========

 PRINCIPAL
   AMOUNT
------------
SHORT-TERM SECURITIES -- 2.1%
               REPURCHASE AGREEMENT -- 2.1%
$    802,000   Interest in $320,669,000 joint
                repurchase agreement dated
                06/30/00 with State Street
                Bank, 6.436% due 07/03/00;
                maturity amount $802,430
                (Collateralized by
                $151,504,351 U.S. Treasury
                Bonds 8.125% due 05/15/21,
                $171,295,551 U.S. Treasury
                Inflation-Indexed Securities
                3.625% due 05/15/02)..........   $   802,000
                                                 -----------
               Total short-term securities....   $   802,000
                                                 ===========


DIVERSIFICATION OF NET ASSETS:
Total collateralized mortgage
  obligations (cost $94,004)............    0.2%  $    88,721
Total corporate notes
  (cost $34,083,406)....................   86.0    32,709,149
Total foreign/yankee bonds & notes
  (cost $2,320,907).....................    5.9     2,234,750
Total preferred stock
  (cost $753,000).......................    2.0       735,750
Total short-term securities
  (cost $802,000).......................    2.1       802,000
                                          -----   -----------
Total investment in securities
  (total cost $38,053,317)..............   96.2    36,570,370
Cash, receivables and other assets......    4.7     1,797,488
Payable for securities purchased........   (0.8)     (301,965)
Payable for fund shares redeemed........   (0.0)      (54,128)
Dividend payable........................   (0.0)         (630)
Other liabilities.......................   (0.1)      (61,190)
                                          -----   -----------
Net assets..............................  100.0%  $37,949,945
                                          =====   ===========

 THE HARTFORD HIGH YIELD FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 4,076,346
  shares outstanding.........................   $     4,076
Paid-in surplus..............................    40,784,687
Accumulated undistributed net investment
  income.....................................        60,059
Accumulated net realized loss on
  investments................................    (1,409,714)
Unrealized depreciation of investments.......    (1,489,114)
Unrealized depreciation of other assets and
  liabilities in foreign currencies..........           (49)
                                                -----------
Net assets...................................   $37,949,945
                                                ===========

Class A
  Net asset value per share
    ($20,266,639 / 2,176,236 shares outstanding)
    (125,000,000 shares authorized)................  $9.31
                                                     =====
  Maximum offering price per share($9.31 /95.5%)...  $9.75
                                                     =====
Class B
  Net asset value per share and maximum offering
    price per share ($7,170,510 / 770,902 shares
    outstanding) (75,000,000 shares authorized)....  $9.30
                                                     =====
Class C
  Net asset value per share ($8,231,585 / 885,069
    shares outstanding) (50,000,000 shares
    authorized)....................................  $9.30
                                                     =====
  Maximum offering price per share
    ($9.30 / 99.0%)................................  $9.39
                                                     =====
Class Y
  Net asset value per share and maximum offering
    price per share ($2,281,211 / 244,139 shares
    outstanding) (50,000,000 shares authorized)....  $9.34
                                                     =====

* Non-income producing during the period.

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the market value of these securities amounted to $2,332,925 or 6.1% of net assets.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD BOND INCOME STRATEGY FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
ASSET-BACKED SECURITIES -- 1.2%
$    250,000   California Infrastructure
                Southern California Edison
                Co., Series 1997-1, Class A5
                6.28% due 09/25/05............   $   245,005
   1,000,000   California Infrastructure
                Pacific Gas & Electric, Series
                1997-1, Class A6
                6.38% due 09/25/08............       969,320
                                                 -----------
               Total asset-backed
                securities....................   $ 1,214,325
                                                 ===========
COLLATERALIZED MORTGAGE-BACKED
SECURITIES -- 1.1%
      44,392   Capital Lease Funding
                Securitization, Series
                1997-CTL1, Class A1
                7.421% due 06/22/24...........   $    44,327
     600,000   Comed Transitional Funding
                Trust, Series 1998-1, Class A5
                5.44% due 03/25/07............       562,896
     575,000   DLJ Commercial Mortgage Corp.,
                Series 1998-CF1, Class B2
                7.33% due 01/15/10............       510,145
      12,850   Premier Auto Trust, Series
                1998-5, Class A2
                5.07% due 04/09/01............        12,845
                                                 -----------
               Total collateralized mortgage-
                backed securities.............   $ 1,130,213
                                                 ===========
CORPORATE NOTES -- 37.7%
               CHEMICALS -- 0.3%
     300,000   du Pont (E.I.) de Nemours & Co.
                6.75% due 09/01/07............   $   291,237
                                                 -----------
               COMMUNICATIONS -- 1.3%
   1,000,000   AT&T Corp.
                6.50% due 03/15/29............       837,509
     500,000   Williams Communications Group,
                Inc.
                10.875% due 10/01/09..........       488,750
                                                 -----------
                                                   1,326,259
                                                 -----------
               CONSUMER DURABLES -- 0.2%
     100,000   Federal-Mogul Corp.
                7.375% due 01/15/06...........        72,725
     100,000   Mark IV Industries, Inc.
                7.50% due 09/01/07............        76,518
     100,000   Owens-Illinois, Inc.
                8.10% due 05/15/07............        92,383
                                                 -----------
                                                     241,626
                                                 -----------
               CONSUMER SERVICES -- 0.2%
     400,000   Service Corp. International
                7.875% due 02/01/13...........       200,000
                                                 -----------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               EDUCATION -- 1.7%
$  1,300,000   Massachusetts Institute of
                Technology
                7.25% due 11/02/2096..........   $ 1,228,659
     500,000   Yale University
                7.375% due 04/15/2096.........       458,234
                                                 -----------
                                                   1,686,893
                                                 -----------
               ENERGY & SERVICES -- 1.0%
   1,150,000   Amoco Co.
                6.00% due 06/09/08............     1,045,741
                                                 -----------
               ENERGY & SERVICES -- 9.1%
     400,000   CMS Panhandle Holding Co.
                6.125% due 03/15/04...........       374,650
     550,000   Enterprise Oil PLC
                6.50% due 05/01/05............       519,151
     800,000   Enterprise Oil PLC
                6.70% due 09/15/07............       751,003
     100,000   Gulf Canada Resources Ltd.
                8.25% due 03/15/17............        92,000
     200,000   Gulf Canada Resources Ltd.
                8.375% due 11/15/05...........       198,000
     300,000   LASMO PLC
                8.375% due 06/01/23...........       296,322
     650,000   Noble Drilling Corp.
                7.50% due 03/15/19............       614,842
     650,000   Occidental Petroleum Corp.
                7.375% due 11/15/08...........       628,566
     500,000   Ocean Energy, Inc.
                7.625% due 07/01/05...........       475,000
     500,000   Phillips Petroleum Co.
                9.00% due 06/01/01............       505,373
     450,000   Pioneer Natural Resources Co.
                6.50% due 01/15/08............       387,659
     175,000   Pioneer Natural Resources Co.
                7.20% due 01/15/28............       136,283
     180,000   R&B Falcon Corp.
                6.75% due 04/15/05............       162,000
     200,000   R&B Falcon Corp.
                7.375% due 04/15/18...........       162,000
   1,000,000   R&B Falcon Corp.
                11.375% due 03/15/09..........     1,085,000
   1,150,000   Seagull Energy, Inc.
                7.50% due 09/15/27............       954,254
     500,000   Sonat, Inc.
                9.00% due 05/01/01............       505,869
     100,000   Tesoro Petroleum Corp.
                9.00% due 07/01/08............        95,000
     250,000   Tuboscope, Inc.
                7.50% due 02/15/08............       220,000
     500,000   Valero Energy Corp.
                8.75% due 06/15/30............       517,849
     500,000   Vaster Resources, Inc.
                6.50% due 04/01/09............       475,599
                                                 -----------
                                                   9,156,420
                                                 -----------

 THE HARTFORD BOND INCOME STRATEGY FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               FINANCIAL SERVICES -- 7.9%
$    850,000   Allstate Corp. (The)
                7.875% due 05/01/05...........   $   856,890
     500,000   Bayerische Landesbank
                Girozentrale (NY)
                6.375% due 10/15/05...........       474,064
     500,000   CIT Group, Inc. (The)
                7.125% due 06/17/02...........       495,704
     500,000   Ford Motor Credit Co.
                7.375% due 10/28/09...........       483,760
   1,500,000   Ford Motor Credit Co.
                7.75% due 11/15/02............     1,509,708
     500,000   General Electric Capital Corp.
                6.52% due 10/08/02............       493,079
     200,000   General Motors Acceptance Corp.
                6.19% due 08/18/03............       199,129
     550,000   Golden State Holdings, Inc.
                6.75% due 08/01/01............       534,317
     300,000   Inter-American Development Bank
                8.50% due 05/01/01............       303,770
     700,000   Inter-American Development Bank
                8.875% due 06/01/09...........       774,515
     120,000   Interpool, Inc.
                7.20% due 08/01/07............        96,924
     300,000   Trenwick Group, Inc.
                6.70% due 04/01/03............       290,987
   1,500,000   TXU Eastern Funding Co.
                6.15% due 05/15/02............     1,451,279
                                                 -----------
                                                   7,964,126
                                                 -----------
               FOREST & PAPER PRODUCTS -- 0.8%
     180,000   Domtar, Inc.
                9.50% due 08/01/16............       187,425
     700,000   Weyerhaeuser Co.
                7.25% due 07/01/13............       664,805
                                                 -----------
                                                     852,230
                                                 -----------
               HEALTH SERVICES -- 3.5%
     250,000   Columbia/HCA Healthcare Corp.
                7.05% due 12/01/27............       184,035
     100,000   Columbia/HCA Healthcare Corp.
                7.50% due 12/15/23............        81,709
     200,000   Columbia/HCA Healthcare Corp.
                7.50% due 11/15/95............       150,494
   1,100,000   HEALTHSOUTH Corp.
                6.875% due 06/15/05...........       942,691
     430,000   HEALTHSOUTH Corp.
                7.00% due 06/15/08............       347,707
     685,000   Manor Care, Inc.
                7.50% due 06/15/06............       557,719
   1,360,000   Tenet Healthcare Corp.
                8.00% due 01/15/05............     1,305,600
                                                 -----------
                                                   3,569,955
                                                 -----------
               MEDIA & ENTERTAINMENT -- 3.7%
$ @1,500,000   Hughes Electronics Corp.
                7.472% due 10/23/00...........   $ 1,499,362
     500,000   Liberty Media Group
                8.25% due 02/01/30............       459,131

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               MEDIA & ENTERTAINMENT --
                (CONTINUED)
$    113,000   Paramount Communications, Inc.
                7.50% due 07/15/23............   $   100,070
     200,000   Rogers Cablesystems, Inc.
                10.125% due 09/01/12..........       204,500
     420,000   Shaw Communications, Inc.
                8.25% due 04/11/10............       424,758
   1,250,000   Time Warner, Inc.
                6.625% due 05/15/29...........     1,051,183
                                                 -----------
                                                   3,739,004
                                                 -----------
               METALS, MINERALS & MINING -- 0.9%
     400,000   Placer Dome, Inc.
                7.125% due 05/15/03...........       387,314
     600,000   Placer Dome, Inc.
                7.125% due 06/15/07...........       549,115
                                                 -----------
                                                     936,429
                                                 -----------
               REAL ESTATE -- 0.2%
     250,000   Duke Realty LP
                7.25% due 09/22/02............       247,260
                                                 -----------
               RETAIL -- 0.9%
     100,000   Kmart Corp.
                7.55% due 07/27/04............        93,704
     825,000   Stop & Shop Cos., Inc. (The)
                9.75% due 02/01/02............       845,649
                                                 -----------
                                                     939,353
                                                 -----------
               TRANSPORTATION -- 1.0%
   1,000,000   DaimlerChrysler North America
                Holding Corp.
                7.75% due 06/15/05............     1,008,597
                                                 -----------
               UTILITIES -- 5.0%
     250,000   AES Corp. (The)
                9.50% due 06/01/09............       245,000
   1,000,000   Browning-Ferris Industries,
                Inc.
                7.40% due 09/15/35............       696,550
     250,000   Cleveland Electric Illuminating
                Co.
                7.13% due 07/01/07............       235,049
     100,000   CMS Energy Corp.
                7.50% due 01/15/09............        89,454
  @1,000,000   Entergy Gulf States, Inc.
                8.04% due 06/02/03............       999,793
     550,000   Illinois Power Co.
                6.25% due 07/15/02............       537,566
     226,829   Niagara Mohawk Power Corp.
                7.25% due 10/01/02............       223,780
     525,000   Niagara Mohawk Power Corp.
                6.875% due 03/01/01...........       522,115
     250,000   Pacific Gas & Electric Co.
                7.25% due 03/01/26............       221,957
     200,000   PacifiCorp
                6.12% due 01/15/06............       185,484

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
$    460,000   Philadelphia Electric Co.
                5.625% due 11/01/01...........   $   449,717
     125,000   Public Service Electric & Gas
                Co.
                7.00% due 09/01/24............       110,998
     500,000   U.S. West Capital Funding, Inc.
                6.875% due 08/15/01...........       497,587
                                                 -----------
                                                   5,015,050
                                                 -----------
               Total corporate notes..........   $38,220,180
                                                 ===========
ENHANCED EQUIPMENT TRUST
CERTIFICATES -- 0.1%
      85,846   NorthWest Airlines Corp. Trust,
                Series 2, Class C
                11.30% due 06/21/14...........   $   101,099
                                                 -----------
               Total enhanced equipment trust
                certificates..................   $   101,099
                                                 ===========
FOREIGN/YANKEE BONDS & NOTES -- 6.4%
               FOREIGN CORPORATIONS -- 2.2%
   1,750,000   Deutsche Telekom International
                Finance AG
                7.75% due 06/15/05............   $ 1,761,943
     200,000   Hydro-Quebec
                8.40% due 01/15/22............       211,420
     250,000   Southern Investments UK PLC
                6.80% due 12/01/06............       230,738
                                                 -----------
                                                   2,204,101
                                                 -----------
               FOREIGN GOVERNMENTS -- 4.2%
   4,200,000   Bundesobligation
                5.125% 11/21/00...............     4,032,918
     200,000   Province of Quebec
                7.50% due 09/15/29............       196,118
                                                 -----------
                                                   4,229,036
                                                 -----------
               Total foreign/yankee bonds &
                notes.........................   $ 6,433,137
                                                 ===========
   SHARES
------------
PREFERRED STOCKS -- 0.2%
               ENERGY & SERVICES -- 0.2%
      10,997   Coastal Finance Corp...........   $   249,494
                                                 -----------
               Total preferred stocks.........   $   249,494
                                                 ===========
 PRINCIPAL
   AMOUNT
------------
U.S. TREASURIES & FEDERAL AGENCIES -- 44.3%
               FEDERAL HOME LOAN MORTGAGE
               ASSOCIATION -- 1.4%
$  1,490,754   7.00% due 10/01/29.............   $ 1,440,632
                                                 -----------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION -- 9.1%
$  7,729,679   6.00% due
                02/01/13 - 06/01/28...........   $ 7,312,610
     220,065   6.50% due 09/01/28.............       207,865
   1,689,793   7.50% due
                04/01/30 - 05/01/30...........     1,665,382
                                                 -----------
                                                   9,185,857
                                                 -----------
               GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION -- 15.5%
  16,923,681   6.00% due 01/15/29 - 08/15/29..    15,575,418
                                                 -----------
               U.S. TREASURY BONDS -- 10.7%
     300,000   6.375% due 08/15/27............       308,531
   2,130,000   6.875% due 08/15/25............     2,315,710
   1,300,000   7.875% due 02/15/21............     1,543,750
   1,480,000   8.75% due 05/15/20.............     1,895,788
     655,000   8.875% due 08/15/17............       833,078
     900,000   10.375% due 11/15/09...........     1,031,343
   1,000,000   10.625% due 08/15/15...........     1,421,875
     420,000   11.875% due 11/15/03...........       489,169
     680,000   13.875% due 05/15/11...........       923,950
                                                 -----------
                                                  10,763,196
                                                 -----------
               U.S. TREASURY INFLATION-INDEXED
               SECURITIES -- 4.3%
     486,275   3.375% due 01/15/07............       466,671
   2,967,272   3.625% due 01/15/08............     2,877,328
   1,017,600   4.25% due 01/15/10.............     1,032,547
                                                 -----------
                                                   4,376,546
                                                 -----------
               U.S. TREASURY NOTES -- 3.3%
   2,800,000   6.125% due 12/31/01............     2,784,250
     500,000   6.50% due 10/15/06.............       505,625
                                                 -----------
                                                   3,289,875
                                                 -----------
               Total U.S. treasuries & federal
                agencies......................   $44,631,529
                                                 ===========
SHORT-TERM SECURITIES -- 9.4%
               REPURCHASE AGREEMENT -- 9.4%
   9,425,000   Interest in $320,669,000 joint
                repurchase agreement dated
                06/30/00 with State Street
                Bank,
                6.436% due 07/03/00; maturity
                amount $9,430,055
                (Collateralized by
                $151,504,351 U.S. Treasury
                Bonds 8.125% due 05/15/21,
                $171,295,551 U.S. Treasury
                Inflation-Indexed Securities
                3.625% due 05/15/02)..........   $ 9,425,000
                                                 -----------
               Total short-term securities....   $ 9,425,000
                                                 ===========

 THE HARTFORD BOND INCOME STRATEGY FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities
  (cost $1,262,334).................     1.2%  $  1,214,325
Total collateralized mortgage-backed
  securities (cost $1,198,206)......     1.1      1,130,213
Total corporate notes
  (cost $39,626,098)................    37.7     38,220,180
Total enhanced equipment trust
  certificates (cost $103,812)......     0.1        101,099
Total foreign/yankee bonds & notes
  (cost $6,213,309).................     6.4      6,433,137
Total preferred stocks
  (cost $246,058)...................     0.2        249,494
Total U.S. treasuries & federal
  agencies (cost $44,520,014).......    44.3     44,631,529
Total short-term securities
  (cost $9,425,000).................     9.4      9,425,000
                                       -----   ------------
Total investment in securities
  (total cost $102,594,831).........   100.4    101,404,977
Cash, receivables and other
  assets............................     2.9      2,858,913
Payable for securities purchased....    (3.3)    (3,303,420)
Payable for fund shares redeemed....    (0.0)      (148,069)
Other liabilities...................     0.0        (38,390)
                                       -----   ------------
Net assets..........................   100.0%  $100,774,011
                                       =====   ============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 10,003,585
  shares outstanding........................   $     10,004
Paid-in surplus.............................    105,942,636
Accumulated undistributed net investment
  income....................................        148,975
Accumulated net realized loss on
  investments...............................     (3,988,129)
Unrealized depreciation of investments......     (1,360,082)
Unrealized appreciation of futures contracts
  sec.......................................         12,976
Unrealized appreciation of other assets and
  liabilities in foreign currencies.........          7,631
                                               ------------
Net assets..................................   $100,774,011
                                               ============

Class A
  Net asset value per share ($36,964,694 /
    3,673,483 shares outstanding) (125,000,000
    shares authorized).............................  $10.06
                                                     ======
  Maximum offering price per share
    ($10.06 / 95.5%)...............................  $10.53
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($20,929,277 / 2,088,058 shares
    outstanding) (75,000,000 shares authorized)....  $10.02
                                                     ======
Class C
  Net asset value per share ($14,656,733 /
    1,457,284 shares outstanding) (50,000,000
    shares authorized).............................  $10.06
                                                     ======
  Maximum offering price per share ($10.06 /
    99.0%).........................................  $10.16
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($28,223,307 / 2,784,760 shares
    outstanding) (50,000,000 shares authorized)....  $10.13
                                                     ======

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the market value of these securities amounted to $2,499,155 or 2.5% of net assets.

 sec. The Fund had 39 10 year U.S. Treasury Notes September 2000 Index Futures contracts open as of June 30, 2000. These contracts had a value of $3,840,891 as of June 30, 2000 and were collateralized by Entergy Gulf States, Inc., 8.04% 06/02/03 and Hughes Electronics Corp., 7.472% 10/23/00 Corporate Notes.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MONEY MARKET FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
COMMERCIAL PAPER -- 73.0%
$  2,000,000   7-Eleven, Inc.
                6.58% due 07/11/00............   $ 1,997,076
   2,000,000   Abbey National North America
                PLC
                6.58% due 09/12/00............     1,974,046
   1,000,000   American Honda Finance Corp.
                6.19% due 07/12/00............       998,453
   2,000,000   ANZ (Delaware), Inc.
                6.02% due 08/25/00............     1,982,274
   2,000,000   AT&T Corp.
                6.51% due 07/26/00............     1,991,682
   2,000,000   Bradford & Bingley Building
                Society
                6.56% due 07/10/00............     1,997,449
   2,000,000   CAFCO
                6.62% due 08/01/00............     1,989,334
   2,000,000   CIESCO L.P.
                6.14% due 07/18/00............     1,994,883
   2,000,000   Coca-Cola Co. (The)
                6.52% due 08/14/00............     1,984,787
   1,000,000   Emerson Electric Co.
                6.46% due 07/06/00............       999,462
   1,000,000   Fleet Financial Group, Inc.
                6.707% due 03/13/01...........       999,497
   2,000,000   Ford Motor Credit Co.
                6.59% due 08/03/00............     1,988,651
   1,000,000   General Electric Capital Corp.
                6.00% due 08/21/00............       991,833
   1,000,000   General Electric Capital Corp.
                6.59% due 09/18/00............       985,905
   1,000,000   General Motors Acceptance Corp.
                6.00% due 08/14/00............       993,000
   1,000,000   Goldman Sachs Group, Inc. (The)
                6.58% due 07/24/00............       996,162
   2,000,000   GTE Corp.
                6.64% due 07/13/00............     1,996,311
   2,000,000   International Lease Finance
                Corp.
                6.50% due 07/24/00............     1,992,417
   1,001,000   Market Street Funding Corp.
                6.55% due 07/10/00............       999,725
   1,000,000   Market Street Funding Corp.
                6.63% due 09/11/00............       987,108
   2,000,000   Merita Bank North America, Inc.
                6.14% due 12/04/00............     1,947,469
   2,000,000   Merrill Lynch & Co., Inc.
                6.14% due 07/17/00............     1,995,224
   2,000,000   Morgan Stanley Dean Witter &
                Co.
                6.00% due 07/05/00............     1,999,333
   2,000,000   Motorola, Inc.
                6.57% due 07/26/00............     1,991,605
   1,625,000   National Rural Utilities
                Cooperative Finance Corp.
                6.52% due 08/21/00............     1,610,579
   2,000,000   Nationwide Building Society
                6.59% due 10/18/00............     1,960,826
   1,000,000   Old Line Funding Corp.
                6.54% due 07/11/00............       998,547

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
$  1,000,000   Old Line Funding Corp.
                6.58% due 08/01/00............   $   994,699
   2,000,000   Pfizer, Inc.
                6.58% due 08/07/00............     1,987,206
   1,000,000   Salomon Smith Barney Holdings,
                Inc.
                6.60% due 09/18/00............       985,883
   1,000,000   Salomon Smith Barney Holdings,
                Inc.
                6.61% due 09/18/00............       985,862
   2,000,000   Sara Lee Corp.
                6.49% due 07/06/00............     1,998,918
   2,000,000   Sherman-Williams Co. (The)
                6.55% due 07/03/00............     2,000,000
   1,000,000   Swedbank, Inc.
                6.19% due 11/28/00............       974,552
   2,000,000   Toronto-Dominion Holdings
                6.24% due 10/23/00............     1,961,173
   2,000,000   Wood Street Funding Corp.
                6.61% due 07/21/00............     1,993,390
                                                 -----------
               Total commercial paper.........   $57,225,321
                                                 ===========
CORPORATE NOTES -- 16.6%
   2,000,000   First Union National Bank
                6.80% due 02/22/01............   $ 2,000,000
   1,000,000   Fleet National Bank
                6.91% due 03/27/01............     1,000,880
   2,000,000   General Mills, Inc.
                6.161% due 07/17/00...........     1,999,925
  @1,000,000   Goldman Sachs Group, Inc. (The)
                6.713% due 01/16/01...........     1,002,153
   2,000,000   Key Bank N.A.
                6.76% due 05/25/01............     1,999,356
   2,000,000   Nationsbank Corp.
                5.75% due 03/15/01............     1,986,320
   1,000,000   Toyota Motor Credit Corp.
                6.181% due 01/09/01...........       999,641
   2,000,000   Wachovia Bank
                6.82% due 09/14/00............     1,999,923
                                                 -----------
               Total corporate notes..........   $12,988,198
                                                 ===========
REPURCHASE AGREEMENT -- 10.2%
   8,028,000   Interest in $320,669,000 joint
                repurchase agreement dated
                06/30/00 with State Street
                Bank, 6.436% due 07/03/00;
                maturity amount $8,032,306
                (Collateralized by
                $151,504,351 U.S. Treasury
                Bonds 8.125% due 05/15/21,
                $171,295,551 U.S. Treasury
                Inflation-Indexed Securities
                3.625% due 05/15/02)..........   $ 8,028,000
                                                 -----------
               Total repurchase agreement.....   $ 8,028,000
                                                 ===========

 THE HARTFORD MONEY MARKET FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
  $57,225,321).......................    73.0%  $57,225,321
Total corporate notes (cost
  $12,988,198).......................    16.6    12,988,198
Total short-term securities (cost
  $8,028,000)........................    10.2     8,028,000
                                        -----   -----------
Total investment in securities (total
  cost $78,241,519)..................    99.8    78,241,519
Cash, receivables and other assets...     1.8     1,342,035
Payable for fund shares redeemed.....    (1.1)     (870,238)
Payable for dividends................    (0.5)     (371,381)
                                        -----   -----------
Net assets...........................   100.0%  $78,341,935
                                        =====   ===========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  800,000,000 shares authorized; 78,341,935
  shares outstanding.........................   $    78,342
Paid-in surplus..............................    78,263,593
                                                -----------
Net assets...................................   $78,341,935
                                                ===========

Class A
  Shares of benefical interest outstanding,
    $0.001 par value 400,000,000 shares
    authorized (Net assets $40,674,060)......    40,674,060
                                                ===========
  Net asset value and offering price per
    share....................................
                                                      $1.00
                                                ===========
Class B
  Shares of benefical interest outstanding,
    $0.001 par value 200,000,000 shares
    authorized (Net assets $14,956,694)......    14,956,694
                                                ===========
  Net asset value and offering price per
    share....................................
                                                      $1.00
                                                ===========
Class C
  Shares of benefical interest outstanding,
    $0.001 par value 100,000,000 shares
    authorized (Net assets $8,976,938).......     8,976,938
                                                ===========
  Net asset value and offering price per
    share....................................
                                                      $1.00
                                                ===========
  Maximum offering price per share
    ($1.00 / 99.0%)..........................
                                                      $1.01
                                                ===========
Class Y
  Shares of benefical interest outstanding,
    $0.001 par value 100,000,000 shares
    authorized (Net assets $13,734,243)......    13,734,243
                                                ===========
  Net asset value and offering price per
    share....................................
                                                      $1.00
                                                ===========

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the market value of these securities amounted to $1,002,153 or 1.3% of net assets.

The accompanying notes are an integral part of this financial statement.

                      (This page intentionally left blank)

 THE HARTFORD MUTUAL FUNDS, INC.
 STATEMENTS OF OPERATIONS
 FOR THE PERIOD ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     THE HARTFORD                   THE HARTFORD
                                                     THE HARTFORD       GLOBAL      THE HARTFORD       CAPITAL      THE HARTFORD
                                                     GLOBAL HEALTH    TECHNOLOGY    SMALL COMPANY   APPRECIATION       MIDCAP
                                                         FUND*          FUND*           FUND            FUND            FUND
                                                     -------------   ------------   -------------   -------------   ------------
INVESTMENT INCOME:
  Dividends........................................   $   27,556      $    2,858    $    195,357    $   5,767,364   $   714,944
  Interest.........................................       28,003          20,931         731,777        3,364,232       352,975
  Securities lending...............................          257               3             188           16,721         5,848
  Less: Foreign tax withheld.......................       (1,213)             --              --         (155,643)      (12,996)
                                                      ----------      ----------    ------------    -------------   -----------
    Total investment income, net...................       54,603          23,792         927,322        8,992,674     1,060,771
                                                      ----------      ----------    ------------    -------------   -----------
EXPENSES:
  Investment advisory fees.........................       39,773          51,942       1,352,418        7,269,594     1,613,028
  Transfer agent fees..............................        6,473           7,715         315,555        2,163,476       388,278
  Distribution fees
    Class A........................................        7,958           9,793         256,233        1,755,034       318,490
    Class B........................................        5,975           9,270         321,983        3,423,285       401,952
    Class C........................................        9,057          12,917         301,369        1,592,039       441,915
  Custodian fees, gross............................        5,035           2,625          10,094           41,476         7,126
  Custodian fees expense offset....................       (3,036)           (625)         (4,118)         (36,719)       (2,407)
  Accounting services..............................          580             763          23,866          156,156        28,477
  Registration and filing fees.....................        3,061           4,270          46,163          281,864        68,272
  Board of Directors fees..........................           14              18             983            6,430         1,174
  Amortization of deferred organizational costs....           --              --           6,014               --            --
  Other expenses...................................          567             869          33,735          215,569        39,918
                                                      ----------      ----------    ------------    -------------   -----------
    Total expenses, (before reimbursements)........       75,457          99,557       2,664,295       16,868,204     3,306,223
  Expense reimbursements...........................       (4,782)         (5,343)         (5,000)              --        (2,952)
  Class A distribution fees waived.................       (1,137)         (1,399)        (36,605)        (250,719)      (45,499)
                                                      ----------      ----------    ------------    -------------   -----------
  Total expenses, net..............................       69,538          92,815       2,622,690       16,617,485     3,257,772
                                                      ----------      ----------    ------------    -------------   -----------
  Net investment (loss) income.....................      (14,935)        (69,023)     (1,695,368)      (7,624,811)   (2,197,001)
                                                      ----------      ----------    ------------    -------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments..........      833,207         463,450      23,837,336      342,059,537    41,162,011
  Net realized (loss) gain on forward foreign
    currency contracts.............................       (7,742)             --           1,172        1,595,439            --
  Net realized gain on option contracts............           --              --              --               --            --
  Net realized gain (loss) on futures contracts....           --              --              --               --            --
  Net realized gain (loss) on foreign currency
    transactions...................................        4,835              --            (107)      (1,102,134)          312
  Net unrealized appreciation (depreciation) of
    investments....................................    4,010,382       2,695,756     (15,449,052)    (212,385,883)   22,622,118
  Net unrealized (depreciation) appreciation of
    future contracts...............................           --              --              --               --            --
  Net unrealized appreciation of foreign forward
    currency contracts.............................          171              --           6,043          142,075            --
  Net unrealized appreciation (depreciation) on
    translation of other assets and liabilities in
    foreign currencies.............................          535              --          (4,823)          24,081            --
                                                      ----------      ----------    ------------    -------------   -----------
  Net realized and unrealized gain (loss) on
    investments....................................    4,841,388       3,159,206       8,390,569      130,333,115    63,784,441
                                                      ----------      ----------    ------------    -------------   -----------
  Net increase (decrease) in net assets resulting
    from operations................................   $4,826,453      $3,090,183    $  6,695,201    $ 122,708,304   $61,587,440
                                                      ==========      ==========    ============    =============   ===========

* From inception May 1, 2000 to June 30, 2000.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    THE HARTFORD
    INTERNATIONAL    THE HARTFORD                   THE HARTFORD   THE HARTFORD                   THE HARTFORD   THE HARTFORD
    OPPORTUNITIES   GLOBAL LEADERS   THE HARTFORD    GROWTH AND    DIVIDEND AND   THE HARTFORD     HIGH YIELD     BOND INCOME
        FUND             FUND         STOCK FUND    INCOME FUND    GROWTH FUND    ADVISERS FUND       FUND       STRATEGY FUND
    -------------   --------------   ------------   ------------   ------------   -------------   ------------   -------------
    $  1,263,441     $ 1,927,799     $  7,329,279   $   847,347    $  4,622,810   $  4,588,281    $    16,750     $    11,512
         654,094         846,022        2,764,037       261,713         383,490     21,001,165      1,795,017       3,488,246
           2,501           8,380            1,829           257             217          2,338             --              97
        (164,988)       (191,602)         (48,019)         (152)        (30,540)       (34,732)            --              --
    ------------     -----------     ------------   -----------    ------------   ------------    -----------     -----------
       1,755,048       2,590,599       10,047,126     1,109,165       4,975,977     25,557,052      1,811,767       3,499,855
    ------------     -----------     ------------   -----------    ------------   ------------    -----------     -----------
         636,673       1,244,390        6,273,050       714,569       1,602,872      5,724,398        136,760         329,818
         148,614         313,925        1,871,561       184,171         439,556      1,710,963         36,568          85,116
         136,488         261,841        1,503,311       193,129         426,237      1,300,989         32,928          67,185
         125,223         236,835        2,537,708       135,309         570,833      2,880,244         35,611         104,622
         110,544         445,973        1,885,091       203,730         240,999      1,779,803         41,786          72,093
          71,424          59,827            6,177         5,419           5,258          8,046          3,009           5,635
          (1,941)        (12,210)          (1,741)         (201)           (809)        (1,749)          (339)             --
          11,237          20,927          133,159        13,398          32,058        130,539          2,735           7,612
          21,201          61,975          227,437        32,724          44,278        189,707          3,876           8,622
             462             906            5,475           552           1,315          5,367            113             313
           6,014              --            6,013            --              --             --             --           6,014
          16,097          30,832          183,570        19,113          44,537        180,035          3,893          11,142
    ------------     -----------     ------------   -----------    ------------   ------------    -----------     -----------
       1,282,036       2,665,221       14,630,811     1,501,913       3,407,134     13,908,342        296,940         698,172
              --              --               --            --              --             --             --            (637)
         (19,498)        (37,406)        (214,759)      (27,590)        (60,891)      (185,856)        (4,704)         (9,598)
    ------------     -----------     ------------   -----------    ------------   ------------    -----------     -----------
       1,262,538       2,627,815       14,416,052     1,474,323       3,346,243     13,722,486        292,236         687,937
    ------------     -----------     ------------   -----------    ------------   ------------    -----------     -----------
         492,510         (37,216)      (4,368,926)     (365,158)      1,629,734     11,834,566      1,519,531       2,811,918
    ------------     -----------     ------------   -----------    ------------   ------------    -----------     -----------
       8,126,844      10,334,937       78,088,365     7,082,866      13,156,924     53,325,258     (1,220,816)     (1,744,149)
        (495,523)        (46,655)              --            --          17,686             --         (8,486)        117,925
              --              --               --            --           3,892             --             --              --
         215,932              --               --       953,569              --             --             --         (38,084)
        (102,133)       (188,468)           1,352            --         (19,670)           951          8,063         (88,301)
     (14,827,215)     (4,351,787)     (43,237,227)   (3,639,318)    (23,570,007)   (32,749,218)      (475,808)      2,965,656
        (453,362)        331,262               --       (40,530)             --             --             --          43,939
           7,602          62,892               --            --              --             --             --              --
         (42,955)        (37,862)              --            --          (1,089)            --            396           7,631
    ------------     -----------     ------------   -----------    ------------   ------------    -----------     -----------
      (7,570,810)      6,104,319       34,852,490     4,356,587     (10,412,264)    20,576,991     (1,696,651)      1,264,617
    ------------     -----------     ------------   -----------    ------------   ------------    -----------     -----------
    $ (7,078,300)    $ 6,067,103     $ 30,483,564   $ 3,991,429    $ (8,782,530)  $ 32,411,557    $  (177,120)    $ 4,076,535
    ============     ===========     ============   ===========    ============   ============    ===========     ===========


     THE HARTFORD
     MONEY MARKET
         FUND
     ------------
      $       --
       2,345,308
              --
              --
      ----------
       2,345,308
      ----------
         190,753
          93,886
          69,266
          88,759
          45,307
           1,820
             (44)
           5,723
           7,622
             237
           6,013
           8,375
      ----------
         517,717
         (55,027)
          (9,895)
      ----------
         452,795
      ----------
       1,892,513
      ----------
          (1,139)
              --
              --
              --
              --
              --
              --
              --
              --
      ----------
          (1,139)
      ----------
      $1,891,374
      ==========

 THE HARTFORD MUTUAL FUNDS, INC.
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               THE HARTFORD                       THE HARTFORD
                                              THE HARTFORD        GLOBAL        THE HARTFORD         CAPITAL
                                              GLOBAL HEALTH     TECHNOLOGY      SMALL COMPANY     APPRECIATION      THE HARTFORD
                                                  FUND*            FUND*            FUND              FUND          MIDCAP FUND
                                              -------------   ---------------   -------------   -----------------   ------------
OPERATIONS:
  Net investment (loss) income..............   $   (14,935)     $   (69,023)    $ (1,695,368)    $   (7,624,811)    $ (2,197,001)
  Net realized gain (loss) on investments...       830,300          463,450       23,838,401        342,552,842       41,162,323
  Net unrealized appreciation (depreciation)
    of investments..........................     4,011,088        2,695,756      (15,447,832)      (212,219,727)      22,622,118
                                               -----------      -----------     ------------     --------------     ------------
  Net increase (decrease) in net assets
    resulting from operations...............     4,826,453        3,090,183        6,695,201        122,708,304       61,587,440
                                               -----------      -----------     ------------     --------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................            --               --               --                 --               --
    Class B.................................            --               --               --                 --               --
    Class C.................................            --               --               --                 --               --
    Class Y.................................            --               --               --                 --               --
  From net realized gain on investments
    Class A.................................            --               --       (7,132,203)       (55,487,891)      (8,248,344)
    Class B.................................            --               --       (3,188,648)       (37,768,564)      (3,682,808)
    Class C.................................            --               --       (3,275,190)       (20,538,847)      (4,227,479)
    Class Y.................................            --               --       (2,104,136)        (3,920,485)      (1,321,206)
                                               -----------      -----------     ------------     --------------     ------------
    Total distributions.....................            --               --      (15,700,177)      (117,715,787)     (17,479,837)
                                               -----------      -----------     ------------     --------------     ------------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................    16,405,307       21,501,707       65,159,406        337,788,567      115,460,866
    Class B.................................     5,254,344        9,046,605       23,019,591        179,554,476       51,978,659
    Class C.................................     7,738,161       11,475,785       40,994,571        225,065,762       70,445,992
    Class Y.................................     1,132,395          999,954       12,753,193         16,355,280       19,652,800
                                               -----------      -----------     ------------     --------------     ------------
    Net increase (decrease) from capital
      share transactions....................    30,530,207       43,024,051      141,926,761        758,764,085      257,538,317
                                               -----------      -----------     ------------     --------------     ------------
    Net increase (decrease) in net assets...    35,356,660       46,114,234      132,921,785        763,756,602      301,645,920
NET ASSETS:
  Beginning of period.......................            --               --      240,125,040      1,623,012,202      234,802,814
                                               -----------      -----------     ------------     --------------     ------------
  End of period.............................   $35,356,660      $46,114,234     $373,046,825     $2,386,768,804     $536,448,734
                                               ===========      ===========     ============     ==============     ============
  Accumulated undistributed net investment
    (loss) income...........................   $   (14,935)     $   (69,023)    $ (1,695,368)    $   (8,215,438)    $ (2,197,001)
                                               ===========      ===========     ============     ==============     ============

* From inception May 1, 2000 to June 30, 2000.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    THE HARTFORD
    INTERNATIONAL    THE HARTFORD                     THE HARTFORD   THE HARTFORD                    THE HARTFORD   THE HARTFORD
    OPPORTUNITIES   GLOBAL LEADERS    THE HARTFORD     GROWTH AND    DIVIDEND AND    THE HARTFORD     HIGH YIELD     BOND INCOME
        FUND             FUND          STOCK FUND     INCOME FUND    GROWTH FUND    ADVISERS FUND        FUND       STRATEGY FUND
    -------------   --------------   --------------   ------------   ------------   --------------   ------------   -------------
    $492,510.....    $    (37,216)   $   (4,368,926)  $   (365,158)  $  1,629,734   $   11,834,566   $ 1,519,531    $  2,811,918
    7,745,120...       10,099,814        78,089,717      8,036,435     13,158,832       53,326,209    (1,221,239)     (1,752,609)
     (15,315,930)      (3,995,495)      (43,237,227)    (3,679,848)   (23,571,096)     (32,749,218)     (475,412)      3,017,226
    ------------     ------------    --------------   ------------   ------------   --------------   -----------    ------------
      (7,078,300)       6,067,103        30,483,564      3,991,429     (8,782,530)      32,411,557      (177,120)      4,076,535
    ------------     ------------    --------------   ------------   ------------   --------------   -----------    ------------
         (32,044)              --                --             --     (1,029,500)      (6,299,965)     (800,653)     (1,123,060)
          (5,637)              --                --             --       (102,273)      (2,859,561)     (272,432)       (551,793)
          (8,225)              --                --             --        (65,717)      (1,817,182)     (324,490)       (375,782)
         (10,136)              --                --             --       (114,765)        (611,649)      (94,078)       (857,269)
        (306,171)      (1,333,480)       (8,435,372)    (1,199,270)    (1,159,810)      (7,469,005)           --              --
         (95,198)        (328,644)       (4,941,594)      (278,015)      (517,078)      (5,678,593)           --              --
         (95,944)        (618,748)       (3,997,597)      (432,125)      (249,100)      (3,636,108)           --              --
         (83,488)         (40,282)         (286,320)        (3,879)       (95,926)        (605,420)           --              --
    ------------     ------------    --------------   ------------   ------------   --------------   -----------    ------------
        (636,843)      (2,321,154)      (17,660,883)    (1,913,289)    (3,334,169)     (28,977,483)   (1,491,653)     (2,907,904)
    ------------     ------------    --------------   ------------   ------------   --------------   -----------    ------------
    30,847,483..      122,238,244       214,599,982     76,745,944     18,238,367      112,015,491     3,648,393     (20,701,672)
    5,927,752...       42,624,103        89,216,062     14,061,253     (7,010,332)      49,256,622        59,975        (784,238)
    15,516,284..       83,771,579       142,041,614     24,035,567     12,360,554       68,104,926        59,486      (3,637,485)
    275,835.....        3,807,653         2,056,100          7,602     (1,815,268)      (2,353,024)       62,425        (221,419)
    ------------     ------------    --------------   ------------   ------------   --------------   -----------    ------------
    52,567,354..      252,441,579       447,913,758    114,850,366     21,773,321      227,024,015     3,830,279     (25,344,814)
    ------------     ------------    --------------   ------------   ------------   --------------   -----------    ------------
    44,852,211..      256,187,528       460,736,439    116,928,506      9,656,622      230,458,089     2,161,506     (24,176,183)
    125,034,101..     156,654,948     1,551,776,783    124,883,117    430,515,565    1,640,237,707    35,788,439     124,950,194
    ------------     ------------    --------------   ------------   ------------   --------------   -----------    ------------
    $169,886,312..   $412,842,476    $2,012,513,222   $241,811,623   $440,172,187   $1,870,695,796   $37,949,945    $100,774,011
    ============     ============    ==============   ============   ============   ==============   ===========    ============
    $125,714.....    $    (67,443)   $   (4,368,926)  $   (365,158)  $    138,720   $      525,140   $    60,059    $    148,975
    ============     ============    ==============   ============   ============   ==============   ===========    ============


     THE HARTFORD
        MONEY
     MARKET FUND
     ------------
     $  1,892,248
           (1,139)
               --
     ------------
        1,891,109
     ------------
       (1,023,267)
         (387,921)
         (199,936)
         (279,985)
               --
               --
               --
               --
     ------------
       (1,891,109)
     ------------
       (3,988,539)
      (10,804,988)
         (927,239)
        4,781,695
     ------------
      (10,939,071)
     ------------
      (10,939,071)
       89,281,006
     ------------
     $ 78,341,935
     ============
     $         --
     ============

 THE HARTFORD MUTUAL FUNDS, INC.
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                          THE HARTFORD      THE HARTFORD                        THE HARTFORD
                                                              SMALL            CAPITAL        THE HARTFORD     INTERNATIONAL
                                                          COMPANY FUND    APPRECIATION FUND   MIDCAP FUND    OPPORTUNITIES FUND
                                                          -------------   -----------------   ------------   ------------------
OPERATIONS:
  Net investment (loss) income..........................  $ (1,225,256)    $   (8,514,255)    $  (939,410)      $    407,773
  Net realized gain (loss)..............................    32,432,282        220,244,826      22,596,988          8,591,549
  Net unrealized appreciation (depreciation) of
    investments.........................................    42,030,413        338,188,361      30,403,220         20,928,247
                                                          ------------     --------------     ------------      ------------
  Net increase (decrease) in net assets resulting from
    operations..........................................    73,237,439        549,918,932      52,060,798         29,927,569
                                                          ------------     --------------     ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................................            --                 --              --           (559,087)
    Class B.............................................            --                 --              --            (85,278)
    Class C.............................................            --                 --              --            (88,196)
    Class Y.............................................            --                 --              --           (270,239)
  From net realized gain on investments
    Class A.............................................    (5,265,328)       (39,852,408)     (2,912,392)        (2,811,591)
    Class B.............................................    (2,703,900)       (30,192,527)     (1,225,939)        (1,047,478)
    Class C.............................................    (1,538,384)        (7,467,929)     (1,010,823)          (534,746)
    Class Y.............................................    (1,965,227)        (3,099,014)       (506,412)        (1,243,410)
                                                          ------------     --------------     ------------      ------------
    Total distributions.................................   (11,472,839)       (80,611,878)     (5,655,566)        (6,640,025)
                                                          ------------     --------------     ------------      ------------
CAPITAL SHARE TRANSACTIONS:
    Class A.............................................    42,872,851        194,440,831      69,284,533         19,101,077
    Class B.............................................    20,781,794        104,187,245      32,020,392          6,749,070
    Class C.............................................    27,086,592        138,335,017      39,377,277         10,297,825
    Class Y.............................................    15,882,519         18,103,377      10,190,594          9,577,997
                                                          ------------     --------------     ------------      ------------
  Net increase from capital share transactions..........   106,623,756        455,066,470     150,872,796         45,725,969
                                                          ------------     --------------     ------------      ------------
  Net increase in net assets............................   168,388,356        924,373,524     197,278,028         69,013,513
NET ASSETS:
  Beginning of period...................................    71,736,684        698,638,678      37,524,786         56,020,588
                                                          ------------     --------------     ------------      ------------
  End of period.........................................  $240,125,040     $1,623,012,202     $234,802,814      $125,034,101
                                                          ============     ==============     ============      ============
  Accumulated undistributed net investment (loss)
    income..............................................  $         --     $     (590,627)    $        --       $   (310,754)
                                                          ============     ==============     ============      ============

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     THE HARTFORD                     THE HARTFORD   THE HARTFORD                    THE HARTFORD   THE HARTFORD    THE HARTFORD
    GLOBAL LEADERS    THE HARTFORD     GROWTH AND    DIVIDEND AND    THE HARTFORD     HIGH YIELD     BOND INCOME       MONEY
         FUND          STOCK FUND     INCOME FUND    GROWTH FUND    ADVISERS FUND        FUND       STRATEGY FUND   MARKET FUND
    --------------   --------------   ------------   ------------   --------------   ------------   -------------   ------------
     $   (178,320)   $   (3,763,884)  $   (138,334)  $  2,672,980   $   16,387,716   $ 2,025,923    $  5,607,972    $ 2,937,448
        2,265,867        46,125,393      2,742,435     10,148,305       43,410,466      (191,057)     (2,195,431)          (625)
       28,235,324       159,950,778     10,681,115      2,924,874       77,986,686    (1,182,640)     (5,948,696)            --
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
       30,322,871       202,312,287     13,285,216     15,746,159      137,784,868       652,226      (2,536,155)     2,936,823
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
               --                --             --     (2,217,864)      (8,482,818)   (1,063,399)     (2,843,575)    (1,707,551)
               --                --             --       (382,254)      (4,171,375)     (342,908)       (919,185)      (666,138)
               --                --             --       (136,215)      (2,283,710)     (431,010)       (571,650)      (186,160)
               --                --             --       (291,465)      (1,151,512)     (175,288)     (1,089,441)      (376,974)
         (331,261)      (11,670,258)      (403,638)    (4,806,895)     (11,395,300)           --        (106,002)            --
          (91,292)       (7,679,531)      (116,131)    (2,531,359)      (9,401,481)           --         (40,029)            --
         (124,062)       (4,543,766)      (172,393)      (747,184)      (5,104,272)           --         (22,706)            --
          (21,340)         (315,841)        (3,386)      (473,768)      (1,207,369)           --         (30,397)            --
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
         (567,955)      (24,209,396)      (695,548)   (11,587,004)     (43,197,837)   (2,012,605)     (5,622,985)    (2,936,823)
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
       63,895,442       393,153,938     56,058,326     57,117,490      335,483,478     9,630,199      14,564,913     15,238,736
       19,489,249       220,769,684     14,712,149     12,180,404      285,272,939     5,356,515       6,302,222     13,826,003
       35,320,411       241,716,387     22,738,057     33,237,122      252,748,046     6,628,845      13,685,113      8,700,755
        3,029,207        20,645,139         14,639      6,202,735        4,953,954     1,391,975      18,456,771      3,632,116
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
      121,734,309       876,285,148     93,523,171    108,737,751      878,458,417    23,007,534      53,009,019     41,397,610
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
      151,489,225     1,054,388,039    106,112,839    112,896,906      973,045,448    21,647,155      44,849,879     41,397,610
        5,165,723       497,388,744     18,770,278    317,618,659      667,192,259    14,141,284      80,100,315     47,883,396
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
     $156,654,948    $1,551,776,783   $124,883,117   $430,515,565   $1,640,237,707   $35,788,439    $124,950,194    $89,281,006
     ============    ==============   ============   ============   ==============   ===========    ============    ===========
     $    (30,227)   $           --   $         --   $   (178,759)  $      278,931   $    45,916    $    244,961    $        --
     ============    ==============   ============   ============   ==============   ===========    ============    ===========

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS
 JUNE 30, 2000
--------------------------------------------------------------------------------
1.   ORGANIZATION:
     The Hartford Mutual Funds, Inc. (the Company) is an open-end management investment company comprised of fourteen portfolios (each a "Fund" or together the "Funds"). The Funds are The Hartford Global Health Fund, The Hartford Global Technology Fund, The Hartford Small Company Fund, The Hartford Capital Appreciation Fund, The Hartford MidCap Fund, The Hartford International Opportunities Fund, The Hartford Global Leaders Fund, The Hartford Stock Fund, The Hartford Growth and Income Fund, The Hartford Dividend and Growth Fund, The Hartford Advisers Fund, The Hartford High Yield Fund, The Hartford Bond Income Strategy Fund, and The Hartford Money Market Fund. The company was organized under the laws of the State of Maryland and was registered with the Securities and Exchange Commission
     (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company, except for the Hartford Global Health Fund and the Hartford Global Technology Fund which are non-diversified.

     The Funds and their investment goals are listed below:

    The Hartford Global Health Fund                     --   Seeks long-term capital appreciation by investing
      (Global Health Fund)                                   at least 80% of its total assets in the equity
                                                             securities of health care companies worldwide.
    The Hartford Global Technology Fund                 --   Seeks long-term capital appreciation by investing
      (Global Technology Fund)                               at least 80% of its total assets in the equity
                                                             securities of technology companies worldwide.
    The Hartford Small Company Fund                     --   Seeks maximum capital appreciation by investing at
      (Small Company Fund)                                   least 65% of its total assets in common stocks of
                                                             companies with market capitalization within the
                                                             range represented by the Russell 2000 Index.
    The Hartford Capital Appreciation Fund              --   Seeks maximum capital appreciation by investing in
      (Capital Appreciation Fund)                            stocks of small, medium and large companies.
    The Hartford MidCap Fund                            --   Seeks to achieve long-term capital growth through
      (MidCap Fund)                                          capital appreciation by investing primarily in
                                                             equity securities.
    The Hartford International Opportunities Fund       --   Seeks growth of capital by investing primarily in
      (International Opportunities Fund)                     equity securities issued by non-U.S. companies.
    The Hartford Global Leaders Fund                    --   Seeks growth of capital by investing primarily in
      (Global Leaders Fund)                                  high-quality U.S. and non-U.S. companies.
    The Hartford Stock Fund                             --   Seeks long-term growth of capital with income as a
      (Stock Fund)                                           secondary consideration by investing primarily in
                                                             equity securities.
    The Hartford Growth and Income Fund                 --   Seeks growth of capital and current income by
      (Growth and Income Fund)                               investing primarily in equity securities with
                                                             earnings growth potential and steady or rising
                                                             dividends.
    The Hartford Dividend and Growth Fund               --   Seeks a high level of current income consistent
      (Dividend and Growth Fund)                             with growth of capital by investing primarily in
                                                             equity securities.
    The Hartford Advisers Fund                          --   Seeks maximum long-term total rate of return by
      (Advisers Fund)                                        investing in common stocks and other equity
                                                             securities, bonds and other debt securities and
                                                             money market instruments.
    The Hartford High Yield Fund                        --   Seeks high current income, growth of capital is a
      (High Yield Fund)                                      secondary objective.

--------------------------------------------------------------------------------

    The Hartford Bond Income Strategy Fund              --   Seeks a high level of current income consistent
      (Bond Income Strategy Fund)                            with a competitive total return, as compared to
                                                             bond funds with similar investment objectives and
                                                             policies, by investing primarily in debt
                                                             securities.
    The Hartford Money Market Fund                      --   Seeks maximum current income consistent with
      (Money Market Fund)                                    liquidity and preservation of capital.

     Each Fund is divided into Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held. Class C Shares are sold with a front-end sales charge of up to 1% and a deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation--Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then such securities are valued at the mean between the bid and asked prices. The difference between amortized cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in shareholders equity.

         Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. (See note 2 g)

     c) Foreign Currency Transactions--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

         The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 2000
--------------------------------------------------------------------------------

         Net realized and unrealized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid are reported as net realized gain (loss) on foreign currency transactions and net unrealized appreciation (depreciation) on translation of other assets and liabilities in foreign currencies, respectively.

     d) Securities Lending--The Global Health Fund, the Global Technology Fund, the Small Company Fund, the Capital Appreciation Fund, the MidCap Fund, the International Opportunities Fund, the Global Leaders Fund, the Stock Fund, the Growth and Income Fund, the Dividend and Growth Fund, the Advisers Fund and the Bond Income Strategy Fund may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. As of June 30, 2000, the market value of the securities loaned and the market value of the collateral were as follows:

                                                                    VALUE OF SECURITIES LOANED   VALUE OF COLLATERAL
                                                                    --------------------------   -------------------
        Global Health Fund........................................         $  1,138,174             $  1,162,500
        Small Company Fund........................................            4,506,516                4,838,200
        Capital Appreciation Fund.................................          119,129,634              123,070,100
        MidCap Fund...............................................           52,955,761               54,401,200
        International Opportunities Fund..........................            1,860,656                1,930,542
        Global Leaders Fund.......................................           11,234,411               11,665,400
        Stock Fund................................................           50,677,061               52,185,300
        Growth and Income Fund....................................            5,174,156                5,260,200
        Dividend and Growth Fund..................................           12,612,396               13,308,400
        Advisers Fund.............................................           59,921,181               61,621,750

     e) Repurchase Agreements--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security
         (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Fund's custodian State Street Bank.

     f) Joint Trading Account--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

     g) Futures, Options on Futures and Options Transactions--The Funds enter into futures contracts to retain their cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is

--------------------------------------------------------------------------------

         the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.
         At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

         The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Net Assets. Change in the value of the futures contracts may decrease the effectiveness of the Fund's strategies and potentially result in loss.

         The premium paid by the Fund for the purchase of a call or put option is included in the Funds' Statement of Net Assets as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option purchased as of the end of the reporting period. If an option, which a Fund has purchased, expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise will be increased by the premium originally paid to buy the call.

         The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets, which increases the Funds return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

         The Fund's option activity was as follows as of June 30, 2000:

                     THE HARTFORD DIVIDEND AND GROWTH FUND
                  OPTIONS CONTRACTS WRITTEN DURING THE PERIOD

                                                                      NUMBER OF     DOLLAR
                               WRITTEN CALLS                          CONTRACTS    AMOUNTS
        ------------------------------------------------------------  ---------    --------
        Beginning of Period.........................................      --       $     --
        During the Period...........................................     139         15,821
        Expired during the period...................................      --             --
        Closed during the period....................................    (139)       (15,821)
        Exercised during the period.................................      --             --
                                                                        ----       --------
        Balance at the end of period................................      --             --
                                                                        ====       ========

     h) Forward Foreign Currency Contracts--As of June 30, 2000, the Global Health Fund, the Small Company Fund, the Capital Appreciation Fund, the International Opportunities Fund and the Global Leaders Fund entered into forward foreign currency exchange contracts that obligate the Fund to repurchase/replace or sell currencies at specified future dates. The Fund enters into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 2000
--------------------------------------------------------------------------------

         Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

     i) Indexed Securities--The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

     j) Federal Income Taxes--For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     k) Fund Share Valuation and Dividend Distributions to Shareholders--Orders for the Funds' shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend data in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

         Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Global Health Fund, the Global Technology Fund, the Small Company Fund, the Capital Appreciation Fund, the MidCap Fund, the International Opportunities Fund, the Global Leaders Fund and the Stock Fund will be declared and paid annually; dividends from net investment income of the Growth and Income Fund, the Dividend and Growth Fund, and the Advisers Fund will be declared and paid quarterly; dividends from the net investment income of the High Yield Fund and the Bond Income Strategy Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

         Net investment income and net realized capital gains available for distribution are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts.

     l) Organizational Costs--Costs incurred by the Funds in connection with their organization have been deferred and are being amortized on a straight line basis over five years. The unamortized deferred organizational costs of each Fund as of June 30, 2000 are included in the excess of cash, receivables and other assets over liabilities or the excess of liabilities cash, receivables and other assets, as applicable, in each Fund's Statement of Net Assets.

--------------------------------------------------------------------------------

    m) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     n) Restricted Securities--Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

         At June 30, 2000, the Funds held the following restricted securities (excluding 144A issues):

                                                                                                        PERCENTAGE OF
                                                               ACQUISITION  ACQUISITION     MARKET         FUND'S
                    FUND                     SECURITY             DATE         COST          VALUE       NET ASSETS
        -----------------------------  ---------------------   -----------  -----------   -----------   -------------
        Capital Appreciation Fund....  Tricord Systems, Inc       04/13/00  $ 9,700,000   $19,710,703       0.83%
        Capital Appreciation Fund....  BarPoint.com               03/29/00  $11,017,201   $ 5,061,026       0.21%

3.   EXPENSES:

     a) Investment Management and Advisory Agreements--Hartford Investment Financial Services Company (HIFSCO), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement dated March 3, 1997. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services to the Global Health Fund, Global Technology Fund, Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with HIMCO, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management services for the High Yield Fund, Bond Income Strategy Fund and Money Market Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington or HIMCO.

         The schedule below reflects the rates of compensation paid to HIFSCO for services rendered:

                               MONEY MARKET FUND

AVERAGE DAILY NET ASSETS          ANNUAL FEE
--------------------------------  ----------
On first $500 million                .50%
On next $500 million                 .45%
Over $1 billion                      .40%

                           BOND INCOME STRATEGY FUND

AVERAGE DAILY NET ASSETS          ANNUAL FEE
--------------------------------  ----------
On first $500 million                .65%
On next $500 million                 .55%
Over $1 billion                      .50%

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 2000
--------------------------------------------------------------------------------

                  DIVIDEND AND GROWTH FUND, ADVISERS FUND AND
                                HIGH YIELD FUND

AVERAGE DAILY NET ASSETS          ANNUAL FEE
--------------------------------  ----------
On first $500 million                .75%
On next $500 million                 .65%
Over $1 billion                      .60%

                   CAPITAL APPRECIATION FUND, STOCK FUND, AND
                             GROWTH AND INCOME FUND

AVERAGE DAILY NET ASSETS          ANNUAL FEE
--------------------------------  ----------
On first $500 million                .80%
On next $500 million                 .70%
Over $1 billion                      .65%

                 SMALL COMPANY FUND, MIDCAP FUND, INTERNATIONAL
                  OPPORTUNITIES FUND, AND GLOBAL LEADERS FUND

AVERAGE DAILY NET ASSETS          ANNUAL FEE
--------------------------------  ----------
On first $500 million                .85%
On next $500 million                 .75%
Over $1 billion                      .70%

                 GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

AVERAGE DAILY NET ASSETS          ANNUAL FEE
--------------------------------  ----------
On first $500 million                1.00%
On next $500 million                  .95%
Over $1 billion                       .90%

     b) Distribution and Service Plan for Class A, B and C Shares--HIFSCO, is the principal underwriter and distributor of the Funds. HIFSCO is solely engaged in distribution activities which include marketing, distribution and clearing of shares through broker-dealers, financing distribution costs, supervising the activities of the transfer agent and maintaining financial books and records. As of June 30, 2000, the following revenues were received by HIFSCO:

                                               FRONT-END                   CONTINGENT DEFERRED
                                              SALES CHARGE                    SALES CHARGE
                                             --------------                -------------------
                HIFSCO                        $44,195,782                      $2,685,041

        The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for the distribution of Class A, Class B, and Class C shares and servicing the accounts of Class A, Class B and Class C shareholders. The Class A plan provides for periodic payments to brokers who provide services to accounts that hold Class A shares and for promotional and other sales related costs. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund, some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Class A Rule 12b-1 fee for each Fund has been voluntarily capped at 0.30%. The cap may be removed at any time. Some or the entire 12b-1 fee for Class B shares may be paid to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the

--------------------------------------------------------------------------------

        Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is intended as a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares the Class A plan described above will apply to those shares. For Class C shares, some or the entire fee may be re-allocated to broker-dealers for distribution and/or shareholder account services. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. There is no distribution plan for Class Y shares.

     c) Operating Expenses--Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund. The Hartford has agreed to limit the total operating expenses of the Class A, B, C and Y shares of all the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least April 30, 2001 as follows:

        FUND                                                      CLASS A     CLASS B     CLASS C    CLASS Y
        -------------------------------------------------------  ---------   ---------   ---------   ---------
        Global Health Fund.....................................    1.65%       2.35%       2.35%       1.20%
        Global Technology Fund.................................    1.65%       2.35%       2.35%       1.20%
        Small Company Fund.....................................    1.45%       2.15%       2.15%       1.00%
        Capital Appreciation Fund..............................    1.45%       2.15%       2.15%       1.00%
        MidCap Fund............................................    1.45%       2.15%       2.15%       1.00%
        International Opportunities Fund.......................    1.65%       2.35%       2.35%       1.20%
        Global Leaders Fund....................................    1.65%       2.35%       2.35%       1.20%
        Stock Fund.............................................    1.45%       2.15%       2.15%       1.00%
        Growth and Income Fund.................................    1.45%       2.15%       2.15%       1.00%
        Dividend and Growth Fund...............................    1.40%       2.10%       2.10%       0.95%
        Advisers Fund..........................................    1.40%       2.10%       2.10%       0.95%
        High Yield Bond Fund...................................    1.40%       2.10%       2.10%       0.95%
        Bond Income Strategy Fund..............................    1.25%       1.95%       1.95%       0.80%
        Money Market Fund......................................    1.00%       1.70%       1.70%       0.55%

        The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after April 30, 2001.

        Amounts incurred which exceed the above limits are deducted from expenses and are reported as expense waivers and reimbursements on the Statement of Operations.

     d) Other Related Party Transactions--The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting, for the Funds. Certain officers of the Funds are directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds.

     e) Expense Offset--The Funds have entered into certain expense offset arrangements with the Custodian bank. The amount of the Funds' expense reductions is shown on the accompanying Statement of Operations as custodian fees expense offset.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 2000
--------------------------------------------------------------------------------

4.   AFFILIATE HOLDINGS:

     a) As of June 30, 2000, affiliates of The Hartford had ownership of shares in the Funds as follows:

        FUND                                                     CLASS A     CLASS B    CLASS C   CLASS Y
        ------------------------------------------------------  ---------   ---------   -------   -------
        Global Health Fund....................................    700,000     100,000   100,000   100,000
        Global Technology Fund................................    700,000     100,000   100,000   100,000
        Growth and Income Fund................................         --          --        --    30,585
        High Yield Fund.......................................    800,120     113,009   113,022   114,866
        Bond Income Strategy Fund.............................         --     328,117     1,031   223,271

5.   INVESTMENT TRANSACTIONS:

     For the year ended June 30, 2000, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                                          PROCEEDS FROM
                                    FUND                              COST OF PURCHASES       SALES
        ------------------------------------------------------------  -----------------   --------------
        Global Health Fund..........................................   $   32,810,978     $    3,599,021
        Global Technology Fund......................................       47,773,206          6,423,569
        Small Company Fund..........................................      382,422,384        263,674,769
        Capital Appreciation Fund...................................    2,378,220,852      1,757,067,629
        MidCap Fund.................................................      509,398,184        281,854,982
        International Opportunities Fund............................      147,807,526         95,142,509
        Global Leaders Fund.........................................      820,252,376        581,879,423
        Stock Fund..................................................      826,030,545        376,649,764
        Growth and Income Fund......................................      174,996,134         63,949,926
        Dividend and Growth Fund....................................      174,730,483        149,845,154
        Advisers Fund...............................................      550,136,706        342,489,276
        High Yield Fund.............................................       18,667,555         15,110,972
        Bond Income Strategy Fund...................................       75,481,478        102,343,707

--------------------------------------------------------------------------------

6.   TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:
     As of June 30, 2000, the aggregate gross unrealized appreciation and depreciation of all investments, based on cost for federal income tax purposes, was as follows:

                                                                   AGGREGATE GROSS    AGGREGATE GROSS
                                                                      UNREALIZED        UNREALIZED      NET UNREALIZED
                          FUND                       TAX COST        APPRECIATION      DEPRECIATION      APPRECIATION
        ----------------------------------------  --------------   ----------------   ---------------   --------------
        Global Health Fund......................  $   31,053,153     $  4,209,151      $   (200,759)     $  4,008,392
        Global Technology Fund..................      43,621,775        3,973,265        (1,368,196)        2,605,069
        Small Company Fund......................     337,218,122       58,700,283       (22,302,101)       36,398,182
        Capital Appreciation Fund...............   2,230,539,875      409,151,545      (250,430,862)      158,720,683
        MidCap Fund.............................     489,370,673       76,737,274       (23,566,737)       53,170,537
        International Opportunities Fund........     166,532,987       17,820,904        (7,832,918)        9,987,986
        Global Leaders Fund.....................     401,324,676       31,423,153       (10,199,728)       21,223,424
        Stock Fund..............................   1,808,230,068      332,125,556      (140,855,379)      191,270,177
        Growth and Income Fund..................     241,812,971       25,780,908       (16,923,763)        8,857,145
        Dividend and Growth Fund................     434,950,286       57,918,437       (46,020,701)       11,897,736
        Advisers Fund...........................   1,737,469,071      217,116,244      (101,648,528)      115,467,716
        High Yield Fund.........................      38,060,406          336,581        (1,832,784)       (1,496,203)
        Bond Income Strategy Fund...............     102,597,858          913,625        (2,106,506)       (1,192,881)

7.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the six months ended June 30, 2000:

                                   GLOBAL HEALTH FUND          GLOBAL TECHNOLOGY FUND           SMALL COMPANY FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS A
        Shares sold...........   1,606,120   $ 16,517,241      2,197,063   $  21,676,416      3,629,351   $  76,845,060
        Shares issued on
          reinvestment of
          distributions.......          --             --             --              --        353,020       6,901,527
        Shares redeemed.......     (10,395)      (111,934)       (16,954)       (174,709)      (901,245)    (18,587,181)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   1,595,725   $ 16,405,307      2,180,109   $  21,501,707      3,081,126   $  65,159,406
                                ==========   ============   ============   =============   ============   =============

                                         CAPITAL                                                  INTERNATIONAL
                                    APPRECIATION FUND               MIDCAP FUND                 OPPORTUNITIES FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS A
        Shares sold...........  10,901,056   $364,748,565      5,985,343   $ 119,356,005      4,044,117   $  59,873,993
        Shares issued on
          reinvestment of
          distributions.......   1,716,426     54,220,154        398,626       8,016,793         22,941         332,641
        Shares redeemed.......  (2,457,065)   (81,180,152)      (621,414)    (11,911,932)    (1,985,490)    (29,359,151)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........  10,160,417   $337,788,567      5,762,555   $ 115,460,866      2,081,568   $  30,847,483
                                ==========   ============   ============   =============   ============   =============

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 2000
--------------------------------------------------------------------------------

                                   GLOBAL LEADERS FUND               STOCK FUND               GROWTH AND INCOME FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS A
        Shares sold...........   7,459,702   $141,896,948     11,410,435   $ 268,237,919      6,207,751   $  84,044,403
        Shares issued on
          reinvestment of
          distributions.......      51,629        975,314        350,843       8,269,395         87,177       1,191,724
        Shares redeemed.......  (1,086,508)   (20,634,018)    (2,642,425)    (61,907,332)      (629,714)     (8,490,183)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   6,424,823   $122,238,244      9,118,853   $ 214,599,982      5,665,214   $  76,745,944
                                ==========   ============   ============   =============   ============   =============

                                DIVIDEND AND GROWTH FUND           ADVISERS FUND                 HIGH YIELD FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS A
        Shares sold...........   2,945,225   $ 48,408,086      9,885,944   $ 168,255,924        643,394   $   6,086,946
        Shares issued on
          reinvestment of
          distributions.......     130,708      2,158,794        788,472      13,441,435         81,621         765,552
        Shares redeemed.......  (1,984,714)   (32,328,513)    (4,101,578)    (69,681,868)      (339,084)     (3,204,105)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   1,091,219   $ 18,238,367      6,572,838   $ 112,015,491        385,931   $   3,648,393
                                ==========   ============   ============   =============   ============   =============

                                BOND INCOME STRATEGY FUND        MONEY MARKET FUND
                                -------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT
                                ----------   ------------   ------------   -------------
        CLASS A
        Shares sold...........   1,561,139   $ 15,545,971    131,741,741   $ 131,741,741
        Shares issued on
          reinvestment of
          distributions.......     106,542      1,055,756        923,292         923,292
        Shares redeemed.......  (3,765,057)   (37,303,399)  (136,653,572)   (136,653,572)
                                ----------   ------------   ------------   -------------
        Net (Decrease)........  (2,097,376)  $(20,701,672)    (3,988,539)  $  (3,988,539)
                                ==========   ============   ============   =============

                                   GLOBAL HEALTH FUND          GLOBAL TECHNOLOGY FUND           SMALL COMPANY FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS B
        Shares sold...........     504,428   $  5,267,169        916,650   $   9,071,610      1,490,904   $  31,135,689
        Shares issued on
          reinvestment of
          distributions.......          --             --             --              --        154,253       2,924,438
        Shares redeemed.......      (1,243)       (12,825)        (2,659)        (25,005)      (553,547)    (11,040,536)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     503,185   $  5,254,344        913,991   $   9,046,605      1,091,610   $  23,019,591
                                ==========   ============   ============   =============   ============   =============

                                         CAPITAL                                                  INTERNATIONAL
                                    APPRECIATION FUND               MIDCAP FUND                 OPPORTUNITIES FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS B
        Shares sold...........   5,412,362   $177,198,360      2,698,258   $  52,999,327        619,094   $   9,140,341
        Shares issued on
          reinvestment of
          distributions.......   1,161,902     35,612,234        178,677       3,527,059          6,919          98,240
        Shares redeemed.......  (1,018,895)   (33,256,118)      (239,257)     (4,547,727)      (219,680)     (3,310,829)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   5,555,369   $179,554,476      2,637,678   $  51,978,659        406,333   $   5,927,752
                                ==========   ============   ============   =============   ============   =============

--------------------------------------------------------------------------------

                                   GLOBAL LEADERS FUND               STOCK FUND               GROWTH AND INCOME FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS B
        Shares sold...........   2,382,658   $ 44,864,588      5,336,748   $ 122,146,162      1,274,373   $  16,982,718
        Shares issued on
          reinvestment of
          distributions.......      16,705        311,896        204,992       4,698,241         19,981         269,327
        Shares redeemed.......    (135,037)    (2,552,381)    (1,649,964)    (37,628,341)      (239,010)     (3,190,792)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   2,264,326   $ 42,624,103      3,891,776   $  89,216,062      1,055,344   $  14,061,253
                                ==========   ============   ============   =============   ============   =============

                                DIVIDEND AND GROWTH FUND           ADVISERS FUND                 HIGH YIELD FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS B
        Shares sold...........     769,786   $ 12,503,180      5,668,166   $  95,307,036        248,815   $   2,356,331
        Shares issued on
          reinvestment of
          distributions.......      35,750        584,864        478,559       8,066,931         21,149         198,352
        Shares redeemed.......  (1,250,505)   (20,098,376)    (3,225,477)    (54,117,345)      (262,191)     (2,494,708)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net (Decrease)
          Increase............    (444,969)  $ (7,010,332)     2,921,248   $  49,256,622          7,773   $      59,975
                                ==========   ============   ============   =============   ============   =============

                                BOND INCOME STRATEGY FUND        MONEY MARKET FUND
                                -------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT
                                ----------   ------------   ------------   -------------
        CLASS B
        Shares sold...........     350,941   $  3,469,729     12,088,134   $  12,088,134
        Shares issued on
          reinvestment of
          distributions.......      48,382        478,138        348,923         348,923
        Shares redeemed.......    (477,811)    (4,732,105)   (23,242,045)    (23,242,045)
                                ----------   ------------   ------------   -------------
        Net (Decrease)........     (78,488)  $   (784,238)   (10,804,988)  $ (10,804,988)
                                ==========   ============   ============   =============

                                   GLOBAL HEALTH FUND          GLOBAL TECHNOLOGY FUND           SMALL COMPANY FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS C
        Shares sold...........     766,934   $  7,959,949      1,182,272   $  11,529,230      2,030,706   $  42,056,914
        Shares issued on
          reinvestment of
          distributions.......          --             --             --              --        168,340       3,193,245
        Shares redeemed.......     (22,243)      (221,788)        (5,168)        (53,445)      (210,747)     (4,255,588)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     744,691   $  7,738,161      1,177,104   $  11,475,785      1,988,299   $  40,994,571
                                ==========   ============   ============   =============   ============   =============

                                         CAPITAL                                                  INTERNATIONAL
                                    APPRECIATION FUND               MIDCAP FUND                 OPPORTUNITIES FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS C
        Shares sold...........   6,682,592   $219,240,224      3,553,710   $  69,616,222      1,207,968   $  17,710,634
        Shares issued on
          reinvestment of
          distributions.......     644,145     19,723,491        207,222       4,092,708          7,091         100,255
        Shares redeemed.......    (431,226)   (13,897,953)      (167,013)     (3,262,938)      (158,717)     (2,294,605)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   6,895,511   $225,065,762      3,593,919   $  70,445,992      1,056,342   $  15,516,284
                                ==========   ============   ============   =============   ============   =============

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 2000
--------------------------------------------------------------------------------

                                   GLOBAL LEADERS FUND               STOCK FUND               GROWTH AND INCOME FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS C
        Shares sold...........   4,586,669   $ 86,641,800      7,383,339   $ 169,028,629      2,041,104   $  27,241,787
        Shares issued on
          reinvestment of
          distributions.......      31,919        595,918        170,710       3,910,622         31,101         419,555
        Shares redeemed.......    (183,446)    (3,466,139)    (1,359,622)    (30,897,637)      (274,974)     (3,625,775)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   4,435,142   $ 83,771,579      6,194,427   $ 142,041,614      1,797,231   $  24,035,567
                                ==========   ============   ============   =============   ============   =============

                                DIVIDEND AND GROWTH FUND           ADVISERS FUND                 HIGH YIELD FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS C
        Shares sold...........   1,216,720   $ 19,824,836      6,266,466   $ 106,296,488        463,131   $   4,379,559
        Shares issued on
          reinvestment of
          distributions.......      18,853        307,871        304,314       5,174,628         25,816         242,208
        Shares redeemed.......    (482,725)    (7,772,153)    (2,565,573)    (43,366,190)      (483,466)     (4,562,281)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     752,848   $ 12,360,554      4,005,207   $  68,104,926          5,481   $      59,486
                                ==========   ============   ============   =============   ============   =============

                                 BOND INCOME STRATEGY FUND        MONEY MARKET FUND
                                 -------------------------   ---------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------
        CLASS C
        Shares sold............     512,353   $  5,090,048    13,060,704   $  13,060,704
        Shares issued on
          reinvestment of
          distributions........      34,098        338,084       185,799         185,799
        Shares redeemed........    (915,894)    (9,065,617)  (14,173,742)    (14,173,742)
                                 ----------   ------------   -----------   -------------
        Net (Decrease).........    (369,443)  $ (3,637,485)     (927,239)  $    (927,239)
                                 ==========   ============   ===========   =============

                                   GLOBAL HEALTH FUND          GLOBAL TECHNOLOGY FUND           SMALL COMPANY FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS Y
        Shares sold...........     112,691   $  1,132,395         99,996   $     999,954        780,549   $  17,046,490
        Shares issued on
          reinvestment of
          distributions.......          --             --             --              --        105,417       2,104,129
        Shares redeemed.......          --             --             --              --       (301,366)     (6,397,426)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     112,691   $  1,132,395         99,996   $     999,954        584,600   $  12,753,193
                                ==========   ============   ============   =============   ============   =============

                                         CAPITAL                                                  INTERNATIONAL
                                    APPRECIATION FUND               MIDCAP FUND                 OPPORTUNITIES FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS Y
        Shares sold...........     579,494   $ 19,876,489      1,135,235   $  22,862,235        618,659   $   9,226,125
        Shares issued on
          reinvestment of
          distributions.......     121,565      3,920,482         64,956       1,321,204          6,386          93,624
        Shares redeemed.......    (219,789)    (7,441,691)      (232,366)     (4,530,639)      (597,992)     (9,043,914)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     481,270   $ 16,355,280        967,825   $  19,652,800         27,053   $     275,835
                                ==========   ============   ============   =============   ============   =============

--------------------------------------------------------------------------------

                                   GLOBAL LEADERS FUND               STOCK FUND               GROWTH AND INCOME FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS Y
        Shares sold...........     273,589   $  5,175,267         86,573   $   2,004,699          1,383   $      19,125
        Shares issued on
          reinvestment of
          distributions.......       2,113         40,282         11,935         286,320            281           3,879
        Shares redeemed.......     (73,767)    (1,407,896)        (9,698)       (234,919)        (1,114)        (15,402)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     201,935   $  3,807,653         88,810   $   2,056,100            550   $       7,602
                                ==========   ============   ============   =============   ============   =============

                                DIVIDEND AND GROWTH FUND           ADVISERS FUND                 HIGH YIELD FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS Y
        Shares sold...........     158,994   $  2,660,404        283,417   $   4,893,056         46,583   $     435,845
        Shares issued on
          reinvestment of
          distributions.......      12,619        209,890         70,675       1,217,068          9,998          94,076
        Shares redeemed.......    (285,254)    (4,685,562)      (497,184)     (8,463,148)       (49,073)       (467,496)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net (Decrease)
          Increase............    (113,641)  $ (1,815,268)      (143,092)  $  (2,353,024)         7,508   $      62,425
                                ==========   ============   ============   =============   ============   =============

                                BOND INCOME STRATEGY FUND        MONEY MARKET FUND
                                -------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT
                                ----------   ------------   ------------   -------------
        CLASS Y
        Shares sold...........     143,969   $  1,435,911     14,696,109   $  14,696,109
        Shares issued on
          reinvestment of
          distributions.......      85,853        857,230        277,810         277,810
        Shares redeemed.......    (252,184)    (2,514,560)   (10,192,224)    (10,192,224)
                                ----------   ------------   ------------   -------------
        Net (Decrease)
          Increase............     (22,362)  $   (221,419)     4,781,695   $   4,781,695
                                ==========   ============   ============   =============

     The following information is for the year ended December 31, 1999:

                                                                      CAPITAL
                                   SMALL COMPANY FUND            APPRECIATION FUND                 MIDCAP FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS A
        Shares sold...........   3,760,588   $ 61,444,712     17,132,657   $ 429,550,559      4,944,632   $  72,887,120
        Shares issued on
          reinvestment of
          distributions.......     303,001      5,141,928      1,500,335      38,948,633        194,216       2,854,626
        Shares redeemed.......  (1,539,996)   (23,713,789)   (11,359,493)   (274,058,361)      (465,538)     (6,457,213)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   2,523,593   $ 42,872,851      7,273,499   $ 194,440,831      4,673,310   $  69,284,533
                                ==========   ============   ============   =============   ============   =============

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 2000
--------------------------------------------------------------------------------

                                      INTERNATIONAL
                                   OPPORTUNITIES FUND           GLOBAL LEADERS FUND                 STOCK FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS A
        Shares sold...........   2,753,214   $ 37,033,274      4,365,844   $  65,439,185     20,851,634   $ 449,994,973
        Shares issued on
          reinvestment of
          distributions.......     244,037      3,309,439         21,470         324,914        526,097      11,447,827
        Shares redeemed.......  (1,587,489)   (21,241,636)      (125,375)     (1,868,657)    (3,145,626)    (68,288,862)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   1,409,762   $ 19,101,077      4,261,939   $  63,895,442     18,232,105   $ 393,153,938
                                ==========   ============   ============   =============   ============   =============

                                       GROWTH AND                   DIVIDEND AND
                                       INCOME FUND                  GROWTH FUND                   ADVISERS FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS A
        Shares sold...........   4,727,628   $ 59,180,028      5,320,164   $  89,834,374     23,551,776   $ 384,202,292
        Shares issued on
          reinvestment of
          distributions.......      32,196        401,479        417,081       6,939,042      1,195,139      19,491,912
        Shares redeemed.......    (281,891)    (3,523,181)    (2,352,256)    (39,655,926)    (4,159,552)    (68,210,726)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   4,477,933   $ 56,058,326      3,384,989   $  57,117,490     20,587,363   $ 335,483,478
                                ==========   ============   ============   =============   ============   =============

                                     HIGH YIELD FUND         BOND INCOME STRATEGY FUND          MONEY MARKET FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS A
        Shares sold...........   1,125,938   $ 11,343,018      5,113,032   $  52,408,089    272,100,330   $ 272,100,330
        Shares issued on
          reinvestment of
          distributions.......     103,149      1,026,544        278,056       2,845,516      1,715,898       1,715,898
        Shares redeemed.......    (276,835)    (2,739,363)    (4,001,435)    (40,688,692)  (258,577,492)   (258,577,492)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     952,252   $  9,630,199      1,389,653   $  14,564,913     15,238,736   $  15,238,736
                                ==========   ============   ============   =============   ============   =============

                                                                      CAPITAL
                                   SMALL COMPANY FUND            APPRECIATION FUND                 MIDCAP FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS B
        Shares sold...........   1,369,679   $ 21,996,970      5,486,383   $ 137,531,439      2,256,776   $  33,109,904
        Shares issued on
          reinvestment of
          distributions.......     149,956      2,483,264      1,125,768      28,526,980         81,856       1,187,643
        Shares redeemed.......    (248,006)    (3,698,440)    (2,686,297)    (61,871,174)      (158,315)     (2,277,155)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   1,271,629   $ 20,781,794      3,925,854   $ 104,187,245      2,180,317   $  32,020,392
                                ==========   ============   ============   =============   ============   =============

--------------------------------------------------------------------------------

                                      INTERNATIONAL
                                   OPPORTUNITIES FUND           GLOBAL LEADERS FUND                 STOCK FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS B
        Shares sold...........     574,658   $  7,647,789      1,324,892   $  19,897,765     11,838,413   $ 249,542,118
        Shares issued on
          reinvestment of
          distributions.......      84,354      1,112,399          5,948          89,328        342,909       7,286,837
        Shares redeemed.......    (157,042)    (2,011,118)       (33,054)       (497,844)    (1,699,047)    (36,059,271)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     501,970   $  6,749,070      1,297,786   $  19,489,249     10,482,275   $ 220,769,684
                                ==========   ============   ============   =============   ============   =============

                                       GROWTH AND                   DIVIDEND AND
                                       INCOME FUND                  GROWTH FUND                   ADVISERS FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS B
        Shares sold...........   1,245,828   $ 15,412,853      1,876,535   $  31,365,499     19,762,562   $ 319,268,158
        Shares issued on
          reinvestment of
          distributions.......       9,109        112,585        166,646       2,745,631        790,072      12,760,975
        Shares redeemed.......     (64,745)      (813,289)    (1,315,125)    (21,930,726)    (2,885,720)    (46,756,194)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   1,190,192   $ 14,712,149        728,056   $  12,180,404     17,666,914   $ 285,272,939
                                ==========   ============   ============   =============   ============   =============

                                     HIGH YIELD FUND         BOND INCOME STRATEGY FUND          MONEY MARKET FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS B
        Shares sold...........     682,871   $  6,833,458      1,541,126   $  15,918,417     38,057,968   $  38,057,968
        Shares issued on
          reinvestment of
          distributions.......      23,655        234,662         79,765         812,776        663,634         663,634
        Shares redeemed.......    (172,326)    (1,711,605)    (1,018,256)    (10,428,971)   (24,895,599)    (24,895,599)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     534,200   $  5,356,515        602,635   $   6,302,222     13,826,003   $  13,826,003
                                ==========   ============   ============   =============   ============   =============

                                                                      CAPITAL
                                   SMALL COMPANY FUND            APPRECIATION FUND                 MIDCAP FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS C
        Shares sold...........   2,060,942   $ 30,851,414      7,560,679   $ 157,604,569      2,840,054   $  41,227,293
        Shares issued on
          reinvestment of
          distributions.......      90,138      1,492,691        283,934       7,186,383         67,209         974,487
        Shares redeemed.......    (455,873)    (5,257,513)    (2,186,627)    (26,455,935)      (233,253)     (2,824,503)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   1,695,207   $ 27,086,592      5,657,986   $ 138,335,017      2,674,010   $  39,377,277
                                ==========   ============   ============   =============   ============   =============

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 2000
--------------------------------------------------------------------------------

                                      INTERNATIONAL
                                   OPPORTUNITIES FUND           GLOBAL LEADERS FUND                 STOCK FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS C
        Shares sold...........   2,306,225   $ 29,954,252      2,319,757   $  35,679,872     17,711,133   $ 305,194,693
        Shares issued on
          reinvestment of
          distributions.......      45,938        609,023          7,880         118,665        207,044       4,399,676
        Shares redeemed.......  (1,566,374)   (20,265,450)       (31,067)       (478,126)    (5,752,627)    (67,877,982)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     785,789   $ 10,297,825      2,296,570   $  35,320,411     12,165,550   $ 241,716,387
                                ==========   ============   ============   =============   ============   =============

                                       GROWTH AND                   DIVIDEND AND
                                       INCOME FUND                  GROWTH FUND                   ADVISERS FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS C
        Shares sold...........   2,347,004   $ 28,680,724      3,555,785   $  49,109,987     29,104,382   $ 384,854,870
        Shares issued on
          reinvestment of
          distributions.......      13,060        161,417         52,183         859,191        427,920       6,978,120
        Shares redeemed.......    (530,873)    (6,104,084)    (1,507,127)    (16,732,056)   (12,322,395)   (139,084,944)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........   1,829,191   $ 22,738,057      2,100,841   $  33,237,122     17,209,907   $ 252,748,046
                                ==========   ============   ============   =============   ============   =============

                                     HIGH YIELD FUND         BOND INCOME STRATEGY FUND          MONEY MARKET FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS C
        Shares sold...........   2,788,222   $ 27,549,111      3,004,947   $  30,503,048     21,617,714   $  21,617,714
        Shares issued on
          reinvestment of
          distributions.......      37,104        368,399         53,721         545,179        182,163         182,163
        Shares redeemed.......  (2,170,050)   (21,288,665)    (1,721,039)    (17,363,114)   (13,099,122)    (13,099,122)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     655,276   $  6,628,845      1,337,629   $  13,685,113      8,700,755   $   8,700,755
                                ==========   ============   ============   =============   ============   =============

                                                                      CAPITAL
                                   SMALL COMPANY FUND            APPRECIATION FUND                 MIDCAP FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS Y
        Shares sold...........   1,105,654   $ 18,224,158        834,468   $  22,250,544        826,147   $  12,004,963
        Shares issued on
          reinvestment of
          distributions.......     113,860      1,965,221        117,431       3,099,008         34,177         506,426
        Shares redeemed.......    (288,098)    (4,306,860)      (288,266)     (7,246,175)      (160,502)     (2,320,795)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     931,416   $ 15,882,519        663,633   $  18,103,377        699,822   $  10,190,594
                                ==========   ============   ============   =============   ============   =============

--------------------------------------------------------------------------------

                                      INTERNATIONAL
                                   OPPORTUNITIES FUND           GLOBAL LEADERS FUND                 STOCK FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS Y
        Shares sold...........     934,516   $ 12,264,296        258,999   $   3,774,659      1,194,960   $  26,955,705
        Shares issued on
          reinvestment of
          distributions.......     110,289      1,513,560          1,414          21,340         14,304         315,839
        Shares redeemed.......    (319,867)    (4,199,859)       (54,462)       (766,792)      (309,807)     (6,626,405)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     724,938   $  9,577,997        205,951   $   3,029,207        899,457   $  20,645,139
                                ==========   ============   ============   =============   ============   =============

                                       GROWTH AND                   DIVIDEND AND
                                       INCOME FUND                  GROWTH FUND                   ADVISERS FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS Y
        Shares sold...........       1,959   $     26,413        613,422   $  10,405,590        722,914   $  11,856,528
        Shares issued on
          reinvestment of
          distributions.......         270          3,385         45,713         764,949        143,674       2,358,739
        Shares redeemed.......      (1,184)       (15,159)      (290,783)     (4,967,804)      (558,143)     (9,261,313)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........       1,045   $     14,639        368,352   $   6,202,735        308,445   $   4,953,954
                                ==========   ============   ============   =============   ============   =============

                                     HIGH YIELD FUND         BOND INCOME STRATEGY FUND          MONEY MARKET FUND
                                -------------------------   ----------------------------   ----------------------------
                                  SHARES        AMOUNT         SHARES         AMOUNT          SHARES         AMOUNT
                                ----------   ------------   ------------   -------------   ------------   -------------
        CLASS Y
        Shares sold...........     248,643   $  2,536,732      2,414,390   $  24,739,714     18,583,186   $  18,583,186
        Shares issued on
          reinvestment of
          distributions.......      17,526        175,285        109,446       1,119,836        385,914         385,914
        Shares redeemed.......    (131,314)    (1,320,042)      (712,868)     (7,402,779)   (15,336,984)    (15,336,984)
                                ----------   ------------   ------------   -------------   ------------   -------------
        Net Increase..........     134,855   $  1,391,975      1,810,968   $  18,456,771      3,632,116   $   3,632,116
                                ==========   ============   ============   =============   ============   =============

8.   CAPITAL LOSS CARRYOVER:

     At December 31, 1999 (tax year-end), the following Funds had capital loss forwards for U.S. federal tax purposes of:

                                                                            YEAR OF
                            FUND                                AMOUNT     EXPIRATION
------------------------------------------------------------  ----------   ----------
High Yield Fund.............................................  $  151,377      2007
Bond Income Strategy Fund...................................   1,559,112      2007

9.   LINE OF CREDIT:

     The Funds participate in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. As of June 30, 2000, the Funds did not have any borrowings under these facilities.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 JUNE 30, 2000
--------------------------------------------------------------------------------

10. REVERSE STOCK SPLIT FOR CLASS C:

     On February 11, 1999, a reverse stock split was declared for Class C of each of the following Funds, using the following reverse split percentages:

                                                           REVERSE SPLIT
                          FUND                              PERCENTAGES
---------------------------------------------------------  -------------
Small Company Fund.......................................    80.784331%
Capital Appreciation Fund................................    50.849102
MidCap Fund..............................................    89.020270
International Opportunities Fund.........................    81.545064
Stock Fund...............................................    53.974026
Growth and Income Fund...................................    98.582817
Dividend and Growth Fund.................................    62.727844
Advisers Fund............................................    64.258312
Bond Income Strategy Fund................................    93.451824

                      (This page intentionally left blank)

 THE HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                              -- SELECTED PER-SHARE DATA (a) --
                              ---------------------------------------------------------------------------------------------------
                                                          NET REALIZED                             DISTRIBUTIONS
                              NET ASSET        NET            AND          TOTAL      DIVIDENDS         FROM
                              VALUE AT     INVESTMENT      UNREALIZED       FROM       FROM NET       REALIZED      DISTRIBUTIONS
                              BEGINNING      INCOME         GAIN ON      INVESTMENT   INVESTMENT      CAPITAL           FROM
                              OF PERIOD      (LOSS)       INVESTMENTS    OPERATIONS     INCOME         GAINS           CAPITAL
                              ---------   -------------   ------------   ----------   ----------   --------------   -------------
THE HARTFORD GLOBAL HEALTH
 FUND
   From inception May 1,
     2000, through June 30,
     2000 (Unaudited)
   Class A..................   $10.00        $   --          $ 1.97        $ 1.97       $   --         $   --          $   --
   Class B..................    10.00         (0.01)           1.96          1.95           --             --              --
   Class C..................    10.00         (0.01)           1.96          1.95           --             --              --
   Class Y..................    10.00          0.01            1.96          1.97           --             --              --
THE HARTFORD GLOBAL
 TECHNOLOGY FUND
   From inception May 1,
     2000, through June 30,
     2000 (Unaudited)
   Class A..................    10.00         (0.01)           0.57          0.56           --             --              --
   Class B..................    10.00         (0.02)           0.57          0.55           --             --              --
   Class C..................    10.00         (0.02)           0.57          0.55           --             --              --
   Class Y..................    10.00         (0.01)           0.58          0.57           --             --              --
THE HARTFORD SMALL COMPANY
 FUND
   For the Six Months Ended
     June 30, 2000
     (Unaudited)
   Class A..................    20.48          0.05            0.66          0.71           --          (0.89)             --
   Class B..................    19.96          0.01            0.61          0.62           --          (0.89)             --
   Class C..................    19.97            --            0.62          0.62           --          (0.89)             --
   Class Y..................    20.84          0.05            0.74          0.79           --          (0.89)             --
   For the Year Ended
     December 31, 1999
   Class A..................    13.31         (0.05)           8.52          8.47           --          (1.30)             --
   Class B..................    13.09         (0.09)           8.26          8.17           --          (1.30)             --
   Class C..................    13.09(f)      (0.08)(f)        8.26(f)       8.18(f)        --(f)       (1.30)(f)          --(f)
   Class Y..................    13.47         (0.03)           8.70          8.67           --          (1.30)             --
   For the Year Ended
     December 31, 1998
   Class A..................    12.16         (0.06)           1.33          1.27           --          (0.12)             --
   Class B..................    12.04         (0.12)           1.29          1.17           --          (0.12)             --
   Class Y..................    12.24         (0.03)           1.38          1.35           --          (0.12)             --
   From inception August 1,
     1998, through December
     31, 1998
   Class C..................    12.49(f)      (0.02)(f)        0.62(f)       0.60(f)        --(f)          --(f)           --(f)
   For the Year Ended
     December 31, 1997
   Class A..................    10.68         (0.02)           2.05          2.03           --          (0.55)             --
   Class B..................    10.65         (0.03)           1.97          1.94           --          (0.55)             --
   Class Y..................    10.71         (0.01)           2.09          2.08           --          (0.55)             --
   From inception July 1,
     1996 to December 31,
     1996
   Class A..................    10.00         (0.02)           1.42          1.40           --          (0.72)             --
   Class B..................    10.00         (0.02)           1.39          1.37           --          (0.72)             --
   Class Y..................    10.00            --            1.43          1.43           --          (0.72)             --
THE HARTFORD CAPITAL
 APPRECIATION FUND
   For the Six Months Ended
     June 30, 2000
     (Unaudited)
   Class A..................    31.72          0.01            2.28          2.29           --          (1.66)             --
   Class B..................    30.92         (0.04)           2.16          2.12           --          (1.66)             --
   Class C..................    30.89         (0.07)           2.19          2.12           --          (1.66)             --
   Class Y..................    32.27          0.03            2.39          2.42           --          (1.66)             --
   For the Year Ended
     December 31, 1999
   Class A..................    20.42         (0.07)          13.28         13.21           --          (1.91)             --
   Class B..................    20.08         (0.19)          12.94         12.75           --          (1.91)             --
   Class C..................    20.08(f)      (0.12)(f)       12.84(f)      12.72(f)        --(f)       (1.91)(f)          --(f)
   Class Y..................    20.66            --           13.52         13.52           --          (1.91)             --
   For the Year Ended
     December 31, 1998
   Class A..................    19.90         (0.10)           0.75          0.65           --          (0.13)             --
   Class B..................    19.71         (0.21)           0.71          0.50           --          (0.13)             --
   Class Y..................    20.05         (0.06)           0.80          0.74           --          (0.13)             --
   From inception August 1,
     1998, through December
     31, 1998
   Class C..................    19.67(f)      (0.06)(f)        0.47(f)       0.41(f)        --(f)          --(f)           --(f)
   For the Year Ended
     December 31, 1997
   Class A..................    13.36         (0.03)           7.34          7.31           --          (0.77)             --
   Class B..................    13.32         (0.06)           7.22          7.16           --          (0.77)             --
   Class Y..................    13.38         (0.03)           7.47          7.44           --          (0.77)             --
   From inception July 1,
     1996 to December 31,
     1996
   Class A..................    10.00         (0.03)           3.80          3.77           --          (0.41)             --
   Class B..................    10.00         (0.02)           3.75          3.73           --          (0.41)             --
   Class Y..................    10.00            --            3.79          3.79           --          (0.41)             --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Does not reflect the impact of sales charges.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 12).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                  -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                                      EXPENSES
                                                                  NET ASSETS         TO AVERAGE
                    NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(C)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   -------------   ---------   --------------   ------------------
       $   --          $ 1.97          $11.97         19.82%      $   19,095             1.85%(b)
           --            1.95           11.95         19.62            6,011             2.69(b)
           --            1.95           11.95         19.62            8,901             2.62(b)
           --            1.97           11.97         19.92            1,349             1.31(b)
           --            0.56           10.56          3.83           23,019             1.83(b)
           --            0.55           10.55          3.74            9,634             2.61(b)
           --            0.55           10.55          3.74           12,406             2.57(b)
           --            0.57           10.57          3.93            1,055             1.30(b)
        (0.89)          (0.18)          20.30          3.63          170,961             1.50(b)
        (0.89)          (0.27)          19.69          3.27           74,144             2.16(b)
        (0.89)          (0.27)          19.70          3.27           76,469             2.16(b)
        (0.89)          (0.10)          20.74          3.96           51,474             0.96(b)
        (1.30)           7.17           20.48         65.66          109,559             1.51
        (1.30)           6.87           19.96         64.46           53,358             2.15
        (1.30)(f)        6.88(f)        19.97(f)      64.58           37,672             2.20
        (1.30)           7.37           20.84         66.37           39,536             0.99
        (0.12)           1.15           13.31         10.46           37,623             1.57
        (0.12)           1.05           13.09          9.73           18,345             2.22
        (0.12)           1.23           13.47         11.05           13,004             1.02
           --(f)         0.60(f)        13.09(f)       4.80(d)         2,765             2.46(b)
        (0.55)           1.48           12.16         19.28           19,391             1.82
        (0.55)           1.39           12.04         18.49            9,694             2.53
        (0.55)           1.53           12.24         19.69            9,062             1.30
        (0.72)           0.68           10.68         14.11(d)         4,673             4.29(b)
        (0.72)           0.65           10.65         13.81(d)           241            20.03(b)
        (0.72)           0.71           10.71         14.41(d)            72           115.33(b)
        (1.66)           0.63           32.35          7.36        1,142,194             1.33(b)
        (1.66)           0.46           31.38          7.00          751,986             1.99(b)
        (1.66)           0.46           31.35          7.00          410,493             2.00(b)
        (1.66)           0.76           33.03          7.64           82,096             0.81(b)
        (1.91)          11.30           31.72         66.76          797,656             1.38
        (1.91)          10.84           30.92         65.58          569,201             2.02
        (1.91)(f)       10.81(f)        30.89(f)      65.44          191,466             2.09
        (1.91)          11.61           32.27         67.49           64,688             0.87
        (0.13)           0.52           20.42          3.26          364,951             1.49
        (0.13)           0.37           20.08          2.52          290,756             2.15
        (0.13)           0.61           20.66          3.68           27,700             0.96
           --(f)         0.41(f)        20.08(f)       2.10(d)        15,231             2.29(b)
        (0.77)           6.54           19.90         55.11          233,601             1.69
        (0.77)           6.39           19.71         54.15          174,392             2.38
        (0.77)           6.67           20.05         56.00           26,693             1.13
        (0.41)           3.36           13.36         37.75(d)         9,028             4.15(b)
        (0.41)           3.32           13.32         37.35(d)           889             9.05(b)
        (0.41)           3.38           13.38         37.95(d)           107            93.64(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(e)
     -----------------   ----------   ---------
            1.65%(b)       (0.07)%(b)   19.89%
            2.35(b)        (0.49)(b)       --
            2.35(b)        (0.58)(b)       --
            1.20(b)         0.49(b)        --
            1.65(b)        (0.60)(b)    26.85
            2.35(b)        (1.02)(b)       --
            2.35(b)        (1.03)(b)       --
            1.20(b)        (0.38)(b)       --
            1.45(b)        (0.87)(b)    91.06
            2.15(b)        (1.57)(b)       --
            2.15(b)        (1.57)(b)       --
            0.96(b)        (0.38)(b)       --
            1.45           (0.92)      176.74
            2.15           (1.62)          --
            2.15           (1.61)          --
            0.99           (0.46)          --
            1.45           (0.79)      266.82
            2.15           (1.49)          --
            1.00           (0.33)          --
            2.15(b)        (1.49)(b)       --
            1.45           (0.61)      255.37
            2.15           (1.30)          --
            1.00           (0.14)          --
            1.45(b)        (0.60)(b)    69.92
            2.15(b)        (1.30)(b)       --
            1.00(b)         0.03(b)        --
            1.28(b)        (0.41)(b)    89.29
            1.99(b)        (1.12)(b)       --
            2.00(b)        (1.13)(b)       --
            0.81(b)         0.07(b)        --
            1.33           (0.61)      168.97
            2.02           (1.31)          --
            2.09           (1.37)          --
            0.87           (0.16)          --
            1.44           (0.70)      123.42
            2.15           (1.39)          --
            0.96           (0.27)          --
            2.15(b)        (1.34)(b)       --
            1.45           (0.80)      119.62
            2.15           (1.46)          --
            1.00           (0.35)          --
            1.45(b)        (0.70)(b)   149.99
            2.15(b)        (1.53)(b)       --
            1.00(b)         0.04(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                 -- SELECTED PER-SHARE DATA (a) --
                                 ------------------------------------------------------------------------------------------------
                                                          NET REALIZED
                                                              AND                                  DISTRIBUTIONS
                                 NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS         FROM
                                 VALUE AT    INVESTMENT       GAIN          FROM       FROM NET       REALIZED      DISTRIBUTIONS
                                 BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL           FROM
                                 OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS           CAPITAL
                                 ---------   ----------   ------------   ----------   ----------   --------------   -------------
THE HARTFORD MIDCAP FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................   $17.78       $(0.03)       $ 3.55        $ 3.52       $   --         $(0.70)         $   --
   Class B.....................    17.54        (0.05)         3.43          3.38           --          (0.70)             --
   Class C.....................    17.53        (0.07)         3.46          3.39           --          (0.70)             --
   Class Y.....................    17.94        (0.01)         3.61          3.60           --          (0.70)             --
   For the Year Ended December
     31, 1999
   Class A.....................    12.30        (0.03)         6.08          6.05           --          (0.57)             --
   Class B.....................    12.22        (0.03)         5.92          5.89           --          (0.57)             --
   Class C.....................    12.21(f)     (0.04)(f)      5.93(f)       5.89(f)        --(f)       (0.57)(f)          --(f)
   Class Y.....................    12.35        (0.02)         6.18          6.16           --          (0.57)             --
   For the Year Ended December
     31, 1998
   Class A.....................    10.00        (0.05)         2.35          2.30           --             --              --
   Class B.....................    10.00        (0.10)         2.32          2.22           --             --              --
   Class Y.....................    10.00        (0.02)         2.37          2.35           --             --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    11.23(f)     (0.03)(f)      1.01(f)       0.98(f)        --(f)          --(f)           --(f)
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................    15.43         0.01         (0.78)        (0.77)       (0.01)         (0.05)             --
   Class B.....................    15.17        (0.05)        (0.76)        (0.81)          --          (0.05)             --
   Class C.....................    15.10         0.03         (0.84)        (0.81)          --          (0.05)             --
   Class Y.....................    15.56         0.02         (0.75)        (0.73)       (0.01)         (0.05)             --
   For the Year Ended December
     31, 1999
   Class A.....................    11.89         0.06          4.46          4.52        (0.15)         (0.83)             --
   Class B.....................    11.73         0.01          4.32          4.33        (0.06)         (0.83)             --
   Class C.....................    11.74(f)     (0.02)(f)      4.33(f)       4.31(f)     (0.12)(f)      (0.83)(f)          --(f)
   Class Y.....................    11.97         0.09          4.51          4.60        (0.18)         (0.83)             --
   For the Year Ended December
     31, 1998
   Class A.....................    10.58         0.07          1.26          1.33        (0.02)            --              --
   Class B.....................    10.49         0.01          1.23          1.24           --             --              --
   Class Y.....................    10.62         0.12          1.27          1.39        (0.04)            --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    12.26(f)     (0.01)(f)     (0.49)(f)     (0.50)(f)    (0.03)(f)         --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A.....................    10.72         0.09         (0.01)         0.08        (0.05)         (0.17)             --
   Class B.....................    10.69         0.07         (0.06)         0.01        (0.04)         (0.17)             --
   Class Y.....................    10.73         0.15         (0.02)         0.13        (0.07)         (0.17)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00         0.02          0.79          0.81        (0.06)         (0.03)             --
   Class B.....................    10.00        (0.01)         0.80          0.79        (0.07)         (0.03)             --
   Class Y.....................    10.00           --          0.84          0.84        (0.08)         (0.03)             --
THE HARTFORD GLOBAL LEADERS
 FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................    18.56         0.03          0.55          0.58           --          (0.09)             --
   Class B.....................    18.40           --          0.51          0.51           --          (0.09)             --
   Class C.....................    18.40           --          0.51          0.51           --          (0.09)             --
   Class Y.....................    18.68         0.04          0.58          0.62           --          (0.09)             --
   For the Year Ended December
     31, 1999
   Class A.....................    12.67           --          6.01          6.01           --          (0.12)             --
   Class B.....................    12.65        (0.02)         5.89          5.87           --          (0.12)             --
   Class C.....................    12.65        (0.02)         5.89          5.87           --          (0.12)             --
   Class Y.....................    12.69         0.03          6.08          6.11           --          (0.12)             --
   From inception September 30,
     1998, through December 31,
     1998
   Class A.....................    10.00        (0.01)         3.03          3.02           --          (0.35)             --
   Class B.....................    10.00        (0.02)         3.02          3.00           --          (0.35)             --
   Class C.....................    10.00        (0.02)         3.02          3.00           --          (0.35)             --
   Class Y.....................    10.00         0.01          3.03          3.04           --          (0.35)             --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Does not reflect the impact of sales charges.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 12).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                -- RATIOS AND SUPPLEMENTAL DATA --
-----------------------------------------------------------------------------------------------
                                                                                  RATIO OF
                                                                                  EXPENSES
                                    NET ASSET                 NET ASSETS         TO AVERAGE
                    NET INCREASE    VALUE AT                  AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN      END        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   ---------   ---------   --------------   ------------------
       $(0.70)         $ 2.82        $20.60       19.90%      $  255,623             1.49%(b)
        (0.70)           2.68         20.22       19.44          111,343             2.16(b)
        (0.70)           2.69         20.22       19.44          128,412             2.15(b)
        (0.70)           2.90         20.84       20.17           41,071             0.97(b)
        (0.57)           5.48         17.78       50.17          118,194             1.51
        (0.57)           5.32         17.54       49.10           50,301             2.17
        (0.57)(f)        5.32(f)      17.53(f)    49.22           48,310             2.22
        (0.57)           5.59         17.94       50.87           17,997             0.97
           --            2.30         12.30       23.12           24,294             1.62
           --            2.22         12.22       22.32            8,403             2.31
           --            2.35         12.35       23.62            3,750             1.12
           --(f)         0.98(f)      12.21(f)     8.70(d)         1,077             2.57(b)
        (0.06)          (0.83)        14.60       (4.96)          90,288             1.59(b)
        (0.05)          (0.86)        14.31       (5.32)          27,354             2.28(b)
        (0.05)          (0.86)        14.24       (5.33)          27,793             2.26(b)
        (0.06)          (0.79)        14.77       (4.71)          24,452             1.05(b)
        (0.98)           3.54         15.43       39.13           63,281             1.61
        (0.89)           3.44         15.17       38.11           22,835             2.26
        (0.95)(f)        3.36(f)      15.10(f)    37.98           13,514             2.31
        (1.01)           3.59         15.56       39.63           25,403             1.11
        (0.02)           1.31         11.89       12.53           32,014             1.89
           --            1.24         11.73       11.82           11,767             2.56
        (0.04)           1.35         11.97       13.11           10,860             1.36
        (0.03)(f)       (0.53)(f)     11.74(f)    (4.05)(d)        1,379             2.83(b)
        (0.22)          (0.14)        10.58        0.84           15,701             2.30
        (0.21)          (0.20)        10.49        0.12            7,188             3.03
        (0.24)          (0.11)        10.62        1.31            6,422             1.76
        (0.09)           0.72         10.72        8.14(d)         4,294             5.40(b)
        (0.10)           0.69         10.69        7.86(d)           163            32.61(b)
        (0.11)           0.73         10.73        8.36(d)            64           126.52(b)
        (0.09)           0.49         19.05        3.15          209,163             1.53(b)
        (0.09)           0.42         18.82        2.79           67,706             2.21(b)
        (0.09)           0.42         18.82        2.79          127,541             2.19(b)
        (0.09)           0.53         19.21        3.34            8,433             1.00(b)
        (0.12)           5.89         18.56       47.68           84,632             1.62
        (0.12)           5.75         18.40       46.64           24,588             2.29
        (0.12)           5.75         18.40       46.64           43,012             2.33
        (0.12)           5.99         18.68       48.39            4,423             1.10
        (0.35)           2.67         12.67       30.36(d)         3,771             2.71(b)
        (0.35)           2.65         12.65       30.16(d)           486             3.55(b)
        (0.35)           2.65         12.65       30.16(d)           517             3.57(b)
        (0.35)           2.69         12.69       30.57(d)           392             2.46(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(e)
     -----------------   ----------   ---------
           1.44%(b)        (0.88)%(b)   76.30%
           2.15(b)         (1.60)(b)       --
           2.15(b)         (1.59)(b)       --
           0.97(b)         (0.41)(b)       --
           1.45            (0.79)      122.52
           2.15            (1.48)          --
           2.15            (1.48)          --
           0.97            (0.31)          --
           1.45            (0.78)      139.02
           2.15            (1.48)          --
           1.00            (0.33)          --
           2.15(b)         (1.45)(b)       --
           1.54(b)          0.81(b)     73.77
           2.28(b)          0.07(b)        --
           2.26(b)          0.09(b)        --
           1.05(b)          1.30(b)        --
           1.56             0.61       128.26
           2.26            (0.09)          --
           2.31            (0.13)          --
           1.11             1.07           --
           1.65             0.69       148.58
           2.35             0.01           --
           1.20             1.17           --
           2.35(b)         (0.71)(b)       --
           1.65             0.88        59.16
           2.35            (0.05)          --
           1.20             1.33           --
           1.65(b)          0.51(b)     21.51
           2.35(b)         (0.86)(b)       --
           1.20(b)          0.57(b)        --
           1.48(b)          0.30(b)    221.04
           2.21(b)         (0.44)(b)       --
           2.19(b)         (0.41)(b)       --
           1.00(b)          0.78(b)        --
           1.57            (0.15)      203.74
           2.29            (0.86)          --
           2.33            (0.89)          --
           1.10             0.32           --
           1.65(b)         (0.19)(b)    49.04
           2.35(b)         (0.92)(b)       --
           2.35(b)         (0.90)(b)       --
           1.20(b)          0.31(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                 -- SELECTED PER-SHARE DATA (a) --
                                 ------------------------------------------------------------------------------------------------
                                                          NET REALIZED
                                                              AND                                  DISTRIBUTIONS
                                 NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS         FROM
                                 VALUE AT    INVESTMENT       GAIN          FROM       FROM NET       REALIZED      DISTRIBUTIONS
                                 BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL           FROM
                                 OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS           CAPITAL
                                 ---------   ----------   ------------   ----------   ----------   --------------   -------------
THE HARTFORD STOCK FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................   $23.64       $(0.01)       $ 0.38        $ 0.37       $   --         $(0.21)         $   --
   Class B.....................    23.06        (0.07)         0.36          0.29           --          (0.21)             --
   Class C.....................    23.05        (0.05)         0.34          0.29           --          (0.21)             --
   Class Y.....................    23.99         0.03          0.42          0.45           --          (0.21)             --
   For the Year Ended December
     31, 1999
   Class A.....................    19.70           --          4.36          4.36           --          (0.42)             --
   Class B.....................    19.36        (0.07)         4.19          4.12           --          (0.42)             --
   Class C.....................    19.36(f)     (0.08)(f)      4.19(f)       4.11(f)        --(f)       (0.42)(f)          --(f)
   Class Y.....................    19.89        (0.01)         4.53          4.52           --          (0.42)             --
   For the Year Ended December
     31, 1998
   Class A.....................    15.16        (0.01)         4.75          4.74           --          (0.19)          (0.01)
   Class B.....................    15.01        (0.05)         4.60          4.55           --          (0.19)          (0.01)
   Class Y.....................    15.25         0.06          4.78          4.84           --          (0.19)          (0.01)
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    18.53(f)     (0.02)(f)      1.22(f)       1.20(f)        --(f)       (0.35)(f)       (0.02)(f)
   For the Year Ended December
     31, 1997
   Class A.....................    11.53           --          3.66          3.66           --          (0.03)             --
   Class B.....................    11.50        (0.02)         3.56          3.54           --          (0.03)             --
   Class Y.....................    11.55         0.03          3.70          3.73           --          (0.03)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00         0.02          1.53          1.55        (0.02)            --              --
   Class B.....................    10.00           --          1.52          1.52        (0.02)            --              --
   Class Y.....................    10.00         0.01          1.57          1.58        (0.03)            --              --
THE HARTFORD GROWTH AND INCOME
 FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................    13.72        (0.01)         0.16          0.15           --          (0.11)             --
   Class B.....................    13.58        (0.03)         0.13          0.10           --          (0.11)             --
   Class C.....................    13.58        (0.03)         0.14          0.11           --          (0.11)             --
   Class Y.....................    13.83         0.02          0.16          0.18           --          (0.11)             --
   For the Year Ended December
     31, 1999
   Class A.....................    11.45         0.01          2.36          2.37           --          (0.10)             --
   Class B.....................    11.41        (0.02)         2.29          2.27           --          (0.10)             --
   Class C.....................    11.41(f)     (0.03)(f)      2.30(f)       2.27(f)        --(f)       (0.10)(f)          --(f)
   Class Y.....................    11.48         0.06          2.39          2.45           --          (0.10)             --
   From inception April 30,
     1998, through December 31,
     1998
   Class A.....................    10.00         0.02          1.45          1.47           --             --           (0.02)
   Class B.....................    10.00        (0.01)         1.43          1.42           --             --           (0.01)
   Class Y.....................    10.00         0.05          1.46          1.51           --             --           (0.03)
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    10.14(f)      0.01(f)       1.29(f)       1.30(f)        --(f)          --(f)        (0.03)(f)
THE HARTFORD DIVIDEND AND
 GROWTH FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................    16.85         0.07         (0.38)        (0.31)       (0.06)         (0.08)             --
   Class B.....................    16.69         0.01         (0.36)        (0.35)       (0.01)         (0.08)             --
   Class C.....................    16.67         0.04         (0.39)        (0.35)       (0.02)         (0.08)             --
   Class Y.....................    16.96         0.12         (0.38)        (0.26)       (0.09)         (0.08)             --
   For the Year Ended December
     31, 1999
   Class A.....................    16.62         0.15          0.60          0.75        (0.17)         (0.35)             --
   Class B.....................    16.47         0.04          0.58          0.62        (0.05)         (0.35)             --
   Class C.....................    16.48(f)      0.04(f)       0.58(f)       0.62(f)     (0.08)(f)      (0.35)(f)          --(f)
   Class Y.....................    16.69         0.21          0.63          0.84        (0.22)         (0.35)             --
   For the Year Ended December
     31, 1998
   Class A.....................    14.72         0.15          1.97          2.12        (0.15)         (0.07)             --
   Class B.....................    14.61         0.06          1.92          1.98        (0.05)         (0.07)             --
   Class Y.....................    14.77         0.24          1.94          2.18        (0.19)         (0.07)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    15.94(f)      0.05(f)       0.70(f)       0.75(f)     (0.10)(f)      (0.11)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A.....................    11.45         0.13          3.40          3.53        (0.12)         (0.14)             --
   Class B.....................    11.40         0.13          3.30          3.43        (0.08)         (0.14)             --
   Class Y.....................    11.46         0.21          3.39          3.60        (0.15)         (0.14)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00         0.07          1.46          1.53        (0.06)         (0.02)             --
   Class B.....................    10.00         0.01          1.48          1.49        (0.07)         (0.02)             --
   Class Y.....................    10.00         0.02          1.53          1.55        (0.07)         (0.02)             --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Does not reflect the impact of sales charges.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 12).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                -- RATIOS AND SUPPLEMENTAL DATA --
-----------------------------------------------------------------------------------------------
                                                                                  RATIO OF
                                                                                  EXPENSES
                                    NET ASSET                 NET ASSETS         TO AVERAGE
                    NET INCREASE    VALUE AT                  AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN      END        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   ---------   ---------   --------------   ------------------
       $(0.21)         $ 0.16        $23.80        1.57%      $  975,250             1.34%(b)
        (0.21)           0.08         23.14        1.26          553,938             2.00(b)
        (0.21)           0.08         23.13        1.26          449,845             2.00(b)
        (0.21)           0.24         24.23        1.88           33,481             0.81(b)
        (0.42)           3.94         23.64       22.31          752,763             1.38
        (0.42)           3.70         23.06       21.46          462,318             2.03
        (0.42)(f)        3.69(f)      23.05(f)    21.40          305,566             2.07
        (0.42)           4.10         23.99       22.91           31,129             0.91
        (0.20)           4.54         19.70       31.33          268,226             1.49
        (0.20)           4.35         19.36       30.38          185,205             2.16
        (0.20)           4.64         19.89       31.80            7,919             0.96
        (0.37)(f)        0.83(f)      19.36(f)     6.60(d)        36,039             2.24(b)
        (0.03)           3.63         15.16       31.78           65,763             1.69
        (0.03)           3.51         15.01       30.82           35,294             2.38
        (0.03)           3.70         15.25       32.33            5,510             1.11
        (0.02)           1.53         11.53       15.50(d)         6,273             4.01(b)
        (0.02)           1.50         11.50       15.20(d)         1,254             7.76(b)
        (0.03)           1.55         11.55       15.80(d)            44           133.50(b)
        (0.11)           0.04         13.76        1.11          152,991             1.43(b)
        (0.11)          (0.01)        13.57        0.75           34,678             2.11(b)
        (0.11)             --         13.58        0.82           53,653             2.09(b)
        (0.11)           0.07         13.90        1.31              490             0.94(b)
        (0.10)           2.27         13.72       20.80           74,764             1.49
        (0.10)           2.17         13.58       20.00           20,375             2.13
        (0.10)(f)        2.17(f)      13.58(f)    19.98           29,265             2.16
        (0.10)           2.35         13.83       21.45              480             0.93
        (0.02)           1.45         11.45       14.78(d)        11,120             1.63(b)
        (0.01)           1.41         11.41       14.21(d)         3,538             2.32(b)
        (0.03)           1.48         11.48       15.18(d)           386             1.20(b)
        (0.03)(f)        1.27(f)      11.41(f)    12.80(d)         3,726             2.38(b)
        (0.14)          (0.45)        16.40       (1.82)         253,583             1.37(b)
        (0.09)          (0.44)        16.25       (2.10)         111,481             2.04(b)
        (0.10)          (0.45)        16.22       (2.12)          53,925             2.04(b)
        (0.17)          (0.43)        16.53       (1.56)          21,184             0.85(b)
        (0.52)           0.23         16.85        4.57          242,054             1.38
        (0.40)           0.22         16.69        3.82          121,977             2.02
        (0.43)(f)        0.19(f)      16.67(f)     3.76           42,869             2.07
        (0.57)           0.27         16.96        5.10           23,616             0.87
        (0.22)           1.90         16.62       14.47          182,495             1.43
        (0.12)           1.86         16.47       13.62          108,344             2.10
        (0.26)           1.92         16.69       14.86           17,098             0.91
        (0.21)(f)        0.54(f)      16.48(f)     4.82(d)         9,682             2.20(b)
        (0.26)           3.27         14.72       30.99           67,861             1.64
        (0.22)           3.21         14.61       30.20           33,730             2.34
        (0.29)           3.31         14.77       31.59           13,236             1.09
        (0.08)           1.45         11.45       15.29(d)         6,083             4.17(b)
        (0.09)           1.40         11.40       14.82(d)        33,741            12.97(b)
        (0.09)           1.46         11.46       15.49(d)        13,241           141.53(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(e)
     -----------------   ----------   ---------
           1.29%(b)        (0.15)%(b)   22.57%
           2.00(b)         (0.86)(b)       --
           2.00(b)         (0.86)(b)       --
           0.81(b)          0.33(b)        --
           1.33            (0.06)       33.62
           2.03            (0.75)          --
           2.07            (0.78)          --
           0.91             0.36           --
           1.44            (0.07)       37.03
           2.15            (0.77)          --
           0.96             0.36           --
           2.15(b)         (0.76)(b)       --
           1.45             0.06        42.83
           2.15            (0.66)          --
           1.00             0.53           --
           1.45(b)          0.71(b)     11.87
           2.15(b)         (0.12)(b)       --
           1.00(b)          1.37(b)        --
           1.38(b)         (0.14)(b)    37.85
           2.11(b)         (0.87)(b)       --
           2.09(b)         (0.85)(b)       --
           0.94(b)          0.30(b)        --
           1.44             0.01        52.98
           2.13            (0.68)          --
           2.15            (0.69)          --
           0.93             0.51           --
           1.45(b)          0.23(b)     35.10
           2.15(b)         (0.47)(b)       --
           1.00(b)          0.76(b)        --
           2.15(b)         (0.53)(b)       --
           1.32(b)          1.02(b)     36.32
           2.04(b)          0.30(b)        --
           2.04(b)          0.30(b)        --
           0.85(b)          1.49(b)        --
           1.33             0.94        50.21
           2.02             0.25           --
           2.07             0.21           --
           0.87             1.42           --
           1.38             1.08        46.43
           2.10             0.39           --
           0.91             1.53           --
           2.10(b)          0.23(b)        --
           1.40             1.42        28.75
           2.10             0.69           --
           0.95             1.83           --
           1.40(b)          1.95(b)     29.80
           2.10(b)          0.82(b)        --
           0.95(b)          2.41(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                 -- SELECTED PER-SHARE DATA (a) --
                                 ------------------------------------------------------------------------------------------------
                                                          NET REALIZED
                                                              AND                                  DISTRIBUTIONS
                                 NET ASSET                 UNREALIZED      TOTAL      DIVIDENDS         FROM
                                 VALUE AT       NET           GAIN          FROM       FROM NET       REALIZED      DISTRIBUTIONS
                                 BEGINNING   INVESTMENT    (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL           FROM
                                 OF PERIOD     INCOME     INVESTMENTS    OPERATIONS     INCOME         GAINS           CAPITAL
                                 ---------   ----------   ------------   ----------   ----------   --------------   -------------
THE HARTFORD ADVISERS FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................   $17.02       $ 0.14        $ 0.20        $ 0.34       $(0.14)        $(0.16)         $   --
   Class B.....................    16.87         0.08          0.19          0.27        (0.08)         (0.16)             --
   Class C.....................    17.02         0.08          0.19          0.27        (0.08)         (0.16)             --
   Class Y.....................    17.16         0.20          0.18          0.38        (0.17)         (0.16)             --
   For the Year Ended December
     31, 1999
   Class A.....................    15.71         0.27          1.60          1.87        (0.25)         (0.31)             --
   Class B.....................    15.59         0.16          1.58          1.74        (0.15)         (0.31)             --
   Class C.....................    15.73(f)      0.17(f)       1.58(f)       1.75(f)     (0.15)(f)      (0.31)(f)          --(f)
   Class Y.....................    15.80         0.35          1.61          1.96        (0.29)         (0.31)             --
   For the Year Ended December
     31, 1998
   Class A.....................    13.41         0.23          2.58          2.81        (0.25)         (0.26)             --
   Class B.....................    13.33         0.15          2.54          2.69        (0.17)         (0.26)             --
   Class Y.....................    13.46         0.29          2.59          2.88        (0.28)         (0.26)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    15.56(f)      0.16(f)       0.64(f)       0.80(f)     (0.22)(f)      (0.40)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A.....................    11.08         0.16          2.41          2.57        (0.17)         (0.07)             --
   Class B.....................    11.05         0.16          2.31          2.47        (0.12)         (0.07)             --
   Class Y.....................    11.10         0.31          2.32          2.63        (0.20)         (0.07)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00         0.09          1.07          1.16        (0.08)            --              --
   Class B.....................    10.00         0.02          1.11          1.13        (0.08)            --              --
   Class Y.....................    10.00         0.03          1.16          1.19        (0.09)            --              --
THE HARTFORD HIGH YIELD FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................     9.75         0.41         (0.45)        (0.04)       (0.40)            --              --
   Class B.....................     9.74         0.39         (0.46)        (0.07)       (0.37)            --              --
   Class C.....................     9.74         0.38         (0.45)        (0.07)       (0.37)            --              --
   Class Y.....................     9.78         0.43         (0.46)        (0.03)       (0.41)            --              --
   For the Year Ended December
     31, 1999
   Class A.....................    10.15         0.75         (0.40)         0.35        (0.75)            --              --
   Class B.....................    10.14         0.68         (0.40)         0.28        (0.68)            --              --
   Class C.....................    10.14         0.68         (0.40)         0.28        (0.68)            --              --
   Class Y.....................    10.16         0.78         (0.39)         0.39        (0.77)            --              --
   From inception September 30,
     1998, through December 31,
     1998
   Class A.....................    10.00         0.19          0.13          0.32        (0.17)            --              --
   Class B.....................    10.00         0.16          0.14          0.30        (0.16)            --              --
   Class C.....................    10.00         0.16          0.14          0.30        (0.16)            --              --
   Class Y.....................    10.00         0.21          0.13          0.34        (0.18)            --              --
THE HARTFORD BOND INCOME
 STRATEGY FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................     9.93         0.30          0.13          0.43        (0.30)            --              --
   Class B.....................     9.90         0.25          0.13          0.38        (0.26)            --              --
   Class C.....................     9.93         0.25          0.14          0.39        (0.26)            --              --
   Class Y.....................     9.99         0.31          0.14          0.45        (0.31)            --              --
   For the Year Ended December
     31, 1999
   Class A.....................    10.76         0.54         (0.83)        (0.29)       (0.52)         (0.02)             --
   Class B.....................    10.72         0.47         (0.82)        (0.35)       (0.45)         (0.02)             --
   Class C.....................    10.76(f)      0.47(f)      (0.82)(f)     (0.35)(f)    (0.46)(f)      (0.02)(f)          --(f)
   Class Y.....................    10.81         0.55         (0.80)        (0.25)       (0.55)         (0.02)             --
   For the Year Ended December
     31, 1998
   Class A.....................    10.61         0.54          0.23          0.77        (0.54)         (0.08)             --
   Class B.....................    10.58         0.47          0.22          0.69        (0.47)         (0.08)             --
   Class Y.....................    10.64         0.58          0.24          0.82        (0.57)         (0.08)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    10.70(f)      0.19(f)       0.15(f)       0.34(f)     (0.21)(f)      (0.07)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A.....................    10.26         0.57          0.50          1.07        (0.56)         (0.16)             --
   Class B.....................    10.25         0.53          0.46          0.99        (0.50)         (0.16)             --
   Class Y.....................    10.27         0.58          0.54          1.12        (0.59)         (0.16)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00         0.26          0.31          0.57        (0.25)         (0.06)             --
   Class B.....................    10.00         0.20          0.34          0.54        (0.23)         (0.06)             --
   Class Y.....................    10.00         0.28          0.31          0.59        (0.26)         (0.06)             --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Does not reflect the impact of sales charges.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 12).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                -- RATIOS AND SUPPLEMENTAL DATA --
-----------------------------------------------------------------------------------------------
                                                                                  RATIO OF
                                                                                  EXPENSES
                                    NET ASSET                 NET ASSETS         TO AVERAGE
                    NET INCREASE    VALUE AT                  AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN      END        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   ---------   ---------   --------------   ------------------
       $(0.30)         $ 0.04        $17.06        2.01%      $  806,700             1.27%(b)
        (0.24)           0.03         16.90        1.63          605,616             1.93(b)
        (0.24)           0.03         17.05        1.62          392,493             1.93(b)
        (0.33)           0.05         17.21        2.20           65,887             0.76(b)
        (0.56)           1.31         17.02       12.08          693,136             1.31
        (0.46)           1.28         16.87       11.29          555,338             1.97
        (0.46)(f)        1.29(f)      17.02(f)    11.29          323,631             1.99
        (0.60)           1.36         17.16       12.62           68,133             0.79
        (0.51)           2.30         15.71       21.09          316,435             1.43
        (0.43)           2.26         15.59       20.27          237,959             2.11
        (0.54)           2.34         15.80       21.62           57,891             0.90
        (0.62)(f)        0.17(f)      15.73(f)     5.25(d)        54,907             2.18(b)
        (0.24)           2.33         13.41       23.30           98,633             1.60
        (0.19)           2.28         13.33       22.44           39,334             2.31
        (0.27)           2.36         13.46       23.80           39,773             1.03
        (0.08)           1.08         11.08       11.56(d)        14,347             2.99(b)
        (0.08)           1.05         11.05       11.28(d)         1,499             6.71(b)
        (0.09)           1.10         11.10       11.88(d)            34           144.82(b)
        (0.40)          (0.44)         9.31       (0.37)          20,267             1.38(b)
        (0.37)          (0.44)         9.30       (0.72)           7,171             2.05(b)
        (0.37)          (0.44)         9.30       (0.72)           8,232             2.04(b)
        (0.41)          (0.44)         9.34       (0.22)           2,281             0.86(b)
        (0.75)          (0.40)         9.75        3.47           17,465             1.41
        (0.68)          (0.40)         9.74        2.80            7,436             2.08
        (0.68)          (0.40)         9.74        2.81            8,573             2.09
        (0.77)          (0.38)         9.78        3.98            2,314             0.90
        (0.17)           0.15         10.15        3.33(d)         8,507             1.58(b)
        (0.16)           0.14         10.14        3.09(d)         2,322             2.31(b)
        (0.16)           0.14         10.14        3.08(d)         2,278             2.31(b)
        (0.18)           0.16         10.16        3.51(d)         1,034             1.17(b)
        (0.30)           0.13         10.06        4.38           36,965             1.29(b)
        (0.26)           0.12         10.02        3.94           20,929             1.96(b)
        (0.26)           0.13         10.06        4.02           14,657             1.94(b)
        (0.31)           0.14         10.13        4.61           28,223             0.77(b)
        (0.54)          (0.83)         9.93       (2.71)          57,320             1.29
        (0.47)          (0.82)         9.90       (3.30)          21,442             1.94
        (0.48)(f)       (0.83)(f)      9.93(f)    (3.36)          18,136             1.97
        (0.57)          (0.82)         9.99       (2.31)          28,052             0.80
        (0.62)           0.15         10.76        7.48           47,143             1.32
        (0.55)           0.14         10.72        6.70           16,772             2.01
        (0.65)           0.17         10.81        7.98           10,766             0.84
        (0.27)(f)        0.06(f)      10.76(f)     3.19(d)         5,420             2.13(b)
        (0.72)           0.35         10.61       10.80           28,589             1.49
        (0.66)           0.33         10.58        9.96            5,745             2.19
        (0.75)           0.37         10.64       11.30            5,756             1.01
        (0.31)           0.26         10.26        5.73(d)        10,925             2.77(b)
        (0.29)           0.25         10.25        5.38(d)           124            22.36(b)
        (0.32)           0.27         10.27        5.95(d)             5           185.34(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(e)
     -----------------   ----------   ---------
           1.22%(b)         1.73%(b)    21.28%
           1.93(b)          1.02(b)        --
           1.93(b)          1.02(b)        --
           0.76(b)          2.20(b)        --
           1.26             1.72        34.63
           1.97             1.00           --
           1.99             0.99           --
           0.79             2.18           --
           1.38             1.67        40.24
           2.10             0.98           --
           0.90             2.09           --
           2.10(b)          1.06(b)        --
           1.40             1.54        38.62
           2.10             0.80           --
           0.95             2.08           --
           1.40(b)          2.13(b)     19.75
           2.10(b)          1.24(b)        --
           0.95(b)          2.75(b)        --
           1.33(b)          8.65(b)     44.13
           2.05(b)          7.94(b)        --
           2.04(b)          7.94(b)        --
           0.86(b)          9.12(b)        --
           1.36             7.74        52.96
           2.08             7.03           --
           2.09             7.01           --
           0.90             8.20           --
           1.40(b)          7.06(b)     10.85
           2.10(b)          6.50(b)        --
           2.10(b)          6.49(b)        --
           0.95(b)          7.48(b)        --
           1.24(b)          5.70(b)     78.81
           1.95(b)          4.99(b)        --
           1.94(b)          4.99(b)        --
           0.77(b)          6.17(b)        --
           1.24             5.32       113.37
           1.94             4.62           --
           1.95             4.62           --
           0.80             5.77           --
           1.25             5.04       135.01
           1.95             4.32           --
           0.80             5.48           --
           1.95(b)          4.13(b)        --
           1.25             5.59       220.45
           1.95             4.85           --
           0.80             5.98           --
           1.25(b)          5.72(b)     75.52
           1.95(b)          5.22(b)        --
           0.80(b)          6.17(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                 -- SELECTED PER-SHARE DATA (a) --
                                 ------------------------------------------------------------------------------------------------
                                                          NET REALIZED
                                                              AND                                  DISTRIBUTIONS
                                 NET ASSET                 UNREALIZED      TOTAL      DIVIDENDS         FROM
                                 VALUE AT       NET           GAIN          FROM       FROM NET       REALIZED      DISTRIBUTIONS
                                 BEGINNING   INVESTMENT    (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL           FROM
                                 OF PERIOD     INCOME     INVESTMENTS    OPERATIONS     INCOME         GAINS           CAPITAL
                                 ---------   ----------   ------------   ----------   ----------   --------------   -------------
THE HARTFORD MONEY MARKET FUND
   For the Six Months Ended
     June 30, 2000 (Unaudited)
   Class A.....................   $ 1.00       $ 0.03        $   --        $0.03        $(0.03)        $   --          $   --
   Class B.....................     1.00         0.02            --         0.02         (0.02)            --              --
   Class C.....................     1.00         0.02            --         0.02         (0.02)            --              --
   Class Y.....................     1.00         0.03            --         0.03         (0.03)            --              --
   For the Year Ended December
     31, 1999
   Class A.....................     1.00         0.04            --         0.04         (0.04)            --              --
   Class B.....................     1.00         0.04            --         0.04         (0.04)            --              --
   Class C.....................     1.00         0.04            --         0.04         (0.04)            --              --
   Class Y.....................     1.00         0.05            --         0.05         (0.05)            --              --
   For the Year Ended December
     31, 1998
   Class A.....................     1.00         0.05            --         0.05         (0.05)            --              --
   Class B.....................     1.00         0.04            --         0.04         (0.04)            --              --
   Class Y.....................     1.00         0.05            --         0.05         (0.05)            --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................     1.00         0.02            --         0.02         (0.02)            --              --
   For the Year Ended December
     31, 1997
   Class A.....................     1.00         0.05            --         0.05         (0.05)            --              --
   Class B.....................     1.00         0.01            --         0.01         (0.01)            --              --
   Class Y.....................     1.00         0.05            --         0.05         (0.05)            --              --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................     1.00         0.02            --         0.02         (0.02)            --              --
   Class Y.....................     1.00         0.02            --         0.02         (0.02)            --              --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Does not reflect the impact of sales charges.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 12).

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                -- RATIOS AND SUPPLEMENTAL DATA --
-----------------------------------------------------------------------------------------------
                                                                                  RATIO OF
                                                                                  EXPENSES
                                    NET ASSET                 NET ASSETS         TO AVERAGE
                    NET INCREASE    VALUE AT                  AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN      END        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   ---------   ---------   --------------   ------------------
       $(0.03)          $  --        $ 1.00        2.58%      $   40,674              1.21%(b)
        (0.02)             --          1.00        2.22           14,957              1.85(b)
        (0.02)             --          1.00        2.22            8,977              1.85(b)
        (0.03)             --          1.00        2.81           13,734              0.63(b)
        (0.04)             --          1.00        4.32           44,663              1.15
        (0.04)             --          1.00        3.59           25,762              1.81
        (0.04)             --          1.00        3.59            9,904              1.84
        (0.05)             --          1.00        4.80            8,953              0.64
        (0.05)             --          1.00        4.69           29,424              1.25
        (0.04)             --          1.00        3.97           11,936              1.86
        (0.05)             --          1.00        5.16            5,320              0.71
        (0.02)             --          1.00        1.58(d)         1,203              2.02(b)
        (0.05)             --          1.00        4.73           22,578              1.28
        (0.01)             --          1.00        1.45(d)         4,449              3.63(b)
        (0.05)             --          1.00        5.23            2,638              0.82
        (0.02)             --          1.00        2.01(d)        10,754              2.75(b)
        (0.02)             --          1.00        2.34(d)          0.30          3,496.38(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(e)
     -----------------   ----------   ---------
           1.00%(b)         5.17%(b)     N/A%
           1.70(b)          4.46(b)       --
           1.70(b)          4.46(b)       --
           0.55(b)          5.62(b)       --
           1.00             4.25         N/A
           1.70             3.55          --
           1.70             3.56          --
           0.55             4.70          --
           1.00             4.57         N/A
           1.70             3.83          --
           0.55             4.99          --
           1.70(b)          3.57(b)       --
           1.00             4.67         N/A
           1.70(b)          3.92(b)       --
           0.55             5.13          --
           1.00(b)          4.49(b)      N/A
           0.55(b)          4.56(b)       --